UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1. Reports to Stockholders

         Delaware VIP® Trust

         Delaware VIP Diversified Income Series

         June 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Disclosure of Series expenses	1

Security type / sector allocation	2

Schedule of investments	3

Statement of assets and liabilities	24

Statement of operations	26

Statements of changes in net assets	26

Financial highlights.	27

Notes to financial statements	29

Other Series information	41

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2019, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Diversified Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2019 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Disclosure of Series expenses

For the six-month period from January 1, 2019 to June 30, 2019 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2019 to June 30, 2019.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual Series return†
Standard Class	$1,000.00	$ 1,076.50	0.64%	$3.30
Service Class	1,000.00	1,074.90	0.94%	4.84

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.62	0.64%	$3.21
Service Class	1,000.00	1,020.13	0.94%	4.71

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Fund.

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Security type / sector allocation

As of June 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	2.79%
Agency Commercial Mortgage-Backed Securities	1.06%
Agency Mortgage-Backed Securities	15.57%
Collateralized Debt Obligations	2.40%
Convertible Bonds	0.14%
Corporate Bonds	38.29%
Banking	6.99%
Basic Industry	2.67%
Brokerage	0.50%
Capital Goods	1.70%
Communications	4.98%
Consumer Cyclical	1.89%
Consumer Non-Cyclical	3.24%
Electric	4.25%
Energy	5.36%
Finance Companies	1.02%
Healthcare	0.34%
Insurance	1.47%
Media	0.27%
Natural Gas	0.33%
Real Estate Investment Trusts	0.52%
Services	0.23%
Technology	1.72%
Transportation	0.62%
Utilities	0.19%
Loan Agreements	3.87%
Municipal Bonds	0.11%
Non-Agency Asset-Backed Securities	2.82%
Non-Agency Collateralized Mortgage Obligations	1.81%
Non-Agency Commercial Mortgage-Backed Securities	7.63%
Sovereign Bonds	1.57%
Supranational Bank	0.07%

Security type / sector	Percentage of net assets
US Treasury Obligations	17.12%
Common Stock	0.00%
Convertible Preferred Stock	0.12%
Preferred Stock	0.09%
Short-Term Investments	5.33%
Total Value of Securities	100.80%
Liabilities Net of Receivables and Other Assets	(0.80%)
Total Net Assets	100.00%

Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Schedule of investments

June 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.678% 9/26/33 •	155,400	$172,032
Fannie Mae REMIC Trust Series 2002-W11 AV1 2.744% (LIBOR01M + 0.34%, Floor 0.17%) 11/25/32 •	662	649

Total Agency Asset-Backed Securities (cost $155,382)		172,681

Agency Collateralized Mortgage Obligations – 2.79%
Fannie Mae Connecticut Avenue Securities Series 2017-C04 2M2 5.254% (LIBOR01M + 2.85%) 11/25/29 •	990,000	1,020,051
Series 2018-C02 2M2 4.604% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	1,530,000	1,536,169
Series 2018-C03 1M2 4.554% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	1,750,000	1,761,713
Series 2018-C05 1M2 4.754% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	1,295,000	1,306,506
Fannie Mae Grantor Trust Series 1999-T2 A1 7.50% 1/19/39 •	284	309
Series 2002-T4 A3 7.50% 12/25/41	5,351	6,201
Series 2004-T1 1A2 6.50% 1/25/44	3,837	4,380
Fannie Mae Interest Strip Series 418 C12 3.00% 8/25/33 S	4,928,885	549,982
Series 419 C3 3.00% 11/25/43 S	1,079,795	146,311
Fannie Mae REMIC Trust Series 2002-W6 2A1 7.00% 6/25/42 •	12,315	13,660
Series 2004-W11 1A2 6.50% 5/25/44	20,142	23,059
Fannie Mae REMICs Series 2008-15 SB 4.196% (6.60% minus LIBOR01M, Cap 6.60%) 8/25/36 S•	216,420	38,603
Series 2010-116 Z 4.00% 10/25/40	27,613	28,957
Series 2012-60 KI 3.00% 9/25/26 S	40,518	1,656
Series 2012-98 MI 3.00% 8/25/31 S	2,167,324	161,489
Series 2012-99 AI 3.50% 5/25/39 S	1,131,195	64,018
Series 2012-115 MI 3.50% 3/25/42 S	474,614	47,107
Series 2012-120 CI 3.50% 12/25/31 S	211,032	17,445
Series 2012-121 ID 3.00% 11/25/27 S	87,531	6,623
Series 2012-125 MI 3.50% 11/25/42 S	45,121	7,778
Series 2012-128 IC 3.00% 11/25/32 S	4,258,510	524,070
Series 2012-137 WI 3.50% 12/25/32 S	691,719	83,392
Series 2012-146 IO 3.50% 1/25/43 S	3,801,071	667,784
Series 2012-149 IC 3.50% 1/25/28 S	2,473,258	205,060

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs Series 2013-1 YI 3.00% 2/25/33 S	3,500,495	$414,610
Series 2013-7 EI 3.00% 10/25/40 S	1,292,317	129,199
Series 2013-20 IH 3.00% 3/25/33 S	76,055	9,054
Series 2013-23 IL 3.00% 3/25/33 S	63,549	6,900
Series 2013-26 ID 3.00% 4/25/33 S	1,748,834	208,182
Series 2013-28 YB 3.00% 4/25/43	52,000	52,331
Series 2013-31 MI 3.00% 4/25/33 S	565,709	67,229
Series 2013-35 IB 3.00% 4/25/33 S	2,420,670	303,177
Series 2013-35 IG 3.00% 4/25/28 S	1,643,548	133,769
Series 2013-38 AI 3.00% 4/25/33 S	1,694,308	196,085
Series 2013-41 HI 3.00% 2/25/33 S	2,668,770	261,675
Series 2013-44 Z 3.00% 5/25/43	72,630	74,285
Series 2013-45 PI 3.00% 5/25/33 S	1,138,435	134,762
Series 2013-69 IJ 3.00% 7/25/33 S	1,231,052	142,954
Series 2013-103 SK 3.516% (5.92% minus LIBOR01M, Cap 5.92%) 10/25/43 S•	3,640,015	764,375
Series 2014-64 IT 3.50% 6/25/41 S	303,005	18,264
Series 2014-77 AI 3.00% 10/25/40 S	44,915	3,772
Series 2015-43 PZ 3.50% 6/25/45	1,130,326	1,157,107
Series 2015-44 AI 3.50% 1/25/34 S	52,692	4,636
Series 2015-45 AI 3.00% 1/25/33 S	54,577	3,476
Series 2015-56 MI 3.50% 10/25/41 S	982,325	93,302
Series 2015-89 AZ 3.50% 12/25/45	363,826	375,726
Series 2016-6 AI 3.50% 4/25/34 S	2,019,243	212,817
Series 2016-23 AI 3.50% 2/25/41 S	895,891	65,666
Series 2016-30 CI 3.00% 5/25/36 S	1,599,600	183,646
Series 2016-33 DI 3.50% 6/25/36 S	4,117,793	547,876
Series 2016-36 SB 3.596% (6.00% minus LIBOR01M, Cap 6.00%) 3/25/43 S•	1,383,904	168,460
Series 2016-40 IO 3.50% 7/25/36 S	547,871	61,575
Series 2016-50 IB 3.00% 2/25/46 S	262,514	34,527
Series 2016-60 LI 3.00% 9/25/46 S	2,718,436	316,822
Series 2016-62 SA 3.596% (6.00% minus LIBOR01M, Cap 6.00%) 9/25/46 S•	3,916,138	866,934
Series 2016-64 CI 3.50% 7/25/43 S	1,998,987	185,297
Series 2016-71 PI 3.00% 10/25/46 S	1,486,867	171,185
Series 2016-95 IO 3.00% 12/25/46 S	71,428	9,489
Series 2016-99 DI 3.50% 1/25/46 S	1,222,586	153,748
Series 2016-105 SA 3.596% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/47 S•	2,669,383	502,878
Series 2017-4 AI 3.50% 5/25/41 S	2,052,729	116,499
Series 2017-4 BI 3.50% 5/25/41 S	1,242,676	95,723
Series 2017-6 NI 3.50% 3/25/46 S	246,718	26,518
Series 2017-11 EI 3.00% 3/25/42 S	3,753,968	317,752
Series 2017-12 JI 3.50% 5/25/40 S	1,016,236	93,290
Series 2017-16 WI 3.00% 1/25/45 S	966,772	98,248

Diversified Income Series-3

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs Series 2017-24 AI 3.00% 8/25/46 S	1,564,151	$165,330
Series 2017-25 BL 3.00% 4/25/47	389,000	409,249
Series 2017-40 GZ 3.50% 5/25/47	871,560	930,137
Series 2017-77 HZ 3.50% 10/25/47	1,245,918	1,308,936
Series 2017-94 CZ 3.50% 11/25/47	781,204	824,347
Series 2017-99 IE 3.00% 12/25/47 S	2,028,628	247,368
Freddie Mac REMICs Series 4050 EI 4.00% 2/15/39 S	1,840,968	99,907
Series 4109 AI 3.00% 7/15/31 S	4,127,404	307,050
Series 4122 LI 3.00% 10/15/27 S	35,261	2,828
Series 4135 AI 3.50% 11/15/42 S	3,445,298	584,811
Series 4146 IA 3.50% 12/15/32 S	1,905,906	270,546
Series 4150 UI 3.50% 8/15/32 S	4,387,671	350,461
Series 4153 IB 2.50% 1/15/28 S	950,592	62,225
Series 4156 AI 3.00% 10/15/31 S	995,535	76,955
Series 4161 IM 3.50% 2/15/43 S	766,829	150,379
Series 4181 DI 2.50% 3/15/33 S	1,167,197	110,576
Series 4185 LI 3.00% 3/15/33 S	1,408,463	168,281
Series 4186 IB 3.00% 3/15/33 S	1,980,492	241,868
Series 4191 CI 3.00% 4/15/33 S	521,459	61,840
Series 4342 CI 3.00% 11/15/33 S	691,109	64,116
Series 4433 DI 3.00% 8/15/32 S	40,973	2,518
Series 4449 PI 4.00% 11/15/43 S	60,639	8,549
Series 4504 IO 3.50% 5/15/42 S	935,495	68,812
Series 4527 CI 3.50% 2/15/44 S	2,877,551	378,929
Series 4543 HI 3.00% 4/15/44 S	1,129,816	136,558
Series 4574 AI 3.00% 4/15/31 S	2,252,180	227,872
Series 4618 SA 3.606% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S•	1,514,402	346,457
Series 4625 BI 3.50% 6/15/46 S	3,984,374	636,854
Series 4627 PI 3.50% 5/15/44 S	3,621,368	393,408
Series 4644 GI 3.50% 5/15/40 S	1,520,309	113,931
Series 4648 SA 3.606% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S•	3,040,229	602,613
Series 4655 WI 3.50% 8/15/43 S	1,620,277	134,678
Series 4656 HI 3.50% 5/15/42 S	60,305	3,329
Series 4660 GI 3.00% 8/15/43 S	1,205,490	122,606
Series 4663 AI 3.00% 3/15/42 S	2,464,152	233,477
Series 4665 NI 3.50% 7/15/41 S	6,212,686	386,011
Series 4667 CI 3.50% 7/15/40 S	128,314	6,518
Series 4667 LI 3.50% 10/15/43 S	799,304	66,767
Series 4669 QI 3.50% 6/15/41 S	467,475	41,260
Series 4673 WI 3.50% 9/15/43 S	1,786,290	138,115
Series 4674 GI 3.50% 10/15/40 S	113,241	5,918
Series 4676 KZ 2.50% 7/15/45	855,037	806,973
Series 4690 WI 3.50% 12/15/43 S	2,298,238	200,498
Series 4703 CI 3.50% 7/15/42 S	3,452,842	278,200
Freddie Mac Strips Series 304 C38 3.50% 12/15/27 S	1,380,459	111,516
Series 319 S2 3.606% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/43 S•	1,391,396	286,863

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-DNA3 M2 5.254% (LIBOR01M + 2.85%) 4/25/28 •	592,075	$603,197
Series 2015-HQA1 M2 5.054% (LIBOR01M + 2.65%) 3/25/28 •	266,668	268,890
Series 2016-DNA3 M2 4.404% (LIBOR01M + 2.00%) 12/25/28 •	312,328	313,683
Series 2016-DNA4 M2 3.704% (LIBOR01M + 1.30%, Floor 1.30%) 3/25/29 •	449,636	450,854
Series 2016-HQA2 M2 4.654% (LIBOR01M + 2.25%) 11/25/28 •	402,036	405,959
Series 2017-DNA1 M2 5.654% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 •	2,250,000	2,378,157
Series 2017-DNA3 M2 4.904% (LIBOR01M + 2.50%) 3/25/30 •	6,530,000	6,676,474
Series 2017-HQA3 M2 4.754% (LIBOR01M + 2.35%) 4/25/30 •	4,685,000	4,758,710
Series 2018-HQA1 M2 4.704% (LIBOR01M + 2.30%) 9/25/30 •	2,000,000	2,007,209
Freddie Mac Structured Pass Through Certificates Series T-54 2A 6.50% 2/25/43 ♦	9,323	11,064
Series T-58 2A 6.50% 9/25/43 ♦	3,246	3,771
GNMA Series 2011-157 SG 4.217% (6.60% minus LIBOR01M, Cap 6.60%) 12/20/41 S•	2,056,058	452,197
Series 2012-61 PI 3.00% 4/20/39 S	103,334	3,828
Series 2013-113 LY 3.00% 5/20/43	378,000	382,614
Series 2015-44 AI 3.00% 8/20/41 S	132,526	11,447
Series 2015-74 CI 3.00% 10/16/39 S	2,065,861	172,018
Series 2015-111 IH 3.50% 8/20/45 S	3,197,409	262,757
Series 2015-142 AI 4.00% 2/20/44 S	570,468	43,097
Series 2016-32 MS 3.667% (6.05% minus LIBOR01M, Cap 6.05%) 3/20/46 S•	143,034	28,130
Series 2016-75 JI 3.00% 9/20/43 S	8,839,292	663,524
Series 2016-89 QS 3.667% (6.05% minus LIBOR01M, Cap 6.05%) 7/20/46 S•	2,299,343	468,827
Series 2016-108 SK 3.667% (6.05% minus LIBOR01M, Cap 6.05%) 8/20/46 S•	3,434,595	774,991
Series 2016-108 YL 3.00% 8/20/46	3,164,000	3,095,175
Series 2016-118 ES 3.717% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S•	2,622,106	541,728

Diversified Income Series-4

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA Series 2016-120 IA 3.00% 2/20/46 S	187,889	$18,685
Series 2016-126 NS 3.717% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S•	2,526,246	521,354
Series 2016-134 MZ 3.00% 10/20/46	1,581,441	1,525,741
Series 2016-156 PB 2.00% 11/20/46	794,000	703,823
Series 2016-163 XI 3.00% 10/20/46 S	3,004,833	251,229
Series 2016-171 IO 3.00% 7/20/44 S	4,977,493	311,407
Series 2017-4 WI 4.00% 2/20/44 S	1,456,175	207,340
Series 2017-18 QI 4.00% 3/16/41 S	2,312,752	257,719
Series 2017-18 QS 3.706% (6.10% minus LIBOR01M, Cap 6.10%) 2/16/47 S•	2,893,284	531,241
Series 2017-34 DY 3.50% 3/20/47	2,067,000	2,205,608
Series 2017-56 JZ 3.00% 4/20/47	753,353	745,861
Series 2017-101 AI 4.00% 7/20/47 S	1,824,583	248,227
Series 2017-101 TI 4.00% 3/20/44 S	2,642,767	232,992
Series 2017-107 QZ 3.00% 8/20/45	568,742	559,262
Series 2017-121 IL 3.00% 2/20/42 S	151,708	9,993
Series 2017-130 YJ 2.50% 8/20/47	665,000	656,432
Series 2017-134 ES 3.817% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S•	1,934,117	320,539
Series 2017-134 KI 4.00% 5/20/44 S	2,303,782	254,369
Series 2017-141 JS 3.817% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S•	2,985,525	519,615
Series 2017-144 EI 3.00% 12/20/44 S	3,865,019	283,449
Series 2018-1 ST 3.817% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S•	6,118,901	1,207,534
Series 2018-11 AI 3.00% 1/20/46 S	2,344,130	192,393
Series 2018-13 PZ 3.00% 1/20/48	552,981	544,379
Series 2018-14 ZE 3.50% 1/20/48	299,466	303,555
Series 2018-24 HZ 3.00% 2/20/48	283,086	275,576
Series 2018-34 TY 3.50% 3/20/48	476,000	489,864
Series 2018-37 SA 3.817% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S•	2,055,662	438,559
Series 2018-46 AS 3.817% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S•	7,406,611	1,530,692

Total Agency Collateralized Mortgage Obligations (cost $72,143,217)		69,308,322

Agency Commercial Mortgage-Backed Securities – 1.06%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	2,545,000	2,604,525

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust Series 2010-K8 B 144A 5.445% 9/25/43 #•	2,040,000	$2,088,065
Series 2011-K14 B 144A 5.354% 2/25/47 #•	820,000	858,290
Series 2011-K15 B 144A 5.116% 8/25/44 #•	195,000	204,333
Series 2012-K18 B 144A 4.401% 1/25/45 #•	2,000,000	2,086,345
Series 2012-K22 B 144A 3.812% 8/25/45 #•	1,730,000	1,791,118
Series 2013-K25 C 144A 3.744% 11/25/45 #•	1,500,000	1,532,089
Series 2013-K28 B 144A 3.609% 6/25/46 #•	2,400,000	2,483,893
Series 2013-K712 B 144A 3.454% 5/25/45 #•	990,000	990,344
Series 2013-K713 B 144A 3.263% 4/25/46 #•	605,000	606,953
Series 2013-K713 C 144A 3.263% 4/25/46 #•	2,275,000	2,277,655
Series 2014-K717 B 144A 3.753% 11/25/47 #•	3,205,000	3,284,147
Series 2014-K717 C 144A 3.753% 11/25/47 #•	1,055,000	1,072,501
Series 2015-K48 B 144A 3.762% 8/25/48 #•	2,170,000	2,212,183
Series 2016-K53 B 144A 4.156% 3/25/49 #•	530,000	554,357
Series 2016-K722 B 144A 3.971% 7/25/49 #•	580,000	596,141
Series 2017-K71 B 144A 3.882% 11/25/50 #•	1,175,000	1,211,375

Total Agency Commercial Mortgage-Backed Securities (cost $26,012,103)		26,454,314

Agency Mortgage-Backed Securities – 15.57%
Fannie Mae ARM
4.585% (LIBOR12M + 1.83%, Cap 10.16%, Floor 1.83%) 8/1/35 •	10,645	11,185
Fannie Mae S.F. 30 yr 3.00% 10/1/46	15,370,138	15,589,952
3.00% 4/1/47	1,951,530	1,975,168
3.00% 7/1/49	2,367,000	2,387,628
3.50% 2/1/48	5,840,168	6,033,641
3.50% 3/1/48	12,232,320	12,588,597
3.50% 7/1/48	23,498,145	24,178,952
3.50% 6/1/49	55,967,934	57,279,207

Diversified Income Series-5

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr 4.00% 4/1/49	103,429,644	$106,941,277
4.50% 11/1/39	731,335	789,331
4.50% 6/1/40	810,335	869,394
4.50% 7/1/40	821,256	893,135
4.50% 8/1/41	1,948,332	2,111,942
4.50% 12/1/48	1,036,736	1,088,787
5.00% 6/1/44	2,049,797	2,254,096
5.00% 7/1/47	1,294,235	1,404,107
5.50% 5/1/44	21,010,899	23,336,079
5.50% 8/1/48	1,962,700	2,136,777
6.00% 6/1/41	4,431,485	5,022,371
6.00% 7/1/41	22,773,626	25,824,695
6.00% 1/1/42	3,813,941	4,322,946
Fannie Mae S.F. 30 yr TBA 3.50% 7/1/49	9,973,000	10,192,718
Freddie Mac S.F. 30 yr 3.00% 12/1/48	33,214,743	33,522,514
3.50% 11/1/48	6,987,873	7,251,817
4.50% 4/1/39	114,652	123,213
4.50% 7/1/42	1,025,367	1,101,672
4.50% 7/1/45	6,388,109	6,863,551
5.00% 12/1/44	2,979,498	3,236,835
5.50% 6/1/41	3,887,287	4,318,628
5.50% 9/1/41	7,176,922	7,972,182
6.00% 7/1/40	10,920,177	12,382,414
GNMA II S.F. 30 yr 5.50% 5/20/37	231,585	246,850
6.00% 2/20/39	262,777	284,564
6.00% 10/20/39	1,101,605	1,222,535
6.00% 2/20/40	1,133,506	1,242,075
6.00% 4/20/46	340,745	388,088

Total Agency Mortgage-Backed Securities (cost $382,597,590)		387,388,923

Collateralized Debt Obligations – 2.40%
Apex Credit CLO Series 2017-1A A1 144A 4.051% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #•	3,405,000	3,403,461
Series 2018-1A A2 144A 3.61% (LIBOR03M + 1.03%) 4/25/31 #•	6,200,000	6,131,496
Atlas Senior Loan Fund X Series 2018-10A A 144A 3.687% (LIBOR03M + 1.09%) 1/15/31 #•	3,400,000	3,357,558

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Black Diamond CLO Series 2015-1A A2R 144A 3.646% (LIBOR03M + 1.05%, Floor 1.05%) 10/3/29 #•	2,000,000	$1,993,694
Series 2017-1A A1A 144A 3.871% (LIBOR03M + 1.29%) 4/24/29 #•	2,000,000	1,996,214
CFIP CLO Series 2017-1A A 144A 3.821% (LIBOR03M + 1.22%) 1/18/30 #•	6,300,000	6,301,562
ECP CLO Series 2015-7A A1R 144A 3.732% (LIBOR03M + 1.14%) 4/22/30 #•	8,200,000	8,112,375
Galaxy XXI CLO Series 2015-21A AR 144A 3.612% (LIBOR03M + 1.02%) 4/20/31 #•	3,000,000	2,964,993
KKR Financial CLO Series 2013-1A A1R 144A 3.887% (LIBOR03M + 1.29%) 4/15/29 #•	3,000,000	2,996,031
Mariner CLO 5 Series 2018-5A A 144A 3.69% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #•	4,600,000	4,567,119
Midocean Credit CLO IX Series 2018-9A A1 144A 3.742% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #•	3,000,000	2,968,506
Midocean Credit CLO VIII Series 2018-8A A1 144A 3.67% (LIBOR03M + 1.15%) 2/20/31 #•	3,000,000	2,970,573
Saranac CLO VII Series 2014-2A A1AR 144A 3.75% (LIBOR03M + 1.23%) 11/20/29 #•	3,000,000	2,980,053
Steele Creek CLO Series 2017-1A A 144A 3.847% (LIBOR03M + 1.25%) 1/15/30 #•	2,000,000	2,003,508
Venture CDO Series 2016-25A A1 144A 4.082% (LIBOR03M + 1.49%) 4/20/29 #•	980,000	979,706
Venture XXVIII CLO Series 2017-28A A2 144A 3.702% (LIBOR03M + 1.11%) 7/20/30 #•	4,000,000	3,982,400
Zais CLO 6 Series 2017-1A A1 144A 3.967% (LIBOR03M + 1.37%) 7/15/29 #•	2,000,000	2,001,694

Total Collateralized Debt Obligations (cost $60,049,721)		59,710,943

Diversified Income Series-6

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Convertible Bonds – 0.14%
GAIN Capital Holdings 5.00% exercise price $8.20, maturity date 8/15/22	1,319,000	$1,134,868
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	1,734,000	1,725,944
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	739,000	738,628

Total Convertible Bonds (cost $3,806,367)		3,599,440

Corporate Bonds – 38.29%
Banking – 6.99%
Akbank T.A.S. 144A 7.20% 3/16/27 #µ	1,915,000	1,703,768
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	1,585,000	1,601,856
Banco Mercantil del Norte 144A 6.75% #µy	700,000	700,000
Banco Santander 2.706% 6/27/24	5,200,000	5,211,440
3.306% 6/27/29	9,800,000	9,872,657
Banco Santander Mexico 144A 4.125% 11/9/22 #	1,915,000	1,969,577
Bank of America 3.458% 3/15/25 µ	8,005,000	8,309,417
6.50% µy	3,750,000	4,159,069
Bank of China 144A 5.00% 11/13/24 #	1,655,000	1,782,349
Bank of Georgia 144A 6.00% 7/26/23 #	1,305,000	1,318,507
BB&T 3.75% 12/6/23	1,775,000	1,873,795
3.875% 3/19/29	3,505,000	3,750,162
Branch Banking & Trust 2.85% 4/1/21	1,475,000	1,488,682
Citibank 3.40% 7/23/21	1,310,000	1,337,931
Compass Bank 2.875% 6/29/22	3,505,000	3,537,374
3.875% 4/10/25	2,280,000	2,362,418
Credit Suisse Group 144A 6.25% #µy	5,560,000	5,806,725
144A 7.25% #µy	2,585,000	2,781,085
144A 7.50% #µy	3,235,000	3,475,312
DBS Group Holdings 144A 4.52% 12/11/28 #µ	2,350,000	2,493,410
Fifth Third Bancorp 3.65% 1/25/24	820,000	862,184
3.95% 3/14/28	6,190,000	6,673,596
Goldman Sachs Group 6.00% 6/15/20	6,485,000	6,701,533
Huntington Bancshares 2.30% 1/14/22	1,595,000	1,594,160
JPMorgan Chase & Co. 3.702% 5/6/30 µ	2,425,000	2,557,906
4.023% 12/5/24 µ	7,040,000	7,479,801

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
KeyBank 2.30% 9/14/22	1,990,000	$1,992,770
3.40% 5/20/26	3,545,000	3,638,445
6.95% 2/1/28	4,255,000	5,336,300
Morgan Stanley 3.78% (LIBOR03M + 1.22%) 5/8/24 •	3,605,000	3,657,590
4.431% 1/23/30 µ	595,000	659,237
5.00% 11/24/25	2,725,000	3,017,322
5.50% 1/26/20	1,060,000	1,078,338
PNC Bank 2.70% 11/1/22	1,080,000	1,090,815
4.05% 7/26/28	3,920,000	4,278,118
PNC Financial Services Group 3.45% 4/23/29	4,005,000	4,218,053
Popular 6.125% 9/14/23	680,000	723,350
Royal Bank of Scotland Group 8.625% µy	4,640,000	5,012,360
Santander UK 144A 5.00% 11/7/23 #	5,380,000	5,685,399
State Street 3.10% 5/15/23	1,360,000	1,396,773
SunTrust Banks 2.45% 8/1/22	1,830,000	1,835,533
2.70% 1/27/22	2,525,000	2,543,622
3.00% 2/2/23	1,595,000	1,627,511
3.30% 5/15/26	1,245,000	1,268,316
4.00% 5/1/25	250,000	267,759
SVB Financial Group 3.50% 1/29/25	1,350,000	1,377,562
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	1,350,000	1,370,474
UBS Group Funding Switzerland 144A 4.125% 9/24/25 #	2,265,000	2,417,858
6.875% µy	5,110,000	5,328,320
7.125% µy	785,000	826,213
US Bancorp 3.10% 4/27/26	195,000	199,306
3.375% 2/5/24	4,815,000	5,026,382
3.60% 9/11/24	2,640,000	2,772,806
3.95% 11/17/25	4,590,000	4,987,489
US Bank 3.40% 7/24/23	1,505,000	1,572,037
USB Capital IX 3.617% (LIBOR03M + 1.02%) y•	7,185,000	5,884,659
Woori Bank 144A 4.75% 4/30/24 #	1,250,000	1,336,777

		173,832,208

Basic Industry – 2.67%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	6,170,000	6,433,891
Bioceanico Sovereign Certificate 144A 2.88% 6/5/34 #	1,445,000	978,987
BMC East 144A 5.50% 10/1/24 #	645,000	656,287
Boise Cascade 144A 5.625% 9/1/24 #	835,000	855,875
Braskem Finance 6.45% 2/3/24	2,030,000	2,248,753

Diversified Income Series-7

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
CSN Resources 144A 7.625% 4/17/26 #	2,490,000	$2,647,704
Cydsa 144A 6.25% 10/4/27 #	1,330,000	1,334,668
Equate Petrochemical 144A 3.00% 3/3/22 #	1,370,000	1,370,310
Freeport-McMoRan 5.45% 3/15/43	455,000	418,600
Georgia-Pacific 8.00% 1/15/24	5,305,000	6,555,437
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	1,755,000	1,930,500
Hudbay Minerals 144A 7.625% 1/15/25 #	395,000	409,813
Israel Chemicals 144A 6.375% 5/31/38 #	1,525,000	1,719,346
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	440,000	465,437
Klabin Austria 144A 7.00% 4/3/49 #	1,755,000	1,858,194
Mexichem 144A 5.50% 1/15/48 #	1,380,000	1,373,100
NOVA Chemicals 144A 5.00% 5/1/25 #	602,000	631,348
Novelis 144A 6.25% 8/15/24 #	460,000	483,442
Novolipetsk Steel Via Steel Funding DAC 144A 4.00% 9/21/24 #	1,865,000	1,869,331
OCP 144A 4.50% 10/22/25 #	1,765,000	1,813,061
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	1,765,000	1,709,508
Phosagro OAO Via Phosagro Bond
Funding DAC 144A 3.95% 11/3/21 #	1,720,000	1,737,940
RPM International 4.55% 3/1/29	3,595,000	3,799,298
SASOL Financing USA 5.875% 3/27/24	7,235,000	7,841,861
6.50% 9/27/28	595,000	668,107
Sociedad Quimica y Minera de Chile 144A 4.25% 5/7/29 #	1,265,000	1,336,789
Standard Industries 144A 5.00% 2/15/27 #	1,355,000	1,375,325
Starfruit Finco 144A 8.00% 10/1/26 #	435,000	449,138
Steel Dynamics 5.50% 10/1/24	595,000	618,056
Suzano Austria 144A 5.00% 1/15/30 #	1,810,000	1,838,598
Syngenta Finance 144A 3.933% 4/23/21 #	1,615,000	1,644,435
144A 4.441% 4/24/23 #	960,000	998,248
144A 5.182% 4/24/28 #	3,225,000	3,356,381
Tronox Finance 144A 5.75% 10/1/25 #	390,000	379,763
Vedanta Resources 144A 7.125% 5/31/23 #	1,345,000	1,328,524
Westlake Chemical 4.375% 11/15/47	1,465,000	1,381,384

		66,517,439

Brokerage – 0.50%
Intercontinental Exchange 3.45% 9/21/23	590,000	614,642
3.75% 9/21/28	495,000	533,881

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group 4.15% 1/23/30	2,135,000	$2,047,478
6.45% 6/8/27	893,000	1,011,643
6.50% 1/20/43	750,000	814,981
Lazard Group 3.625% 3/1/27	475,000	480,356
3.75% 2/13/25	1,495,000	1,554,056
4.375% 3/11/29	1,735,000	1,835,618
4.50% 9/19/28	1,775,000	1,891,105
Nuveen Finance 144A 4.125% 11/1/24 #	1,615,000	1,740,192

		12,523,952

Capital Goods – 1.70%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	445,000	461,687
Bombardier 144A 6.00% 10/15/22 #	685,000	691,364
BWAY Holding 144A 5.50% 4/15/24 #	1,210,000	1,215,294
EnPro Industries 5.75% 10/15/26	240,000	246,000
General Electric 2.10% 12/11/19	795,000	791,705
5.55% 5/4/20	1,295,000	1,325,022
6.00% 8/7/19	2,675,000	2,683,836
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	1,905,000	1,945,005
Ingersoll-Rand Luxembourg Finance 3.80% 3/21/29	4,480,000	4,702,394
Northrop Grumman 2.55% 10/15/22	3,740,000	3,761,714
3.25% 8/1/23	3,015,000	3,119,127
nVent Finance 4.55% 4/15/28	4,055,000	4,121,703
TransDigm 144A 6.25% 3/15/26 #	435,000	456,206
United Technologies 3.65% 8/16/23	2,630,000	2,755,125
4.125% 11/16/28	2,040,000	2,241,928
Waste Management 2.95% 6/15/24	2,435,000	2,505,347
4.00% 7/15/39	3,990,000	4,292,655
4.15% 7/15/49	4,425,000	4,866,054

		42,182,166

Communications – 4.98%
AT&T 3.875% 1/15/26	1,210,000	1,266,515
4.35% 3/1/29	3,970,000	4,262,600
4.85% 7/15/45	2,175,000	2,324,889
C&W Senior Financing 144A 7.50% 10/15/26 #	1,445,000	1,510,025
Charter Communications Operating 4.464% 7/23/22	5,555,000	5,837,369
5.05% 3/30/29	5,770,000	6,362,037
5.125% 7/1/49	2,260,000	2,298,973
Comcast 3.70% 4/15/24	7,050,000	7,484,039

Diversified Income Series-8

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Comunicaciones Celulares 144A 6.875% 2/6/24 #	1,265,000	$1,311,647
Crown Castle International 3.80% 2/15/28	5,075,000	5,272,699
4.30% 2/15/29	2,155,000	2,318,900
5.25% 1/15/23	2,190,000	2,385,315
Digicel Group One 144A 8.25% 12/30/22 #	579,000	324,240
Digicel Group Two 144A 8.25% 9/30/22 #	546,000	122,850
144A PIK 9.125% 4/1/24 #✤	2,294,774	493,376
Discovery Communications 4.125% 5/15/29	9,775,000	10,135,991
5.20% 9/20/47	4,780,000	5,048,110
Equinix 5.375% 5/15/27	850,000	913,299
Fox 144A 4.709% 1/25/29 #	2,640,000	2,947,538
144A 5.576% 1/25/49 #	2,770,000	3,381,326
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	1,095,000	1,091,603
Level 3 Financing 5.375% 5/1/25	1,614,000	1,670,490
Millicom International Cellular 144A 6.25% 3/25/29 #	1,550,000	1,667,196
Sprint 7.125% 6/15/24	550,000	584,540
7.875% 9/15/23	1,995,000	2,174,550
Sprint Communications 7.00% 8/15/20	140,000	145,425
Sprint Spectrum 144A 4.738% 3/20/25 #	1,930,000	2,007,200
Telefonica Emisiones 5.52% 3/1/49	12,200,000	14,133,474
Time Warner Cable 7.30% 7/1/38	5,775,000	7,012,983
Time Warner Entertainment 8.375% 3/15/23	2,495,000	2,957,304
T-Mobile USA 6.375% 1/15/26 =	1,845,000	0
6.50% 3/1/25 =	130,000	0
6.50% 1/15/26	1,110,000	1,202,752
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	1,720,000	1,736,092
Verizon Communications 144A 4.016% 12/3/29 #	1,900,000	2,059,659
4.50% 8/10/33	9,940,000	11,199,922
Viacom 4.375% 3/15/43	5,120,000	5,013,828
VTR Finance 144A 6.875% 1/15/24 #	1,881,000	1,953,889
Zayo Group 144A 5.75% 1/15/27 #	1,065,000	1,086,300
6.375% 5/15/25	230,000	235,451

		123,934,396

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical – 1.89%
AMC Entertainment Holdings 6.125% 5/15/27	1,055,000	$944,225
Atento Luxco 1 144A 6.125% 8/10/22 #	870,000	878,591
Boyd Gaming 6.375% 4/1/26	715,000	759,065
Dollar Tree 3.70% 5/15/23	4,725,000	4,904,315
Ford Motor Credit 5.729% (LIBOR03M + 3.14%) 1/7/22 •	3,125,000	3,223,539
General Motors 6.75% 4/1/46	670,000	758,576
General Motors Financial 4.35% 4/9/25	3,265,000	3,370,460
5.25% 3/1/26	6,790,000	7,289,201
JD.com 3.125% 4/29/21	2,985,000	2,996,593
Live Nation Entertainment 144A 5.625% 3/15/26 #	1,020,000	1,072,275
Lowe’s 3.65% 4/5/29	1,920,000	2,007,540
4.05% 5/3/47	1,720,000	1,707,485
4.55% 4/5/49	5,790,000	6,249,202
MGM Resorts International 5.75% 6/15/25	700,000	764,736
Penn National Gaming 144A 5.625% 1/15/27 #	1,299,000	1,286,010
Resorts World Las Vegas 144A 4.625% 4/16/29 #	1,800,000	1,860,022
Royal Caribbean Cruises 3.70% 3/15/28	3,875,000	3,905,270
SBA Tower Trust 144A 2.898% 10/15/19 #	1,300,000	1,299,981
Scientific Games International 144A 8.25% 3/15/26 #	880,000	926,191
10.00% 12/1/22	821,000	864,103

		47,067,380

Consumer Non-Cyclical – 3.24%
Anheuser-Busch 3.65% 2/1/26	7,275,000	7,657,904
Anheuser-Busch InBev Worldwide 4.75% 1/23/29	5,315,000	6,025,467
Bristol-Myers Squibb 144A 2.90% 7/26/24 #	3,090,000	3,159,879
144A 4.125% 6/15/39 #	5,865,000	6,364,660
144A 4.25% 10/26/49 #	5,750,000	6,338,350
Cigna 144A 3.487% (LIBOR03M + 0.89%) 7/15/23 #•	1,770,000	1,769,702
144A 4.125% 11/15/25 #	6,575,000	6,988,313
Cott Holdings 144A 5.50% 4/1/25 #	645,000	659,513
CVS Health 4.10% 3/25/25	7,475,000	7,884,884
5.05% 3/25/48	415,000	442,059
JBS Investments 144A 7.25% 4/3/24 #	1,160,000	1,206,885
JBS Investments II 144A 7.00% 1/15/26 #	2,220,000	2,409,810

Diversified Income Series-9

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
JBS USA 144A 5.75% 6/15/25 #	1,015,000	$1,059,406
Kernel Holding 144A 8.75% 1/31/22 #	1,990,000	2,105,032
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	2,155,000	2,249,281
Mars 144A 3.875% 4/1/39 #	755,000	800,154
144A 3.95% 4/1/49 #	7,020,000	7,555,008
MHP 144A 7.75% 5/10/24 #	1,430,000	1,525,295
New York and Presbyterian Hospital 4.063% 8/1/56	1,630,000	1,779,778
Pilgrim’s Pride 144A 5.75% 3/15/25 #	805,000	819,088
Post Holdings 144A 5.75% 3/1/27 #	720,000	747,000
Rede D’or Finance 144A 4.95% 1/17/28 #	1,395,000	1,389,769
Takeda Pharmaceutical 144A 4.40% 11/26/23 #	3,985,000	4,270,740
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	1,785,000	1,653,356
Zimmer Biomet Holdings 4.625% 11/30/19	3,645,000	3,674,660

		80,535,993

Electric – 4.25%
AES Andres 144A 7.95% 5/11/26 #	1,535,000	1,667,409
AES Gener 144A 7.125% 3/26/79 #µ	1,490,000	1,591,707
American Transmission Systems 144A 5.25% 1/15/22 #	3,930,000	4,189,551
Atlantic City Electric 4.00% 10/15/28	645,000	708,795
Ausgrid Finance Pty 144A 3.85% 5/1/23 #	2,026,000	2,102,401
Avangrid 3.15% 12/1/24	1,090,000	1,111,660
Berkshire Hathaway Energy 3.75% 11/15/23	3,280,000	3,462,730
CenterPoint Energy 3.85% 2/1/24	1,645,000	1,725,689
4.25% 11/1/28	2,365,000	2,556,837
6.125% µy	2,240,000	2,322,398
Cleveland Electric Illuminating 5.50% 8/15/24	365,000	414,058
ComEd Financing III 6.35% 3/15/33	2,055,000	2,094,940
Emera 6.75% 6/15/76 µ	3,915,000	4,202,674
Enel 144A 8.75% 9/24/73 #µ	1,488,000	1,722,360
Engie Energia Chile 144A 4.50% 1/29/25 #	470,000	495,575
Entergy Arkansas 4.20% 4/1/49	1,930,000	2,128,877
Entergy Louisiana 4.05% 9/1/23	540,000	574,666
4.95% 1/15/45	545,000	576,342
Entergy Mississippi 3.85% 6/1/49	3,060,000	3,203,264
Evergy 4.85% 6/1/21	1,195,000	1,237,760

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Exelon 3.497% 6/1/22	2,700,000	$2,767,775
3.95% 6/15/25	1,045,000	1,116,092
FirstEnergy Transmission 144A 4.55% 4/1/49 #	1,005,000	1,099,456
Interstate Power & Light 4.10% 9/26/28	6,570,000	7,128,241
Israel Electric 144A 5.00% 11/12/24 #	1,110,000	1,204,017
Kallpa Generacion 144A 4.125% 8/16/27 #	2,485,000	2,571,975
Kansas City Power & Light 3.65% 8/15/25	3,445,000	3,640,956
LG&E & KU Energy 4.375% 10/1/21	3,765,000	3,902,273
Louisville Gas & Electric 4.25% 4/1/49	305,000	342,685
National Rural Utilities Cooperative Finance 4.75% 4/30/43 µ	2,830,000	2,781,508
5.25% 4/20/46 µ	990,000	1,010,597
Nevada Power 2.75% 4/15/20	2,355,000	2,363,649
New York State Electric & Gas 144A 3.25% 12/1/26 #	2,495,000	2,551,850
NextEra Energy Capital Holdings 2.90% 4/1/22	5,230,000	5,321,014
3.15% 4/1/24	3,425,000	3,517,102
5.65% 5/1/79 µ	595,000	613,800
NV Energy 6.25% 11/15/20	1,860,000	1,955,958
PacifiCorp 3.50% 6/15/29	2,445,000	2,618,683
Pennsylvania Electric 5.20% 4/1/20	220,000	223,875
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	475,000	485,686
144A 5.25% 5/15/47 #	1,455,000	1,539,001
Southern California Edison 4.20% 3/1/29	2,560,000	2,726,824
4.875% 3/1/49	3,965,000	4,460,860
Southwestern Electric Power 4.10% 9/15/28	8,245,000	8,888,932
State Grid Overseas Investment 2016 144A 2.25% 5/4/20 #	1,605,000	1,602,470
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	1,190,000	1,258,317

		105,783,289

Energy – 5.36%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	1,490,000	1,639,802
ADES International Holding 144A 8.625% 4/24/24 #	1,730,000	1,721,039
AmeriGas Partners 5.875% 8/20/26	955,000	1,017,075
Cheniere Energy Partners 5.25% 10/1/25	1,265,000	1,312,437
Chesapeake Energy 8.00% 1/15/25	600,000	556,500

Diversified Income Series-10

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Crestwood Midstream Partners 5.75% 4/1/25	1,050,000	$1,068,375
Diamond Offshore Drilling 7.875% 8/15/25	740,000	706,700
Energy Transfer Operating 5.25% 4/15/29	3,485,000	3,900,518
6.25% 4/15/49	975,000	1,155,680
6.625% µy	3,355,000	3,142,025
Energy Transfer Partners 5.00% 10/1/22	5,205,000	5,533,798
Ensco Rowan 7.75% 2/1/26	474,000	355,500
Enterprise Products Operating 3.125% 7/31/29	3,410,000	3,434,805
4.20% 1/31/50	6,930,000	7,149,084
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	1,240,000	1,312,085
Genesis Energy 6.75% 8/1/22	615,000	622,687
Geopark 144A 6.50% 9/21/24 #	1,640,000	1,695,350
Gran Tierra Energy 144A 7.75% 5/23/27 #	1,420,000	1,399,410
KazMunayGas National 144A 6.375% 10/24/48 #	1,865,000	2,227,743
KazTransGas 144A 4.375% 9/26/27 #	1,465,000	1,495,268
Kunlun Energy 144A 2.875% 5/13/20 #	850,000	853,511
Marathon Oil 4.40% 7/15/27	6,125,000	6,509,218
MPLX 4.80% 2/15/29	2,960,000	3,261,276
4.875% 12/1/24	4,195,000	4,567,277
5.50% 2/15/49	6,320,000	7,161,011
Murphy Oil 6.875% 8/15/24	1,695,000	1,788,225
Murphy Oil USA 5.625% 5/1/27	775,000	809,875
Noble Energy 3.90% 11/15/24	2,320,000	2,420,978
4.95% 8/15/47	885,000	939,506
5.05% 11/15/44	665,000	707,717
NuStar Logistics 5.625% 4/28/27	420,000	424,725
Oasis Petroleum 144A 6.25% 5/1/26 #	1,240,000	1,205,900
ONEOK 7.50% 9/1/23	3,525,000	4,128,527
Pertamina Persero 144A 4.875% 5/3/22 #	320,000	337,761
Petrobras Global Finance 6.25% 3/17/24	7,375,000	8,094,431
6.90% 3/19/49	25,000	26,675
7.25% 3/17/44	1,035,000	1,160,245
7.375% 1/17/27	1,250,000	1,438,125
Petroleos Mexicanos 4.625% 9/21/23	16,975,000	16,635,638
6.50% 3/13/27	865,000	855,226
6.75% 9/21/47	409,000	365,237
Precision Drilling 144A 7.125% 1/15/26 #	420,000	408,450

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
QEP Resources 5.625% 3/1/26	295,000	$278,775
Sabine Pass Liquefaction 5.625% 3/1/25	3,420,000	3,831,052
5.75% 5/15/24	5,548,000	6,171,527
Saudi Arabian Oil 144A 4.25% 4/16/39 #	1,280,000	1,297,117
144A 4.375% 4/16/49 #	1,030,000	1,044,947
Schlumberger Holdings 144A 4.30% 5/1/29 #	4,825,000	5,171,131
Southwestern Energy 7.75% 10/1/27	430,000	413,875
Summit Midstream Holdings 5.75% 4/15/25	450,000	396,000
Targa Resources Partners 5.375% 2/1/27	855,000	889,200
Tecpetrol 144A 4.875% 12/12/22 #	1,680,000	1,638,000
Transocean 144A 9.00% 7/15/23 #	170,000	181,688
Transocean Proteus 144A 6.25% 12/1/24 #	592,500	613,978
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	1,305,000	1,265,863
Tullow Oil 144A 7.00% 3/1/25 #	2,375,000	2,419,531
Whiting Petroleum 6.625% 1/15/26	312,000	302,445
YPF 144A 8.50% 6/27/29 #	1,245,000	1,227,819
144A 48.75% (BADLARPP + 4.00%) 7/7/20 #•	1,575,000	618,188

		133,306,551

Finance Companies – 1.02%
AerCap Ireland Capital 3.65% 7/21/27	5,065,000	5,040,641
Aviation Capital Group 144A 4.375% 1/30/24 #	2,790,000	2,938,908
144A 4.875% 10/1/25 #	2,480,000	2,677,636
Avolon Holdings Funding 144A 3.95% 7/1/24 #	4,710,000	4,831,659
144A 4.375% 5/1/26 #	2,185,000	2,251,533
BOC Aviation 144A 2.375% 9/15/21 #	2,120,000	2,097,106
International Lease Finance 8.625% 1/15/22	3,390,000	3,869,956
Temasek Financial I 144A 2.375% 1/23/23 #	1,615,000	1,625,994

		25,333,433

Healthcare – 0.34%
Bausch Health 144A 5.50% 11/1/25 #	885,000	925,931
Charles River Laboratories International 144A 5.50% 4/1/26 #	795,000	838,566
Encompass Health 5.75% 11/1/24	1,067,000	1,090,527
5.75% 9/15/25	610,000	636,687
HCA 5.875% 2/15/26	1,225,000	1,356,687
7.58% 9/15/25	80,000	92,800

Diversified Income Series-11

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare 5.125% 5/1/25	1,370,000	$1,380,275
Universal Health Services 144A 5.00% 6/1/26 #	485,000	503,188
WellCare Health Plans 144A 5.375% 8/15/26 #	1,645,000	1,747,813

		8,572,474

Insurance – 1.47%
Acrisure 144A 7.00% 11/15/25 #	851,000	772,283
AssuredPartners 144A 7.00% 8/15/25 #	979,000	977,776
AXA Equitable Holdings 5.00% 4/20/48	3,365,000	3,473,722
HUB International 144A 7.00% 5/1/26 #	215,000	218,494
Marsh & McLennan 4.375% 3/15/29	5,070,000	5,607,067
MetLife 3.60% 4/10/24	2,525,000	2,680,225
6.40% 12/15/36	110,000	125,948
144A 9.25% 4/8/38 #	2,655,000	3,721,235
NFP 144A 6.875% 7/15/25 #	860,000	854,367
Pine Street Trust I 144A 4.572% 2/15/29 #	295,000	309,111
Prudential Financial 4.35% 2/25/50	4,485,000	5,041,728
4.50% 11/15/20	795,000	819,384
5.375% 5/15/45 µ	1,730,000	1,823,455
USI 144A 6.875% 5/1/25 #	3,663,000	3,635,528
Voya Financial 4.70% 1/23/48 µ	2,160,000	1,972,599
Willis North America 4.50% 9/15/28	975,000	1,049,736
XLIT 5.054% (LIBOR03M + 2.458%) y•	1,325,000	1,274,014
5.50% 3/31/45	1,980,000	2,335,653

		36,692,325

Media – 0.27%
Altice France 144A 6.25% 5/15/24 #	628,000	649,195
Altice Luxembourg 144A 7.75% 5/15/22 #	200,000	203,750
CSC Holdings 144A 7.75% 7/15/25 #	1,080,000	1,171,152
Gray Television 144A 5.875% 7/15/26 #	885,000	920,400
Sirius XM Radio 144A 5.375% 4/15/25 #	756,000	782,460
Unitymedia 144A 6.125% 1/15/25 #	480,000	501,720
UPCB Finance IV 144A 5.375% 1/15/25 #	1,198,000	1,234,311
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	1,340,000	1,378,136

		6,841,124

Natural Gas – 0.33%
Brooklyn Union Gas 144A 3.865% 3/4/29 #	5,845,000	6,286,664
NiSource 5.65% µy	2,080,000	2,029,487

		8,316,151

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts – 0.52%
American Tower Trust #1 144A 3.07% 3/15/23 #	3,070,000	$3,121,692
Corporate Office Properties 3.60% 5/15/23	1,750,000	1,762,824
5.25% 2/15/24	1,755,000	1,881,105
CubeSmart 3.125% 9/1/26	1,825,000	1,805,543
ESH Hospitality 144A 5.25% 5/1/25 #	1,205,000	1,238,137
Growthpoint Properties International 144A 5.872% 5/2/23 #	1,520,000	1,604,740
Hospitality Properties Trust 4.50% 3/15/25	1,218,000	1,218,173
MGM Growth Properties Operating
Partnership 144A 5.75% 2/1/27 #	265,000	285,869

		12,918,083

Services – 0.23%
Advanced Disposal Services 144A 5.625% 11/15/24 #	590,000	620,237
Ashtead Capital 144A 5.25% 8/1/26 #	885,000	927,037
Avis Budget Car Rental 144A 6.375% 4/1/24 #	160,000	168,400
Covanta Holding 5.875% 7/1/25	600,000	626,250
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	995,000	1,003,706
KAR Auction Services 144A 5.125% 6/1/25 #	468,000	478,530
Prime Security Services Borrower 144A 5.75% 4/15/26 #	185,000	191,475
144A 9.25% 5/15/23 #	380,000	399,789
United Rentals North America 5.50% 5/15/27	1,250,000	1,318,750

		5,734,174

Technology – 1.72%
Baidu 3.875% 9/29/23	1,415,000	1,468,340
Broadcom 144A 3.125% 4/15/21 #	6,425,000	6,468,739
3.50% 1/15/28	6,145,000	5,836,653
CDK Global 5.00% 10/15/24	1,870,000	1,963,500
CommScope Technologies 144A 5.00% 3/15/27 #	374,000	327,250
First Data 144A 5.75% 1/15/24 #	605,000	623,150
Fiserv 3.80% 10/1/23	875,000	921,789
Infor US 6.50% 5/15/22	170,000	173,629
International Business Machines 3.00% 5/15/24	2,565,000	2,636,206
3.30% 5/15/26	3,690,000	3,823,730
4.25% 5/15/49	855,000	919,621
Microchip Technology 3.922% 6/1/21	2,730,000	2,779,527
4.333% 6/1/23	880,000	916,906

Diversified Income Series-12

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
NXP
144A 4.125% 6/1/21 #	4,875,000	$4,999,800
144A 4.30% 6/18/29 #	1,270,000	1,310,932
144A 4.875% 3/1/24 #	5,755,000	6,174,942
Tencent Holdings 144A 3.975% 4/11/29 #	1,305,000	1,364,548

		42,709,262

Transportation – 0.62%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	2,907,000	2,828,931
Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #	1,050,000	1,066,275
Aeropuertos Argentina 2000 144A 6.875% 2/1/27 #	1,448,281	1,421,126
DAE Funding 144A 5.75% 11/15/23 #	1,488,000	1,566,120
FedEx 4.05% 2/15/48	3,460,000	3,322,688
International Airport Finance 144A 12.00% 3/15/33 #	1,545,000	1,722,675
Latam Finance 144A 7.00% 3/1/26 #	1,475,000	1,543,587
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ♦	657,622	692,114
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ♦	1,142,055	1,188,651
United Airlines 2019-1 Class AA Pass Through Trust 4.15% 8/25/31 ♦	140,000	150,135

		15,502,302

Utilities – 0.19%
Aegea Finance 144A 5.75% 10/10/24 #	1,315,000	1,363,011
Calpine
5.75% 1/15/25	235,000	234,119
144A 5.875% 1/15/24 #	300,000	307,500
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	1,480,000	1,317,200
Vistra Operations 144A 5.50% 9/1/26 #	1,395,000	1,476,956

		4,698,786

Total Corporate Bonds (cost $918,738,857)		953,001,488

Loan Agreements – 3.87%
Acrisure Tranche B 1st Lien 6.772% (LIBOR03M + 4.25%) 11/22/23 •	1,121,332	1,117,828
Allied Universal Holdco 1st Lien 0.00% 6/27/26 •X	951,298	948,919
Allied Universal Holdco Tranche DD 1st Lien 0.00% 6/27/26 •X	85,702	85,488
Altice France Tranche B11 1st Lien 5.152% (LIBOR01M + 2.75%) 7/31/25 •	874,042	834,710

	Principal amount°	Value (US $)
Loan Agreements (continued)
Altice France Tranche B13 1st Lien 6.394% (LIBOR01M + 4.00%) 8/14/26 •	353,225	$346,655
AMC Entertainment Holdings Tranche B1 1st Lien 5.23% (LIBOR06M + 3.00%) 4/22/26 •	1,327,673	1,326,946
American Airlines Tranche B 1st Lien 4.394% (LIBOR01M + 2.00%) 12/14/23 •	1,477,788	1,457,122
Applied Systems 2nd Lien 9.33% (LIBOR03M + 7.00%) 9/19/25 •	2,085,000	2,115,233
Aramark Services Tranche B3 1st Lien 4.08% (LIBOR03M + 1.75%) 3/11/25 •	979,296	977,761
AssuredPartners Tranche B 1st Lien 5.902% (LIBOR01M + 3.50%) 10/22/24 •	312,222	309,686
Avis Budget Car Rental Tranche B 1st Lien 4.41% (LIBOR01M + 2.00%) 2/13/25 =•	747,831	747,046
Ball Metalpack Finco Tranche B 2nd Lien 11.272% (LIBOR03M + 8.75%) 7/31/26 =•	213,000	206,078
Bausch Health Americas Tranche B 1st Lien 5.412% (LIBOR01M + 3.00%) 6/1/25 •	779,136	779,623
Berry Global Tranche U 1st Lien 0.00% 5/15/26 •X	1,559,000	1,550,851
Blue Ribbon 1st Lien 6.44% (LIBOR01M + 4.00%) 11/13/21 •	863,350	775,936
Boxer Parent Tranche B 1st Lien 6.58% (LIBOR03M + 4.25%) 10/2/25 •	1,025,693	975,049
Builders FirstSource 1st Lien 5.33% (LIBOR03M + 3.00%) 2/29/24 •	136,724	136,457
BWAY Holding Tranche B 1st Lien 5.854% (LIBOR03M + 3.25%) 4/3/24 •	924,735	894,970
Calpine Tranche B9 1st Lien 5.08% (LIBOR03M + 2.75%) 4/1/26 •	600,000	599,625
Change Healthcare Holdings Tranche B 1st Lien 5.152% (LIBOR01M + 2.75%) 3/1/24 •	680,084	675,692
Charter Communications Operating Tranche B 1st Lien 4.33% (LIBOR03M + 2.00%) 4/30/25 •	1,170,140	1,169,978
Chemours Tranche B2 1st Lien 4.16% (LIBOR01M + 1.75%) 4/3/25 •	2,251,543	2,191,501
CityCenter Holdings Tranche B 1st Lien 4.652% (LIBOR01M + 2.25%) 4/18/24 •	1,375,485	1,372,537

Diversified Income Series-13

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Core & Main Tranche B 1st Lien 5.52% (LIBOR03M + 3.00%) 8/1/24 •	1,491,078	$1,489,524
Cornerstone Building Brands Tranche B 1st Lien 6.354% (LIBOR03M + 3.75%) 4/12/25 •	707,548	689,860
CSC Holdings 1st Lien 4.644% (LIBOR01M + 2.25%) 7/17/25 •	793,800	782,761
CSC Holdings Tranche B 1st Lien 4.894% (LIBOR01M + 2.50%) 1/25/26 •	792,000	784,175
Curium Bidco Tranche B 1st Lien 0.00% 6/27/26 •X	382,000	382,239
Datto 1st Lien 6.58% (LIBOR03M + 4.25%) 4/2/26 =•	825,000	833,250
DaVita Tranche B 1st Lien 5.135% (LIBOR00M + 2.75%) 6/24/21 •	335,427	335,636
Deerfield Dakota Holding Tranche B 1st Lien 5.652% (LIBOR01M + 3.25%) 2/13/25 •	343,650	334,343
Delek US Holdings Tranche B 1st Lien 4.58% (LIBOR03M + 2.25%) 3/30/25 •	898,631	889,645
Drive Chassis Holdco 2nd Lien 10.834% (LIBOR03M + 8.25%) 4/10/26 •	345,000	332,925
DTZ US Borrower Tranche B 1st Lien 5.652% (LIBOR01M + 3.25%) 8/21/25 •	719,563	718,390
Edgewater Generation Tranche B 1st Lien 6.152% (LIBOR01M + 3.75%) 12/13/25 •	532,325	532,059
ESH Hospitality Tranche B 1st Lien 4.402% (LIBOR01M + 2.00%) 8/30/23 •	2,041,187	2,037,572
ExamWorks Group Tranche B1 1st Lien 5.652% (LIBOR01M + 3.25%) 7/27/23 •	1,991,405	1,993,894
Flying Fortress Holdings Tranche B 1st Lien 4.08% (LIBOR03M + 1.75%) 10/30/22 •	902,500	902,984
Gardner Denver Tranche B1 1st Lien 5.152% (LIBOR01M + 2.75%) 7/30/24 •	848,735	850,857
Gates Global Tranche B2 1st Lien 5.152% (LIBOR01M + 2.75%) 3/31/24 •	1,109,347	1,104,956
Gentiva Health Services 1st Lien 6.188% (LIBOR01M + 3.75%) 7/2/25 =•	2,463,915	2,468,473
GIP III Stetson I Tranche B 1st Lien 6.633% (LIBOR01M + 4.25%) 7/18/25 •	515,331	515,589

	Principal amount°	Value (US $)
Loan Agreements (continued)
Gray Television Tranche B2 1st Lien 4.681% (LIBOR01M + 2.25%) 2/7/24 •	1,592,396	$1,587,704
Grizzly Finco Tranche B 1st Lien 5.85% (LIBOR03M + 3.25%) 10/1/25 •	302,713	302,767
GVC Holdings Tranche B2 1st Lien 4.689% (LIBOR01M + 2.25%) 3/16/24 •	1,432,863	1,429,878
HCA Tranche B10 1st Lien 4.33% (LIBOR03M + 2.00%) 3/13/25 •	3,043,046	3,049,175
Heartland Dental 1st Lien 6.152% (LIBOR01M + 3.75%) 4/30/25 •	417,844	397,649
Hexion Tranche B-EXIT 1st Lien 0.00% 6/27/26 •X	191,000	191,119
Hilton Worldwide Finance Tranche B 1st Lien 4.154% (LIBOR01M + 1.75%) 6/21/26 •	188,754	189,108
Hoya Midco Tranche B 1st Lien 5.902% (LIBOR01M + 3.50%) 6/30/24 •	272,357	269,634
HUB International Tranche B 1st Lien 5.586% (LIBOR03M + 3.00%) 4/25/25 •	1,980,000	1,933,904
INEOS US Finance Tranche B 1st Lien 4.402% (LIBOR01M + 2.00%) 3/31/24 •	729,087	721,036
IQVIA Tranche B3 1st Lien 4.152% (LIBOR01M + 1.75%) 6/11/25 •	1,470,150	1,464,768
Iron Mountain Tranche B 1st Lien 4.152% (LIBOR01M + 1.75%) 1/2/26 •	1,954,211	1,901,692
Jazz Acquisition Tranche B 1st Lien 6.50% (LIBOR03M + 4.25%) 6/19/26 •	675,000	671,625
JBS USA LUX Tranche B 1st Lien 4.902% (LIBOR01M + 2.50%) 5/1/26 •	389,025	388,836
Kronos Tranche B 1st Lien 5.579% (LIBOR03M + 3.00%) 11/1/23 •	865,972	864,949
LUX HOLDCO III 1st Lien 0.00% 3/28/25 •X	604,351	600,573
MGM Growth Properties Operating Partnership Tranche B 1st Lien 4.402% (LIBOR01M + 2.00%) 3/25/25 •	1,486,947	1,480,441
Microchip Technology 1st Lien 4.41% (LIBOR01M + 2.00%) 5/29/25 •	1,365,368	1,360,923
NFP Tranche B 1st Lien 5.402% (LIBOR01M + 3.00%) 1/8/24 •	1,221,036	1,188,548

Diversified Income Series-14

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Loan Agreements (continued)
ON Semiconductor Tranche B3 1st Lien 4.152% (LIBOR01M + 1.75%) 3/31/23 •	1,389,434	$1,373,320
Penn National Gaming Tranche B1 1st Lien 4.652% (LIBOR01M + 2.25%) 10/15/25 •	1,417,875	1,414,685
Perstorp Holding Tranche B 1st Lien 7.271% (LIBOR03M + 4.75%) 2/26/26 •	1,078,298	1,058,079
PQ Tranche B 1st Lien 5.083% (LIBOR03M + 2.50%) 2/8/25 •	2,653,615	2,645,529
Prestige Brands Tranche B5 1st Lien 4.402% (LIBOR01M + 2.00%) 1/26/24 •	1,105,108	1,100,549
Radiate Holdco Tranche B 1st Lien 5.402% (LIBOR01M + 3.00%) 2/1/24 •	938,658	918,973
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.652% (LIBOR01M + 3.25%) 6/1/23 •	997,430	989,949
Sable International Finance Tranche B4 1st Lien 5.652% (LIBOR01M + 3.25%) 1/31/26 •	192,427	193,028
Scientific Games International Tranche B5 1st Lien 5.216% (LIBOR01M + 2.75%) 8/14/24 •	1,154,492	1,138,618
Sinclair Television Group Tranche B2 1st Lien 4.66% (LIBOR01M + 2.25%) 1/3/24 •	1,207,605	1,195,529
Sprint Communications Tranche B 1st Lien 4.938% (LIBOR01M + 2.50%) 2/3/24 •	1,560,064	1,539,263
5.438% (LIBOR01M + 3.00%) 2/3/24 =•	756,200	750,522
SS&C European Holdings Tranche B4 1st Lien 4.652% (LIBOR01M + 2.25%) 4/16/25 •	569,421	567,879
SS&C Technologies Tranche B3 1st Lien 4.652% (LIBOR01M + 2.25%) 4/16/25 •	830,314	828,065
Stars Group Holdings Tranche B 1st Lien 5.83% (LIBOR03M + 3.50%) 7/10/25 •	416,452	416,973
Tecta America 1st Lien 6.902% (LIBOR01M + 4.50%) 11/21/25 =•	860,675	849,917
Telenet Financing USD Tranche AN-DD 1st Lien 4.644% (LIBOR01M + 2.25%) 8/15/26 •	1,480,000	1,466,279

	Principal amount°	Value (US $)
Loan Agreements (continued)
TIBCO Software Tranche B 1st Lien 0.00% 6/12/26 •X	435,000	$436,178
Titan Acquisition Tranche B 1st Lien 5.402% (LIBOR01M + 3.00%) 3/28/25 •	342,477	327,494
TMS International Tranche B2 1st Lien 5.264% (LIBOR03M + 2.75%) 8/14/24 =•	556,795	551,909
TransDigm Tranche F 1st Lien 4.83% (LIBOR03M + 2.50%) 6/9/23 •	1,785,714	1,755,998
Trident TPI Holdings 1st Lien 5.652% (LIBOR01M + 3.25%) 10/5/24 •	656,685	623,030
Ultimate Software Group 1st Lien 6.08% (LIBOR03M + 3.75%) 5/3/26 •	2,075,000	2,080,966
United Rentals North America Tranche B 1st Lien 4.152% (LIBOR01M + 1.75%) 10/31/25 •	124,063	124,207
Unitymedia Finance Tranche E 1st Lien 4.394% (LIBOR01M + 2.00%) 6/1/23 •	2,025,000	2,021,663
UPC Financing Partnership Tranche AR 1st Lien 4.894% (LIBOR01M + 2.50%) 1/15/26 •	170,430	170,394
USI Tranche B 1st Lien 5.33% (LIBOR03M + 3.00%) 5/16/24 •	2,891,921	2,824,525
USIC Holdings 1st Lien 5.402% (LIBOR01M + 3.25%) 12/9/23 •	405,299	402,133
Vistra Operations Tranche B3 1st Lien 4.397% (LIBOR01M + 2.00%) 12/1/25 •	2,003,096	2,002,888
VVC Holding Tranche B 1st Lien 7.045% (LIBOR03M + 4.50%) 2/11/26 •	957,600	957,301
Wand NewCo 3 Tranche B 1st Lien 5.919% (LIBOR01M + 3.50%) 2/5/26 •	600,000	600,937
Wynn Resorts Tranche B 1st Lien 4.69% (LIBOR01M + 2.25%) 10/30/24 •	1,266,825	1,257,984
Zayo Group Tranche B2 1st Lien 4.652% (LIBOR01M + 2.25%) 1/19/24 •	2,093,757	2,095,327

Total Loan Agreements (cost $96,954,143)		96,249,243

Municipal Bonds – 0.11%
South Carolina Public Service Authority Series D 4.77% 12/1/45	340,000	407,215
State of California Various Purposes (Taxable Build America Bonds) 7.55% 4/1/39	925,000	1,466,181

Diversified Income Series-15

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Texas Water Development Board (2016 State Water Implementation) (Water Implementation Revenue) Series B 5.00% 10/15/46	795,000	$939,356

Total Municipal Bonds (cost $2,693,123)		2,812,752

Non-Agency Asset-Backed Securities – 2.82%
American Express Credit Account Master Trust Series 2018-3 A 2.714% (LIBOR01M + 0.32%) 10/15/25 •	1,745,000	1,744,374
Series 2018-5 A 2.734% (LIBOR01M + 0.34%) 12/15/25 •	960,000	959,423
Series 2018-7 A 2.754% (LIBOR01M + 0.36%) 2/17/26 •	500,000	499,615
Avis Budget Rental Car Funding AESOP
Series 2017-2A A 144A 2.97% 3/20/24 #	1,000,000	1,015,102
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.724% (LIBOR01M + 0.33%, Floor 0.33%) 3/15/23 •	540,000	540,758
Chesapeake Funding II
Series 2017-3A A2 144A 2.734% (LIBOR01M + 0.34%) 8/15/29 #•	2,056,736	2,056,126
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 3.024% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 •	1,220,000	1,227,791
Series 2018-A2 A2 2.713% (LIBOR01M + 0.33%) 1/20/25 •	2,260,000	2,258,404
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.214% 11/25/36 •	1,800,000	1,857,709
CNH Equipment Trust
Series 2019-B A2 2.55% 9/15/22	5,445,000	5,474,157
Discover Card Execution Note Trust
Series 2017-A7 A7 2.754% (LIBOR01M + 0.36%) 4/15/25 •	1,525,000	1,525,901
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	1,811,313	1,848,064
Series 2018-1A A2II 144A 4.959% 6/20/48 #	1,240,625	1,312,730
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	4,434,500	4,437,959

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 2.734% (LIBOR01M + 0.34%) 5/15/23 #•	1,000,000	$1,000,372
Series 2019-AA A 144A 2.744% (LIBOR01M + 0.35%) 5/15/23 #•	5,675,000	5,677,235
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1 A 144A 3.034% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #•	950,000	951,873
Penarth Master Issuer
Series 2018-2A A1 144A 2.832% (LIBOR01M + 0.45%) 9/18/22 #•	3,865,000	3,862,600
PFS Financing
Series 2018-E A 144A 2.844% (LIBOR01M + 0.45%) 10/15/22 #•	5,500,000	5,500,314
Taco Bell Funding
Series 2016-1A A2II 144A 4.377% 5/25/46 #	1,715,000	1,742,646
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	694,328	695,713
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	821,443	826,151
Series 2016-1 A1B 144A 2.75% 2/25/55 #•	425,910	427,440
Series 2016-2 A1 144A 3.00% 8/25/55 #•	499,314	504,170
Series 2016-3 A1 144A 2.25% 4/25/56 #•	647,537	643,743
Series 2017-1 A1 144A 2.75% 10/25/56 #•	599,384	601,689
Series 2017-2 A1 144A 2.75% 4/25/57 #•	329,716	330,244
Series 2017-4 M1 144A 3.25% 6/25/57 #•	1,505,000	1,524,074
Series 2018-1 A1 144A 3.00% 1/25/58 #•	582,591	588,645
Toyota Auto Receivables Owner Trust
Series 2019-B A2A 2.59% 2/15/22	4,575,000	4,590,592
Trafigura Securitisation Finance
Series 2017-1A A1 144A 3.244% (LIBOR01M + 0.85%) 12/15/20 #•	1,800,000	1,799,996
Series 2018-1A A1 144A 3.124% (LIBOR01M + 0.73%) 3/15/22 #•	3,340,000	3,318,774
Vantage Data Centers Issuer
Series 2018-1A A2 144A 4.072% 2/16/43 #	888,000	912,371

Diversified Income Series-16

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Verizon Owner Trust
Series 2017-1A A 144A 2.06% 9/20/21 #	1,145,427	$1,143,854
Series 2019-B A1B 2.891% (LIBOR01M + 0.45%) 12/20/23 •	2,000,000	1,999,989
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.894% (LIBOR01M + 0.50%) 11/15/22 #•	3,500,000	3,510,124
Wendys Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	1,157,375	1,164,018

Total Non-Agency Asset-Backed Securities (cost $69,621,349)		70,074,740

Non-Agency Collateralized Mortgage Obligations – 1.81%
Chase Home Lending Mortgage Trust
Series 2019-ATR1 A4 144A 4.00% 4/25/49 #•	856,385	882,305
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	59,230	60,657
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 4.804% (LIBOR01M + 2.40%) 4/25/31 #•	1,845,000	1,867,141
Series 2019-R01 2M2 144A 4.854% (LIBOR01M + 2.45%) 7/25/31 #•	1,200,000	1,214,428
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #•	1,282,668	1,301,457
Series 2018-5 A7 144A 4.00% 9/25/48 #•	843,951	854,994
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #•	856,790	862,877
Holmes Master Issuer
Series 2018-2A A2 144A 3.017% (LIBOR03M + 0.42%) 10/15/54 #•	1,540,000	1,538,945
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.405% 6/25/29 #•	625,346	635,420
Series 2014-2 B2 144A 3.405% 6/25/29 #•	233,746	236,214
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	1,050,000	1,040,446
Series 2015-4 B1 144A 3.624% 6/25/45 #•	1,042,971	1,070,496

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2015-4 B2 144A 3.624% 6/25/45 #•	748,218	$758,918
Series 2016-4 B1 144A 3.898% 10/25/46 #•	507,796	527,011
Series 2016-4 B2 144A 3.898% 10/25/46 #•	871,173	899,290
Series 2017-1 B2 144A 3.547% 1/25/47 #•	1,650,575	1,654,707
Series 2017-2 A3 144A 3.50% 5/25/47 #•	739,756	749,128
Series 2018-3 A5 144A 3.50% 9/25/48 #•	2,371,420	2,406,157
Series 2018-6 1A4 144A 3.50% 12/25/48 #•	927,577	938,222
Series 2018-7FRB A2 144A 3.18% (LIBOR01M + 0.75%) 4/25/46 #•	1,025,539	1,023,840
JPMorgan Trust
Series 2015-1 B2 144A 3.654% 12/25/44 #•	1,300,026	1,298,676
Series 2015-5 B2 144A 3.342% 5/25/45 #•	1,194,791	1,183,336
Series 2015-6 B1 144A 3.611% 10/25/45 #•	718,024	735,533
Series 2015-6 B2 144A 3.611% 10/25/45 #•	695,586	707,531
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #•	879,668	899,049
Permanent Master Issuer
Series 2018-1A 1A1 144A 2.977% (LIBOR03M + 0.38%) 7/15/58 #•	1,000,000	1,000,308
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #•	543,953	551,769
Series 2015-1 B2 144A 3.876% 1/25/45 #•	802,850	824,074
Series 2015-2 B2 144A 3.741% 5/25/45 #•	4,935,069	5,035,193
Series 2017-4 A1 144A 3.50% 7/25/47 #•	775,031	783,921
Series 2017-5 B1 144A 3.876% 8/25/47 #•	3,564,356	3,678,900
Series 2018-5 A4 144A 3.50% 5/25/48 #•	1,303,235	1,324,540
Series 2018-8 A4 144A 4.00% 11/25/48 #•	2,151,693	2,190,608
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.982% (LIBOR03M + 0.39%) 1/21/70 #•	3,200,000	3,188,598

Diversified Income Series-17

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass Through Certificates Trust Series 2005-1 5A2 6.00% 3/25/35 ♦	9,834	$1,070
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	110,745	109,709
Series 2006-3 A11 5.50% 3/25/36	181,994	184,924
Series 2006-AR5 2A1 5.188% 4/25/36 •	113,701	114,084
Series 2007-AR10 2A1 4.855% 1/25/38 •	636,599	620,063

Total Non-Agency Collateralized Mortgage Obligations (cost $44,238,451)		44,954,539

Non-Agency Commercial Mortgage-Backed Securities – 7.63%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	3,645,000	3,826,314
Series 2017-BNK5 B 3.896% 6/15/60 •	1,500,000	1,563,789
Series 2017-BNK7 A5 3.435% 9/15/60	2,645,000	2,785,206
Series 2017-BNK8 A4 3.488% 11/15/50	1,265,000	1,337,618
Series 2018-BN14 A4 4.231% 9/15/60 •	1,500,000	1,676,555
BBCMS Mortgage Trust
Series 2018-C2 A5 4.314% 12/15/51	4,740,000	5,314,378
BENCHMARK Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	1,270,000	1,358,207
Series 2018-B3 A5 4.025% 4/10/51	1,075,000	1,181,375
Series 2018-B6 A4 4.261% 10/10/51	1,450,000	1,625,081
Series 2019-B9 A5 4.016% 3/15/52	7,410,000	8,165,361
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	7,460,000	8,046,481
CCUBS Commercial Mortgage Trust
Series 2017-C1 A4 3.544% 11/15/50 •	1,000,000	1,057,194
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	12,150,000	12,649,847
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.939% 12/15/47 #•	880,000	937,931
Series 2016-C7 A3 3.839% 12/10/54	5,695,000	6,111,983

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	1,935,000	$2,047,392
Series 2015-GC27 A5 3.137% 2/10/48	2,780,000	2,875,665
Series 2016-P3 A4 3.329% 4/15/49	3,100,000	3,235,165
Series 2017-C4 A4 3.471% 10/12/50	1,560,000	1,645,108
Series 2018-C5 A4 4.228% 6/10/51 •	2,100,000	2,343,448
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	1,765,000	1,803,632
Series 2013-WWP A2 144A 3.424% 3/10/31 #	2,540,000	2,644,067
Series 2014-CR19 A5 3.796% 8/10/47	9,707,000	10,329,923
Series 2014-CR20 AM 3.938% 11/10/47	7,775,000	8,183,967
Series 2015-3BP A 144A 3.178% 2/10/35 #	3,960,000	4,112,217
Series 2015-CR23 A4 3.497% 5/10/48	1,910,000	2,010,868
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	1,790,000	1,864,272
Series 2016-C3 A5 2.89% 8/10/49	1,985,000	2,018,458
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.885% 11/10/46 #•	1,265,000	1,315,462
GRACE Mortgage Trust
Series 2014-GRCE B 144A 3.52% 6/10/28 #	6,015,000	6,115,312
GS Mortgage Securities Corp II
Series 2018-GS10 C 4.56% 7/10/51 •	1,100,000	1,172,225
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #•	1,010,000	1,032,235
Series 2015-GC32 A4 3.764% 7/10/48	1,240,000	1,324,516
Series 2017-GS5 A4 3.674% 3/10/50	2,980,000	3,184,178
Series 2017-GS5 XA 0.963% 3/10/50 •	32,931,180	1,770,907
Series 2017-GS6 A3 3.433% 5/10/50	4,410,000	4,636,633
Series 2018-GS9 A4 3.992% 3/10/51 •	1,370,000	1,496,499
Series 2018-GS9 C 4.509% 3/10/51 •	400,000	422,618
Series 2019-GC38 A4 3.968% 2/10/52	4,055,000	4,451,334
Series 2019-GC39 A4 3.567% 5/10/52	820,000	873,312

Diversified Income Series-18

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	3,395,000	$3,618,220
Series 2015-C33 A4 3.77% 12/15/48	4,710,000	5,023,648
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	2,080,000	2,149,225
Series 2017-C7 A5 3.409% 10/15/50	3,425,000	3,599,977
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.749% 8/12/37 •	600,000	608,478
Series 2013-LC11 B 3.499% 4/15/46	2,445,000	2,486,804
Series 2015-JP1 A5 3.914% 1/15/49	1,590,000	1,709,765
Series 2016-JP2 A4 2.822% 8/15/49	4,995,000	5,058,881
Series 2016-JP2 AS 3.056% 8/15/49	3,095,000	3,109,599
Series 2016-WIKI A 144A 2.798% 10/5/31 #	1,610,000	1,625,001
Series 2016-WIKI B 144A 3.201% 10/5/31 #	1,490,000	1,507,584
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 •	1,052,395	726,552
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	1,640,000	1,734,537
Series 2015-C26 A5 3.531% 10/15/48	1,970,000	2,077,746
Series 2016-C29 A4 3.325% 5/15/49	1,620,000	1,690,380
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	1,717,864	1,565,403
Series 2006-T21 B 144A 5.676% 10/12/52 #•	753,233	754,014
Series 2018-L1 A4 4.407% 10/15/51	1,655,000	1,868,295
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	1,327,634	1,361,607
Series 2018-C9 A4 4.117% 3/15/51 •	2,365,000	2,601,028
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B 144A 3.649% 3/10/46 #•	1,000,000	1,026,961
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	1,175,000	1,228,048
Series 2015-C30 XA 1.057% 9/15/58 •	15,806,750	707,472
Series 2015-NXS3 A4 3.617% 9/15/57	1,250,000	1,324,401
Series 2016-BNK1 A3 2.652% 8/15/49	2,575,000	2,581,572

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2017-C38 A5 3.453% 7/15/50	2,240,000	$2,353,753
Series 2017-RB1 XA 1.434% 3/15/50 •	20,452,367	1,625,419
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45	3,605,000	3,664,836

Total Non-Agency Commercial Mortgage-Backed Securities (cost $185,642,477)		189,935,939

Sovereign Bonds – 1.57% Δ
Argentina – 0.05%
Argentine Republic Government International Bond 5.625% 1/26/22	1,555,000	1,313,991

		1,313,991

Bermuda – 0.07%
Bermuda Government International Bond 144A 3.717% 1/25/27 #	1,600,000	1,638,016

		1,638,016

Egypt – 0.40%
Egypt Government International Bond 144A 5.577% 2/21/23 #	820,000	834,999
144A 6.125% 1/31/22 #	5,915,000	6,111,053
144A 7.60% 3/1/29 #	1,245,000	1,316,310
144A 8.70% 3/1/49 #	1,490,000	1,606,831

		9,869,193

Ghana – 0.06%
Ghana Government International Bond 144A 7.875% 3/26/27 #	1,302,000	1,373,610

		1,373,610

Guatemala – 0.05%
Guatemala Government Bond 144A 4.90% 6/1/30 #	1,194,000	1,229,820

		1,229,820

Ivory Coast – 0.13%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	3,400,000	3,174,750

		3,174,750

Jordan – 0.08%
Jordan Government International Bond 144A 5.75% 1/31/27 #	1,865,000	1,893,318

		1,893,318

Kenya – 0.07%
Kenya Government International Bond 144A 8.00% 5/22/32 #	1,585,000	1,677,948

		1,677,948

Diversified Income Series-19

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Sovereign Bonds Δ (continued)
Mexico – 0.07%
Mexico Government International Bond 4.35% 1/15/47	1,700,000	$1,689,392

		1,689,392

Nigeria – 0.06%
Nigeria Government International Bond 144A 7.875% 2/16/32 #	1,445,000	1,514,515

		1,514,515

Qatar – 0.05%
Qatar Government International Bond 144A 4.00% 3/14/29 #	1,205,000	1,300,673

		1,300,673

Russia – 0.11%
Russian Foreign Bond - Eurobond
144A 4.25% 6/23/27 #	1,600,000	1,654,518
144A 5.25% 6/23/47 #	1,000,000	1,106,545

		2,761,063

Senegal – 0.05%
Senegal Government International Bond 144A 6.75% 3/13/48 #	1,447,000	1,362,750

		1,362,750

Sri Lanka – 0.04%
Sri Lanka Government International Bond 144A 7.55% 3/28/30 #	1,110,000	1,112,953

		1,112,953

Turkey – 0.06%
Turkey Government International Bond
5.75% 5/11/47	220,000	184,975
7.625% 4/26/29	1,300,000	1,334,173

		1,519,148

Ukraine – 0.10%
Ukraine Government International Bond
144A 7.75% 9/1/26 #	1,000,000	1,032,921
144A 9.75% 11/1/28 #	1,220,000	1,380,766

		2,413,687

Uruguay – 0.05%
Uruguay Government International Bond 4.375% 1/23/31	1,255,000	1,360,734

		1,360,734

Uzbekistan – 0.07%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #	1,695,000	1,808,568

		1,808,568

Total Sovereign Bonds (cost $38,174,528)		39,014,129

	Principal amount°	Value (US $)
Supranational Bank – 0.07%
Banque Ouest Africaine de
Developpement 144A 5.00% 7/27/27 #	1,690,000	$1,748,474

Total Supranational Bank (cost $1,657,451)		1,748,474

US Treasury Obligations – 17.12%
US Treasury Bonds
2.875% 5/15/49	8,550,000	9,159,354
3.00% 2/15/49	8,425,000	9,241,501
US Treasury Notes 2.00% 5/31/24	5,420,000	5,481,505
2.125% 3/31/24	194,470,000	197,645,326
2.25% 3/31/21	3,030,000	3,053,258
2.25% 4/15/22	2,550,000	2,585,361
2.375% 5/15/29	33,050,000	34,138,971
2.625% 2/15/29 ¥	156,325,000	164,779,369

Total US Treasury Obligations (cost $415,068,377)		426,084,645

	Number of shares
Common Stock – 0.00%
Adelphia Recovery Trust =†	1	0
Century Communications =†	2,500,000	0

Total Common Stock (cost $75,684)		0

Convertible Preferred Stock – 0.12%
A Schulman 6.00% exercise price $52.33 y	2,494	2,575,055
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	9,734	515,902

Total Convertible Preferred Stock (cost $2,813,055)		3,090,957

Preferred Stock – 0.09%
Morgan Stanley 5.55% µ	2,085,000	2,108,415
USB Realty 144A 3.744% (LIBOR03M + 1.15%) #•	300,000	255,456

Total Preferred Stock (cost $2,363,244)		2,363,871

Diversified Income Series-20

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Number of shares	Value (US $)
Short-Term Investments – 5.33%
Money Market Mutual Funds – 3.37%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.29%)	16,780,834	16,778,083
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.26%)	16,780,834	16,778,058
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.27%)	16,780,834	16,778,113
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.25%)	16,780,834	16,778,065

	Number of shares	Value (US $)

Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.23%)	16,780,834	16,777,994

		83,890,313

	Principal amount°
US Treasury Obligation – 1.96% ≠
US Treasury Bill 1.00% 8/31/19	48,775,000	48,672,095

		48,672,095

Total Short-Term Investments (cost $132,550,922)		132,562,408

Total Value of Securities – 100.80% (cost $2,455,356,041)	$2,508,527,808

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2019, the aggregate value of Rule 144A securities was $541,036,311, which represents 21.74% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

✤	PIK. 100% of the income received was in the form of both cash and par.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y	No contractual maturity date.
†	Non-income producing security.
•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after June 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
¥	Fully or partially pledged as collateral for futures contracts.

Diversified Income Series-21

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

Unfunded Loan Commitments

The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at June 30, 2019:

Borrower	Principal Amount	Cost	Value	Unrealized Appreciation (Depreciation)
Heartland Dental Tranche DD 1st Lien 3.75% (LIBOR1M+3.75%) 4/30/25	$9,760	$9,760	$9,288	$(472)

The following futures contracts and swap contracts were outstanding at June 30, 2019:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(310)	US Treasury 10 yr Notes	$(39,670,313)	$(39,403,141)	9/19/19	$—	$(267,172)	$(63,938)
1,750	US Treasury 5 yr Notes	206,773,438	205,427,576	9/30/19	1,345,862	—	—
634	US Treasury Long Bond	98,646,437	95,319,027	9/19/19	3,327,410	—	(79,250)

Total Futures Contracts			$261,343,462		$4,673,272	$(267,172)	$(143,188)

Swap Contracts

CDS Contracts2

Variation
Counterparty/						Margin
Reference Obligation/		Annual		Upfront		Due from
Termination Date/	Notional	Protection		Payments	Unrealized	(Due to)
Payment Frequency	Amount[3]	Payments	Value	Paid (Received)	Appreciation[4]	Brokers
Over-The-Counter/ Protection Sold/ Moody’s Ratings:
MSCS-CMBX.NA.BBB-.6[5] 5/11/63 – Monthly	13,275,000	3.00%	$(1,332,707)	$(1,525,642)	$192,935	$—

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

Diversified Income Series-22

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(1,587).

5Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

BADLARPP – Argentina Term Deposit Rate

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CLO – Collateralized Loan Obligation

CMBX.NA – Commercial Mortgaged-Backed Securities Index North America

DB – Deutsche Bank

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GS – Goldman Sachs

ICE – Intercontinental Exchange

JPM – JPMorgan

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR00M – ICE LIBOR USD 0 Month

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MSCS – Morgan Stanley Capital Services LLC

PIK – Payment-in-Kind

RBS – Royal Bank of Scotland

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

USD – US Dollar

WF – Wells Fargo

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-23

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Statement of assets and liabilities	June 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$2,508,527,808
Cash collateral due from brokers	11,259,173
Foreign currencies, at value[2]	216,193
Dividends and interest receivables	18,876,467
Receivable for securities sold	10,046,242
Receivable for series shares sold	760,617
Unrealized appreciation on credit default swap contracts	192,935
Swap payments receivable	9,099

Total assets	2,549,888,534

Liabilities:
Cash due to custodian	23,638,374
Payable for securities purchased	33,453,739
Upfront payments received on credit default swap contracts	1,525,642
Management fees payable to affiliates	1,093,520
Other accrued expenses payable	627,366
Distribution fees payable to affiliates	528,739
Payable for series shares redeemed	179,123
Variation margin due to broker on futures contracts	143,188
Audit and tax fees payable	24,980
Dividend disbursing and transfer agent fees and expenses payable to affiliates	15,260
Trustees’ fees and expenses payable to affiliates	8,640
Accounting and administration expenses payable to affiliates	8,000
Legal fees payable to affiliates	3,605
Reports and statements to shareholders expenses payable to affiliates	2,154
Deferred liabilities	28,956

Total liabilities	61,281,286

Total Net Assets	$2,488,607,248

Net Assets Consist of:
Paid-in capital	$2,462,484,606

Total distributable earnings (loss)	26,122,642

Total Net Assets	$2,488,607,248

Diversified Income Series-24

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Statement of assets and liabilities (continued)

Net Asset Value:
Standard Class:
Net assets	$333,462,041
Shares of beneficial interest outstanding, unlimited authorization, no par	31,927,765
Net asset value per share	$10.44

Service Class:
Net assets	$2,155,145,207
Shares of beneficial interest outstanding, unlimited authorization, no par	207,677,572
Net asset value per share	$10.38

[1]Investments, at cost	$2,455,356,041
[2]Foreign currencies, at cost	224,228

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-25

Delaware VIP® Trust —

Delaware VIP Diversified Income Series

Statement of operations

Six months ended June 30, 2019 (Unaudited)

Investment Income:
Interest	$45,342,598
Dividends	933,182
Foreign tax withheld	(6,438)

46,269,342

Expenses:
Management fees	6,922,037
Distribution expenses – Service Class	3,096,468
Reports and statements to shareholders expenses	249,844
Accounting and administration expenses	235,277
Dividend disbursing and transfer agent fees and expenses	101,927
Trustees’ fees and expenses	73,844
Legal fees	71,079
Custodian fees	68,137
Audit and tax fees	27,429
Investment interest expense	278
Registration fees	29
Other	103,945

10,950,294
Expenses waived	(188,816)
Less expenses paid indirectly	(40,906)

Total operating expenses	10,720,572

Net Investment Income	35,548,770

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	21,443,943
Foreign currencies	(5,798,116)
Foreign currency exchange contracts	(133,391)
Futures contracts	21,058,675
Options purchased	(290,553)
Swap contracts	640,460

Net realized gain	36,921,018

Net change in unrealized appreciation (depreciation) of:
Investments	111,003,281
Foreign currencies	37,004
Foreign currency exchange contracts	(235,266)
Futures contracts	(9,703,292)
Swap contracts	712,681

Net change in unrealized appreciation (depreciation)	101,814,408

Net Realized and Unrealized Gain	138,735,426

Net Increase in Net Assets Resulting from Operations	$174,284,196

Delaware VIP Trust —

Delaware VIP Diversified Income Series

Statements of changes in net assets

	Six months ended 6/30/19 (Unaudited)	Year ended 12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$35,548,770	$77,467,662
Net realized gain (loss)	36,921,018	(68,248,680)
Net change in unrealized appreciation (depreciation)	101,814,408	(68,200,134)

Net increase (decrease) in net assets resulting from operations	174,284,196	(58,981,152)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(9,363,664)	(10,363,469)
Service Class	(55,710,819)	(64,115,915)

	(65,074,483)	(74,479,384)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	16,056,569	26,765,650
Service Class	59,684,465	104,428,900

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	9,363,664	10,363,469
Service Class	55,710,819	64,115,915

	140,815,517	205,673,934

Cost of shares redeemed:
Standard Class	(29,388,049)	(29,938,183)
Service Class	(89,050,591)	(203,694,779)

	(118,438,640)	(233,632,962)

Increase (Decrease) in net assets derived from capital share transactions	22,376,877	(27,959,028)

Net Increase (Decrease) in Net Assets	131,586,590	(161,419,564)

Net Assets:
Beginning of period	2,357,020,658	2,518,440,222

End of period	$2,488,607,248	$2,357,020,658

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-26

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Diversified Income Series Standard Class
	Six months ended 6/30/19[1] (Unaudited)	12/31/18	12/31/17	Year ended 12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$9.99	$10.54	$10.29	$10.29	$10.84	$10.53

Income (loss) from investment operations:
Net investment income[2]	0.16	0.34	0.34	0.27	0.35	0.33
Net realized and unrealized gain (loss)	0.59	(0.56)	0.19	0.09	(0.45)	0.22

Total from investment operations	0.75	(0.22)	0.53	0.36	(0.10)	0.55

Less dividends and distributions from:
Net investment income	(0.30)	(0.33)	(0.28)	(0.36)	(0.33)	(0.24)
Net realized gain	—	—	—	—	(0.12)	—

Total dividends and distributions	(0.30)	(0.33)	(0.28)	(0.36)	(0.45)	(0.24)

Net asset value, end of period	$10.44	$9.99	$10.54	$10.29	$10.29	$10.84

Total return[3]	7.65%	(2.12%)	5.22%	3.52%	(1.08%)	5.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$333,462	$323,184	$333,226	$322,535	$339,023	$473,568
Ratio of expenses to average net assets	0.64%	0.65%	0.66%	0.67%	0.67%	0.67%
Ratio of expenses to average net assets prior to fees waived	0.66%	0.65%	0.66%	0.67%	0.67%	0.67%
Ratio of net investment income to average net assets	3.25%	3.38%	3.22%	2.63%	3.29%	3.09%
Ratio of net investment income to average net assets prior to fees waived	3.23%	3.38%	3.22%	2.63%	3.29%	3.09%
Portfolio turnover	85%	143%	145%	247%	250%	252%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-27

Delaware VIP® Diversified Income Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Diversified Income Series Service Class
	Six months ended 6/30/19[1] (Unaudited)	12/31/18	12/31/17	Year ended 12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$9.92	$10.46	$10.22	$10.22	$10.77	$10.47

Income (loss) from investment operations:
Net investment income[2]	0.15	0.31	0.31	0.25	0.32	0.31
Net realized and unrealized gain (loss)	0.58	(0.55)	0.18	0.08	(0.45)	0.21

Total from investment operations	0.73	(0.24)	0.49	0.33	(0.13)	0.52

Less dividends and distributions from:
Net investment income	(0.27)	(0.30)	(0.25)	(0.33)	(0.30)	(0.22)
Net realized gain	—	—	—	—	(0.12)	—

Total dividends and distributions	(0.27)	(0.30)	(0.25)	(0.33)	(0.42)	(0.22)

Net asset value, end of period	$10.38	$9.92	$10.46	$10.22	$10.22	$10.77

Total return[3]	7.49%	(2.29%)	4.89%	3.28%	(1.34%)	4.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,155,145	$2,033,837	$2,185,214	$1,914,341	$1,831,388	$1,819,811
Ratio of expenses to average net assets	0.94%	0.93%	0.91%	0.92%	0.92%	0.92%
Ratio of expenses to average net assets prior to fees waived	0.96%	0.95%	0.96%	0.97%	0.97%	0.97%
Ratio of net investment income to average net assets	2.95%	3.10%	2.97%	2.38%	3.04%	2.84%
Ratio of net investment income to average net assets prior to fees waived	2.93%	3.08%	2.92%	2.33%	2.99%	2.79%
Portfolio turnover	85%	143%	145%	247%	250%	252%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-28

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Notes to financial statements

June 30, 2019 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Series is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended Dec. 31, 2016–Dec. 31, 2018), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2019, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve

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Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2019, the Series held no investments in repurchase agreements.

To Be Announced Trades (TBA) — The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $40,905 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective April 30, 2019, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations,

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Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

litigation, conducting shareholder meetings, and liquidations), do not exceed 0.60% of the Series’ average daily net assets from April 30, 2019 through June 30, 2019.* Prior to April 30, 2019, the waiver was 0.67% of the Series’ average daily net assets. These expense waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2019, the Series was charged $47,075 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2019, the Series was charged $89,320 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2019, the Series was charged $36,995 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Fund and the amount of shares that are owned of the Underlying Fund at different times.

*	The aggregate contractual waiver period covering this report is from April 30, 2018 through April 30, 2020.

3. Investments

For the six months ended June 30, 2019, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$1,273,684,840
Purchases of US government securities	690,858,578
Sales other than US government securities	1,004,796,356
Sales of US government securities	1,026,576,789

At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of Investments and Derivatives	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$2,453,830,399	$70,947,868	$(13,177,066)	$57,770,802

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Notes to financial statements (continued)

3. Investments (continued)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for the tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At Dec. 31, 2018, capital loss carryforwards available to offset future realized gains were as follows:

Loss carryforward character No Expiration
Short-term	Long-term	Total
$47,774,823	$36,808,611	$84,583,434

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$788,289,458	$—	$788,289,458
Collateralized Debt Obligations	—	59,710,943	—	59,710,943
Corporate Debt	—	956,600,928	—	956,600,928
Foreign Debt	—	40,762,603	—	40,762,603
Municipal Bonds	—	2,812,752	—	2,812,752
Loan Agreements[1]	—	89,842,048	6,407,195	96,249,243
US Treasury Obligations	—	426,084,645	—	426,084,645
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	515,902	2,575,055	—	3,090,957
Preferred Stock	—	2,363,871	—	2,363,871
Short-Term Investments	83,890,313	48,672,095	—	132,562,408

Total Value of Securities	$84,406,215	$2,417,714,398	$6,407,195	$2,508,527,808

Derivatives:[2]
Assets:
Futures Contracts	4,673,272	—	—	4,673,272
Swap Contracts	—	192,935	—	192,935
Liabilities:
Futures Contracts	(267,172)	—	—	(267,172)
1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	93.34%	6.66%	100.00%
Convertible Preferred Stock	16.69%	83.31%	—	100.00%

2Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the six months ended June 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series’ net assets at the end of the period.

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Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/19	Year ended 12/31/18
Shares sold:
Standard Class	1,565,885	2,642,484
Service Class	5,850,915	10,279,208
Shares issued upon reinvestment of dividends and distributions:
Standard Class	927,096	1,031,191
Service Class	5,548,886	6,418,010

	13,892,782	20,370,893

Shares redeemed:
Standard Class	(2,904,940)	(2,963,149)
Service Class	(8,806,437)	(20,497,216)

	(11,711,377)	(23,460,365)

Net increase (decrease)	2,181,405	(3,089,472)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Series had no amounts outstanding as of June 30, 2019, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months June 30, 2019, the Series entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the

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Notes to financial statements (continued)

6. Derivatives (continued)

contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2019, the Series posted $2,737,000 in securities as collateral for open futures contracts. Security collateral is presented on the “Schedule of investments.”

During the six months ended June 30, 2019, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Options Contracts — The Series may enter into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No option contracts were outstanding at June 30, 2019.

During the six months ended June 30, 2019, the Series entered into option contracts to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and to manage the Series’ exposure to changes in foreign currencies.

Swap Contracts — The Series may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may invest in interest rate swap contracts to manage the Series’ sensitivity to interest rates or to hedge against changes in interest rates. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2019, the Series did not enter into interest rate swap contracts.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic

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Notes to financial statements (continued)

6. Derivatives (continued)

amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2019, the Series entered into CDS contracts as a seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedule of investments,” at June 30, 2019, the notional value of the protection sold was $13,275,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2019, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Series and other third parties which the Series can obtain in the occurrence of a credit event. At June 30, 2019, the net unrealized appreciation of the protection sold was $192,935.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2019, the Series entered into CDS contracts to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At June 30, 2019, the Series posted $9,889,173 in cash as collateral for certain open centrally cleared swap contracts, which is included under “Cash collateral due from brokers” on the “Statement of assets and liabilities.” At June 30, 2019, for bilateral open derivatives contracts, the Series posted $1,370,000 in cash as collateral, which is included under “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

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Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

6. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2019 were as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts	Total
Variation margin due to broker on futures contracts*	$4,673,272	$—	$4,673,272
Unrealized depreciation on credit default swap contracts	—	192,935	192,935

Total	$4,673,272	$192,935	$4,866,207

Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(267,172)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2019 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$(133,391)	$—	$—	$—	$(133,391)
Equity contracts	—	(1,405,517)	(290,553)	—	(1,696,070)
Interest rate contracts	—	22,464,192	—	—	22,464,192
Credit contracts	—	—	—	640,460	640,460

Total	$(133,391)	$21,058,675	$(290,553)	$640,460	$21,275,191

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swaps Contracts	Total
Currency contracts	$(235,266)	$—	$—	$(235,266)
Equity contracts	—	(278,736)	—	(278,736)
Interest rate contracts	—	(9,424,556)	—	(9,424,556)
Credit contracts	—	—	712,681	712,681

Total	$(235,266)	$(9,703,292)	$712,681	$(9,225,877)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2019:

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	USD 35,557,691	USD 39,794,535
Futures contracts (average notional value)	380,602,921	11,532,035
Options contracts (average value)	72,186	—
CDS contracts (average notional value)*	—	16,907,767

* Long represents buying protection and short represents selling protection.

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Notes to financial statements (continued)

7. Offsetting

The Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2019, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Morgan Stanley Capital Services LLC	$192,935	$—	$192,935

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Morgan Stanley Capital Services LLC	$192,935	$—	$—	$—	$—	$192,935

Master Securities Forward Transaction Agreements

Master Securities Forward Transaction Agreements (MFA) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Series and select counterparties. The MFA maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. As of June 30, 2019, the following table is a summary of the Series’ TBA securities by counterparty which are subject to offsetting under MFA:

Counterparty	TBA at Value	Cash Collateral Received	Cash Collateral Pledged	Net Exposure(a)
Goldman Sachs Bank USA	$10,192,718	$—	$—	$10,192,718

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

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Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

8. Securities Lending (continued)

Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent, and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2019, the Series had no securities out on loan.

9. Credit and Market Risk

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

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Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

9. Credit and Market Risk (continued)

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has determined that the impact of this guidance to the Series’ net assets at the end of the period is not material; therefore, the amount is not disclosed for the six months ended June 30, 2019.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in the Series’ financial statements.

Diversified Income Series-40

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® Diversified Income Series at a meeting held February 27-28, 2019

At a meeting held on Feb. 27-28, 2019, the Board of Trustees (the “Board”) of Delaware VIP Diversified Income Series (the “Series”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved new Sub-Advisory Agreements between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), and Macquarie Investment Management Global Limited (“MIMGL”), respectively. MIMEL, MIMAK, and MIMGL may also be referenced as “sub-advisors” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL, MIMAK, and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL, MIMAK, and MIMGL, respectively. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL, MIMAK, and MIMGL; information concerning MIMEL’s, MIMAK’s, and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s, MIMAK’s, and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL, MIMAK, and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by the Sub-Advisors, the Board reviewed the services to be provided by each Sub-Advisor pursuant to each Sub-Advisory Agreement and as described at the meeting. The Board reviewed materials provided by the Sub-Advisors regarding the experience and qualifications of the personnel who will be responsible for providing services to the Series. The Board also considered relevant performance information provided with respect to each Sub-Advisor. In discussing the nature of the services proposed to be provided by the Sub-Advisors, it was observed that, unlike traditional sub-advisors who make all of the investment-related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Series’ investment manager) and the Sub-Advisors as currently contemplated is primarily more of a collaborative effort between DMC and the Sub-Advisors and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of the Series’ strategy to the Sub-Advisors who would be permitted to execute Series trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and the Series’ named portfolio managers will continue to retain principal responsibility for the Series’ strategy and investment process and be primarily responsible for the day-to-day management of the Series’ portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by the Sub-Advisors to the Series and its shareholders and was confident in the abilities of the Sub-Advisors to provide quality services to the Series and its shareholders.

Investment performance. In regards to the appointment of the Sub-Advisors for the Series, the Board reviewed information on prior performance for the Sub-Advisors. In evaluating performance, the Board considered that the Sub-Advisors would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for the Series would retain principal responsibility for the Series’ strategy as described above. In addition, the Board considered that the Sub-Advisors would also execute Series security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize a Sub-Advisor’s specialized market knowledge.

Sub-advisory fees. The Board considered that DMC would pay the Sub-Advisors a sub-advisory fee based on the extent to which a Sub-Advisor provides services to the Series as described in the Sub-Advisory Agreements. In considering the appropriateness of the sub-advisory fees, the Board also reviewed and considered the fees in light of the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Advisor, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each Sub-Advisor and are not additional fees borne by the Series, and that the management fee paid by the Series to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fees to be paid to each Sub-Advisor based on a projection of Sub-Advisor allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangements would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be provided by the Sub-Advisors to the Series, there were no comparable accounts and corresponding fees to which the Sub-Advisors were able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and the Sub-Advisors, the proposed fee arrangement was understandable and reasonable.

Diversified Income Series-41

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® Diversified Income Series at a meeting held February 27-28, 2019 (continued)

Profitability, economies of scale, and fall-out benefits. Information about each Sub-Advisor’s profitability from its relationship with the Series was not available because it had not begun to provide services to the Series. With regard to potential fall-out benefits derived or to be derived by the Sub-Advisors and their affiliates in connection with their relationship to the Series, the Board considered the potential benefit to DMC and the Sub-Advisors of marketing a global approach on the portfolio management of their fixed income investment strategies. The Trustees also noted that economies of scale are shared with the Series and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Series so that as the Series grows in size, its effective investment management fee rate declines.

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Delaware VIP® Trust — Delaware VIP Diversified Income Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Series’ Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q or Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPDIVINC 22325 (8/19) (912909)	Diversified Income Series-43

         Delaware VIP® Trust

         Delaware VIP Emerging Markets Series

         June 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Disclosure of Series expenses	1

Security type / country and sector allocations	2

Schedule of investments	3

Statement of assets and liabilities	6

Statement of operations	7

Statements of changes in net assets	7

Financial highlights	8

Notes to financial statements	10

Other Series information	17

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2019, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2019 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Disclosure of Series expenses

For the six-month period from January 1, 2019 to June 30, 2019 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2019 to June 30, 2019.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual Series return†
Standard Class	$1,000.00	$1,080.30	1.32%	$6.81
Service Class	1,000.00	1,078.40	1.62%	8.35

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,018.25	1.32%	$6.61
Service Class	1,000.00	1,016.76	1.62%	8.10

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Fund.

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Security type / country and sector allocations

As of June 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	91.76%
Argentina	2.06%
Bahrain	0.08%
Brazil	12.80%
Chile	0.49%
China/Hong Kong	26.46%
India	8.87%
Indonesia	0.54%
Japan	0.27%
Malaysia	0.15%
Mexico	3.87%
Peru	0.86%
Republic of Korea	17.16%
Russia	7.17%
South Africa	0.54%
Taiwan	7.16%
Thailand	0.24%
Turkey	0.71%
United Kingdom	0.46%
United States	1.87%
Exchange-Traded Fund	0.27%
Convertible Preferred Stock	0.03%
Preferred Stock by Country	5.92%
Brazil	1.49%
Republic of Korea	2.82%
Russia	1.61%
Participation Notes	0.00%
Short-Term Investments	1.22%
Total Value of Securities	99.20%
Receivables and Other Assets Net of Liabilities	0.80%
Total Net Assets	100.00%

Common stock, convertible preferred stock, preferred stock, and participation notes by sector	Percentage of net assets
Communication Services	18.74%
Consumer Discretionary	8.58%
Consumer Staples	12.47%
Energy	16.43%
Financials	7.67%
Healthcare	2.26%
Industrials	1.32%
Information Technology	24.72%
Materials	3.46%
Real Estate	1.55%
Utilities	0.51%
Total	97.71%

Emerging Markets Series-2

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Schedule of investments

June 30, 2019 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 91.76% Δ
Argentina – 2.06%
Arcos Dorados Holdings Class A	449,841	$3,274,842
Cablevision Holding GDR †	262,838	1,606,177
Cresud ADR †	343,105	3,595,740
Grupo Clarin GDR Class B 144A #†	77,680	142,962
IRSA Inversiones y Representaciones ADR †	430,000	4,205,400
IRSA Propiedades Comerciales ADR	11,922	249,051

		13,074,172

Bahrain – 0.08%
Aluminium Bahrain GDR 144A #†	91,200	511,641

		511,641

Brazil – 12.80%
AES Tiete Energia	330,193	1,024,988
Atacadao	532,600	3,054,168
B2W Cia Digital †	2,553,158	21,788,562
Banco Bradesco ADR	718,080	7,051,546
Banco Santander Brasil ADR	53,466	634,641
BRF ADR †	788,900	5,995,640
Cia Brasileira de Distribuicao ADR	300,000	7,344,000
Hypera	216,800	1,687,562
Itau Unibanco Holding ADR	1,049,325	9,884,641
Petroleo Brasileiro ADR	488,906	7,612,266
Rumo †	234,448	1,269,943
Telefonica Brasil ADR	392,181	5,106,197
TIM Participacoes ADR	264,100	3,953,577
Vale	161,197	2,174,928
Vale ADR	197,300	2,651,712

		81,234,371

Chile – 0.49%
Sociedad Quimica y Minera de Chile ADR	100,000	3,111,000

		3,111,000

China/Hong Kong – 26.46%
Alibaba Group Holding ADR †	102,900	17,436,405
Baidu ADR †	53,600	6,290,496
BeiGene †	182,800	1,758,866
BeiGene ADR †	11,002	1,363,698
China Mengniu Dairy †	1,448,000	5,614,078
China Mobile ADR	381,200	17,264,548
China Petroleum & Chemical ADR	42,234	2,880,359
CNOOC	1,998,000	3,408,116
Ctrip.com International ADR †	130,000	4,798,300
Genscript Biotech †	1,158,000	2,905,712
JD.com ADR †	294,000	8,905,260
Kunlun Energy	3,622,900	3,163,261
Kweichow Moutai Class A	120,613	17,322,873
PetroChina Class H	3,000,000	1,654,162
Ping An Insurance Group Co. of China Class H	324,000	3,896,060
SINA †	200,000	8,626,000
Sohu.com ADR †	491,279	6,877,906

	Number of shares	Value (US $)

Common Stock Δ (continued)
China/Hong Kong (continued)
Tencent Holdings	623,000	$28,184,158
Tencent Music Entertainment Group ADR †	159	2,383
Tianjin Development Holdings	35,950	11,564
Tingyi Cayman Islands Holding	1,706,000	2,850,038
Tsingtao Brewery Class H	1,143,429	7,285,617
Uni-President China Holdings	2,800,000	3,118,921
Weibo ADR †	40,000	1,742,000
Wuliangye Yibin Class A	593,892	10,228,965
ZhongAn Online P&C Insurance Class H 144A #†	109,400	300,517

		167,890,263

India – 8.87%
Dr Reddy’s Laboratories ADR	110,000	4,121,700
Indiabulls Real Estate GDR †	44,628	73,636
Natco Pharma	200,000	1,550,372
RattanIndia Infrastructure GDR †	131,652	3,528
Reliance Industries	1,200,000	21,776,528
Reliance Industries GDR 144A #	756,027	27,331,401
Sify Technologies ADR	91,200	126,768
Tata Motors ADR †	110,000	1,284,800

		56,268,733

Indonesia – 0.54%
Astra International	6,500,000	3,428,315

		3,428,315

Japan – 0.27%
Renesas Electronics †	350,000	1,741,168

		1,741,168

Malaysia – 0.15%
UEM Sunrise	4,748,132	920,059

		920,059

Mexico – 3.87%
America Movil ADR Class L	213,289	3,105,488
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santander ADR	276,900	2,118,285
Becle	388,000	600,787
Cemex ADR	506,188	2,146,237
Coca-Cola Femsa ADR	70,700	4,393,298
Fomento Economico Mexicano ADR	47,307	4,576,952
Grupo Financiero Banorte Class O	475,400	2,761,190
Grupo Lala	606,200	743,468
Grupo Televisa ADR	488,700	4,124,628

		24,570,333

Peru – 0.86%
Cia de Minas Buenaventura ADR	325,440	5,425,085

		5,425,085

Emerging Markets Series-3

Delaware VIP® Emerging Markets Series

Schedule of investments (continued)

	Number of shares	Value (US $)

Common Stock Δ (continued)
Republic of Korea – 17.16%
Hite Jinro	83,000	$1,465,365
KB Financial Group ADR	72,000	2,842,560
LG Display ADR †	188,309	1,459,395
LG Electronics	62,908	4,328,459
LG Uplus	270,507	3,396,542
Lotte †	69,206	2,640,851
Lotte Chilsung Beverage	14,210	2,110,939
Lotte Confectionery	8,599	1,286,259
Samsung Electronics	907,636	36,959,248
Samsung Life Insurance	71,180	5,157,613
SK Hynix	324,000	19,488,405
SK Telecom	16,491	3,699,103
SK Telecom ADR	971,935	24,055,391

		108,890,130

Russia – 7.17%
ENEL RUSSIA PJSC GDR	15,101	13,677
Etalon Group GDR 144A #	354,800	791,204
Gazprom PJSC ADR	943,900	6,926,964
LUKOIL PJSC ADR (London International Exchange)	72,953	6,167,439
Mobile TeleSystems PJSC ADR	154,402	1,437,483
Rosneft Oil PJSC GDR	938,104	6,155,385
Sberbank of Russia PJSC	3,308,402	12,480,489
Surgutneftegas PJSC ADR	294,652	1,213,563
T Plus =†	25,634	0
VEON ADR	956,988	2,679,566
Yandex Class A †	200,000	7,600,000

		45,465,770

South Africa – 0.54%
Impala Platinum Holdings †	500,000	2,477,801
Sun International †	210,726	750,295
Tongaat Hulett	182,915	174,716

		3,402,812

Taiwan – 7.16%
Hon Hai Precision Industry	2,994,564	7,471,183
MediaTek	1,045,000	10,584,563
Taiwan Semiconductor Manufacturing	3,574,864	27,341,933

		45,397,679

Thailand – 0.24%
Bangkok Bank-Foreign	238,091	1,545,919

		1,545,919

Turkey – 0.71%
Turkcell Iletisim Hizmetleri	730,024	1,611,824
Turkiye Sise ve Cam Fabrikalari	3,243,612	2,905,110

		4,516,934

	Number of shares	Value (US $)

Common Stock Δ (continued)
United Kingdom – 0.46%
Griffin Mining †	1,642,873	$1,920,818
Hikma Pharmaceuticals	44,202	967,356

		2,888,174

United States – 1.87%
Altaba †	157,300	10,911,901
Avon Products †	241,200	935,856

		11,847,757

Total Common Stock (cost $546,369,339)		582,130,315

Exchange-Traded Fund – 0.27%
iShares MSCI Turkey ETF	73,000	1,738,860

Total Exchange-Traded Fund (cost $2,706,358)		1,738,860

Convertible Preferred Stock – 0.03%
CJ =y†	KRW 4,205	199,911

Total Convertible Preferred Stock (cost $470,778)		199,911

Preferred Stock – 5.92% Δ
Brazil – 1.49%
Centrais Eletricas Brasileiras Class B 3.90%	233,700	2,184,880
Gerdau 2.08%	389,400	1,536,325
Petroleo Brasileiro ADR 3.47%	403,795	5,733,889

		9,455,094

Republic of Korea – 2.82%
CJ 2.74%	28,030	1,334,070
Samsung Electronics 2.80%	499,750	16,573,890

		17,907,960

Russia – 1.61%
Transneft PJSC 4.50%	3,887	10,169,865

		10,169,865

Total Preferred Stock (cost $23,548,608)		37,532,919

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO 144A =†	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =†	146,971	0

Total Participation Notes (cost $4,952,197)		0

Emerging Markets Series-4

Delaware VIP® Emerging Markets Series

Schedule of investments (continued)

	Number of shares	Value (US $)

Short-Term Investments – 1.22%
Money Market Mutual Funds – 1.22%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.29%)	1,544,722	$1,544,287
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.26%)	1,544,722	1,544,283
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.27%)	1,544,722	1,544,292

	Number of shares	Value (US $)

Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.25%)	1,544,722	$1,544,285
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.23%)	1,544,722	1,544,273

Total Short-Term Investments (cost $7,721,419)		7,721,420

Total Value of Securities – 99.20% (cost $585,768,699)	$629,323,425

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2019, the aggregate value of Rule 144A securities was $29,077,725, which represents 4.58% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 2 in “Security type / country and sector allocations.”
y	Exercise price and conversion date to be announced.
†	Non-income producing security.

The following foreign currency exchange contract was outstanding at June 30, 2019:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	CNY	(1,578,233)	USD	229,440	7/1/19	$(471)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contract presented above represents the Series’ total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of Abbreviations:

ADR – American Depositary Receipt

BNYM – Bank of New York Mellon

CNY – Chinese yuan

ETF – Exchange Traded Fund

GDR – Global Depositary Receipt

GS – Goldman Sachs

KRW – South Korean Won

LEPO – Low Exercise Price Option

PJSC – Public Joint Stock Company

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Emerging Markets Series Statement of assets and liabilities	June 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$629,323,425
Foreign currencies, at value[2]	3,274,983
Cash	731,995
Dividends and interest receivable	2,450,158
Receivable for series shares sold	400,643
Foreign tax reclaims receivable	15,987

Total assets	636,197,191

Liabilities:
Payable for series shares redeemed	346,433
Investment management fees payable	584,341
Custody fees payable	154,542
Other accrued expenses	106,337
Distribution fees payable to affiliates	81,359
Audit and tax fees payable	18,190
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,789
Accounting and administration expenses payable to affiliates	2,233
Trustees’ fees and expenses payable	2,074
Legal fees payable to affiliates	866
Reports and statements to shareholders expenses payable to affiliates	549
Unrealized loss on foreign currency exchange contracts	471
Capital gains tax payable	498,275

Total liabilities	1,799,459

Total Net Assets	$634,397,732

Net Assets Consist of:
Paid-in capital	$590,020,266
Total distributable earnings (loss)	44,377,466

Total Net Assets	$634,397,732

Standard Class:
Net assets	$294,209,378
Shares of beneficial interest outstanding, unlimited authorization, no par	13,763,412
Net asset value per share	$21.38

Service Class:
Net assets	$340,188,354
Shares of beneficial interest outstanding, unlimited authorization, no par	15,958,878
Net asset value per share	$21.32

[1] Investments, at cost	$585,768,699
[2] Foreign currencies, at cost	3,235,833

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-6

Delaware VIP® Trust — Delaware VIP Emerging Markets Series Statement of operations Six months ended June 30, 2019 (Unaudited)	Delaware VIP Trust — Delaware VIP Emerging Markets Series Statements of changes in net assets

Investment Income:
Dividends	$7,395,701
Interest	1,035
Foreign tax withheld	(972,355)

6,424,381

Expenses:
Management fees	3,756,216
Distribution expenses - Service Class	506,224
Custodian fees	110,404
Accounting and administration expenses	74,273
Reports and statements to shareholders	42,869
Dividend disbursing and transfer agent fees and expenses	25,465
Audit and tax	21,643
Trustees’ fees and expenses	18,768
Legal fees	16,117
Registration fees	29
Other	15,479

4,587,487
Less expenses waived	(85,274)
Less expenses paid indirectly	(1)

Total operating expenses	4,502,212

Net Investment Income	1,922,169

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,036,412
Foreign currencies	(84,533)
Foreign currency exchange contracts	(34,996)

Net realized gain	9,916,883

Net change in unrealized appreciation (depreciation) of:
Investments	32,714,755
Foreign currencies	(753,109)
Foreign currency exchange contracts	(471)

Net change in unrealized appreciation (depreciation)	31,961,175

Net Realized and Unrealized Gain	41,878,058

Net Increase in Net Assets Resulting from Operations	$43,800,227

	Six months ended 6/30/19 (Unaudited)	Year ended 12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,922,169	$3,403,499
Net realized gain	9,916,883	13,927,474
Net change in unrealized appreciation (depreciation)	31,961,175	(120,672,692)

Net increase (decrease) in net assets resulting from operations	43,800,227	(103,341,719)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(8,257,932)	(9,054,720)
Service Class	(8,689,861)	(12,652,674)

	(16,947,793)	(21,707,394)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	54,308,911	51,044,803
Service Class	17,166,588	40,892,411

Net asset value of shares issued upon reinvestment of dividends and distributions: Standard Class	8,257,932	9,054,720
Service Class	8,689,861	12,652,674

	88,423,292	113,644,608

Cost of shares redeemed:
Standard Class	(14,939,904)	(64,347,724)
Service Class	(26,059,701)	(41,351,896)

	(40,999,605)	(105,699,620)

Increase in net assets derived from capital share transactions	47,423,687	7,944,988

Net Increase (Decrease) in Net Assets	74,276,121	(117,104,125)

Net Assets:
Beginning of period	560,121,611	677,225,736

End of period	$634,397,732	$560,121,611

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-7

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Six months ended 6/30/19[1]	Year ended
	(Unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$20.36	$25.06	$17.94	$16.27	$19.54	$21.47

Income (loss) from investment operations:
Net investment income[2]	0.09	0.16	0.53	0.09	0.13	0.13
Net realized and unrealized gain (loss)	1.57	(3.98)	6.72	2.15	(2.86)	(1.84)

Total from investment operations	1.66	(3.82)	7.25	2.24	(2.73)	(1.71)

Less dividends and distributions from:
Net investment income	(0.16)	(0.80)	(0.13)	(0.19)	(0.16)	(0.14)
Net realized gain	(0.48)	(0.08)	—	(0.38)	(0.38)	(0.08)

Total dividends and distributions	(0.64)	(0.88)	(0.13)	(0.57)	(0.54)	(0.22)

Net asset value, end of period	$21.38	$20.36	$25.06	$17.94	$16.27	$19.54

Total return[3]	8.03%	(15.81%)	40.55%	13.93%	(14.51%)	(8.06%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$294,210	$236,592	$291,019	$196,918	$172,098	$172,200
Ratio of expenses to average net assets	1.32%	1.34%	1.36%	1.37%	1.37%	1.38%
Ratio of expenses to average net assets prior to fees waived	1.35%	1.34%	1.38%	1.40%	1.37%	1.38%
Ratio of net investment income to average net assets	0.80%	0.71%	2.40%	0.53%	0.70%	0.62%
Ratio of net investment income to average net assets prior to fees waived	0.77%	0.71%	2.38%	0.50%	0.70%	0.62%
Portfolio turnover	13%	11%	6%	8%	6%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-8

Delaware VIP® Emerging Markets Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class
	Six months ended 6/30/19[1]	Year ended
	(Unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$20.28	$24.97	$17.88	$16.21	$19.48	$21.40

Income (loss) from investment operations:
Net investment income[2]	0.05	0.10	0.48	0.05	0.08	0.08
Net realized and unrealized gain (loss)	1.56	(3.97)	6.69	2.14	(2.86)	(1.84)

Total from investment operations	1.61	(3.87)	7.17	2.19	(2.78)	(1.76)

Less dividends and distributions from:
Net investment income	(0.09)	(0.74)	(0.08)	(0.14)	(0.11)	(0.08)
Net realized gain	(0.48)	(0.08)	—	(0.38)	(0.38)	(0.08)

Total dividends and distributions	(0.57)	(0.82)	(0.08)	(0.52)	(0.49)	(0.16)

Net asset value, end of period	$21.32	$20.28	$24.97	$17.88	$16.21	$19.48

Total return[3]	7.84%	(16.03%)	40.22%	13.68%	(14.77%)	(8.26%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$340,188	$323,530	$386,207	$310,258	$310,063	$362,469
Ratio of expenses to average net assets	1.62%	1.62%	1.61%	1.62%	1.62%	1.63%
Ratio of expenses to average net assets prior to fees waived	1.65%	1.64%	1.68%	1.70%	1.67%	1.68%
Ratio of net investment income to average net assets	0.50%	0.43%	2.15%	0.28%	0.45%	0.37%
Ratio of net investment income to average net assets prior to fees waived	0.47%	0.41%	2.08%	0.20%	0.40%	0.32%
Portfolio turnover	13%	11%	6%	8%	6%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Notes to financial statements

June 30, 2019 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Series is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended Dec. 31, 2016–Dec. 31, 2018), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2019, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2019, the Series had no open repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the

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Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments attributable to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series received no earnings credits under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 1.25% on the first $500 million of average daily and paid monthly net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Effective April 30, 2019, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 1.28% of the Series’ average daily net assets from April 30, 2019 through June 30, 2019.* Prior to April 30, 2019, the expenses were capped at 1.36% of the Series’ average daily net assets. These expense waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2019, the Series was charged $13,443 for these services.

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Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2019, the Series was charged $22,702 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid directly by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2019, the Series was charged $9,373 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. These amounts are included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Fund and the amount of shares that are owned of the Underlying Fund at different times.

* The aggregate contractual waiver period covering this report is from May 1, 2018 through April 30, 2020.

3. Investments

For the six months ended June 30, 2019, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$98,453,787
Sales	76,969,857

At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of Investments and derivatives	Aggregate Unrealized Appreciation of Investments and derivatives	Aggregate Unrealized Depreciation of Investments and derivatives	Net Unrealized Appreciation of Investments and derivatives
$585,768,698	$179,633,118	$(136,078,863)	$43,554,255

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

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Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

3. Investments (continued)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2019:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Argentina	$12,931,210	$142,962	$—	$13,074,172
Bahrain	—	511,641	—	511,641
Brazil	81,234,371	—	—	81,234,371
Chile	3,111,000	—	—	3,111,000
China/Hong Kong	76,187,355	91,702,908	—	167,890,263
India	5,606,904	50,661,829	—	56,268,733
Indonesia	—	3,428,315	—	3,428,315
Japan	—	1,741,168	—	1,741,168
Malaysia	—	920,059	—	920,059
Mexico	24,570,333	—	—	24,570,333
Peru	5,425,085	—	—	5,425,085
Republic of Korea	32,056,449	76,833,681	—	108,890,130
Russia	11,717,049	33,748,721	—	45,465,770
South Africa	750,295	2,652,517	—	3,402,812
Taiwan	—	45,397,679	—	45,397,679
Thailand	—	1,545,919	—	1,545,919
Turkey	—	4,516,934	—	4,516,934
United Kingdom	—	2,888,174	—	2,888,174
United States	11,847,757	—	—	11,847,757
Convertible Preferred Stock	—	—	199,911	199,911
Exchange-Traded Fund	1,738,860	—	—	1,738,860
Preferred Stock[1]	9,455,094	28,077,825	—	37,532,919
Participation Notes	—	—	—	—
Short-Term Investments	7,721,420	—	—	7,721,420

Total Value of Securities	$284,353,182	$344,770,332	$199,911	$629,323,425

Derivatives:
Liabilities:
Foreign Currency Exchange Contracts	—	(471)	—	(471)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 25.19% and 74.81%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

As a result of utilizing international fair value pricing at June 30, 2019, a portion of the common stock in the portfolio was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

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Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

3. Investments (continued)

During the six months ended June 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/19	Year ended 12/31/18
Shares sold:
Standard Class	2,463,791	2,222,882
Service Class	796,960	1,778,979
Shares issued upon reinvestment of dividends and distributions:
Standard Class	373,662	373,545
Service Class	394,098	523,054

	4,028,511	4,898,460

Shares redeemed:
Standard Class	(692,495)	(2,591,433)
Service Class	(1,187,116)	(1,815,773)

	(1,879,611)	(4,407,206)

Net increase	2,148,900	491,254

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Series had no amounts outstanding as of June 30, 2019, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the

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Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

6. Derivatives (continued)

settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2019, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

At June 30, 2019, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2019.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$89,353	$75,394

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned securities is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

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Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

7. Securities Lending (continued)

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2019, the Series had no securities out on loan.

8. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities and private placements are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in the Series’ financial statements.

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Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Other Series information (Unaudited)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Series’ Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q or Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPEM 22326 (8/19) (912909)	Emerging Markets Series-17

         Delaware VIP® Trust

         Delaware VIP Smid Cap Core Series

         June 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Disclosure of Series expenses	1

Security type / sector allocation and top 10 equity holdings	2

Schedule of investments	3

Statement of assets and liabilities	5

Statement of operations	6

Statements of changes in net assets	6

Financial highlights	7

Notes to financial statements	9

Other Series information	15

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2019, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Smid Cap Core Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2019 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Disclosure of Series expenses

For the six-month period from January 1, 2019 to June 30, 2019 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2019 to June 30, 2019.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual Series return†
Standard Class	$1,000.00	$1,210.40	0.81%	$4.44
Service Class	1,000.00	1,208.70	1.11%	6.08
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.78	0.81%	$4.06
Service Class	1,000.00	1,019.29	1.11%	5.56

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Smid Cap Core Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.15%
Basic Materials	8.46%
Business Services	4.01%
Capital Goods	11.86%
Communications Services	1.08%
Consumer Discretionary	3.55%
Consumer Services	2.01%
Consumer Staples	1.74%
Credit Cyclicals	1.47%
Energy	2.48%
Financial Services	13.63%
Healthcare	14.86%
Media	1.10%
Real Estate Investment Trusts	8.98%
Technology	16.74%
Transportation	1.75%
Utilities	4.43%
Short-Term Investments	2.38%
Total Value of Securities	100.53%
Liabilities Net of Receivables and Other Assets	(0.53%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Spire	1.63%
NorthWestern	1.58%
Reliance Steel & Aluminum	1.45%
Paycom Software	1.36%
Exact Sciences	1.31%
DexCom	1.30%
Steven Madden	1.29%
Aramark	1.29%
Proofpoint	1.29%
WNS Holdings ADR	1.27%

Smid Cap Core Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Schedule of investments

June 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.15%
Basic Materials – 8.46%
Balchem	47,213	$4,719,884
Continental Building Products †	240,712	6,395,718
Eastman Chemical	65,020	5,060,507
Huntsman	288,395	5,894,794
Kaiser Aluminum	50,695	4,948,339
Minerals Technologies	93,622	5,009,713
Neenah	90,478	6,111,789
Reliance Steel & Aluminum	95,443	9,030,817
Worthington Industries	139,175	5,603,185

		52,774,746

Business Services – 4.01%
ABM Industries	113,005	4,520,200
Aramark	222,927	8,038,748
ASGN †	70,835	4,292,600
US Ecology	75,025	4,466,989
WageWorks †	72,545	3,684,561

		25,003,098

Capital Goods – 11.86%
Barnes Group	75,819	4,271,642
Belden	80,400	4,789,428
BWX Technologies	66,450	3,462,045
Columbus McKinnon	35,550	1,492,033
ESCO Technologies	65,328	5,397,399
Federal Signal	66,200	1,770,850
Gates Industrial †	137,750	1,571,727
Graco	77,934	3,910,728
Granite Construction	97,443	4,694,804
Jacobs Engineering Group	50,875	4,293,341
Kadant	74,450	6,760,805
Lincoln Electric Holdings	67,085	5,522,437
MasTec †	52,975	2,729,802
Oshkosh	61,925	5,170,118
Quanta Services	94,950	3,626,141
Spirit AeroSystems Holdings Class A	44,600	3,629,102
Tetra Tech	22,200	1,743,810
United Rentals †	34,550	4,582,367
Woodward	40,075	4,534,887

		73,953,466

Communications Services – 1.08%
InterXion Holding †	88,838	6,759,683

		6,759,683

Consumer Discretionary – 3.55%
American Eagle Outfitters	247,000	4,174,300
Five Below †	43,926	5,271,999
Malibu Boats Class A †	119,266	4,633,484
Steven Madden	237,629	8,067,505

		22,147,288

Consumer Services – 2.01%
Cheesecake Factory	72,578	3,173,110
Chuy’s Holdings †	63,634	1,458,491

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Services (continued)
Hawaiian Holdings	42,929	$1,177,542
Jack in the Box	44,575	3,627,959
Wendy’s	157,244	3,078,838

		12,515,940

Consumer Staples – 1.74%
Casey’s General Stores	41,935	6,541,441
J&J Snack Foods	26,703	4,297,848

		10,839,289

Credit Cyclicals – 1.47%
BorgWarner	114,725	4,816,155
Tenneco Class A	110,339	1,223,660
Toll Brothers	86,000	3,149,320

		9,189,135

Energy – 2.48%
Carrizo Oil & Gas †	187,117	1,874,912
Diamondback Energy	48,639	5,300,192
Parsley Energy Class A †	221,077	4,202,674
Patterson-UTI Energy	177,528	2,043,347
SRC Energy †	147,853	733,351
US Silica Holdings	100,749	1,288,580

		15,443,056

Financial Services – 13.63%
CenterState Bank	168,125	3,871,919
East West Bancorp	115,416	5,398,006
Essent Group †	138,532	6,509,619
First Financial Bancorp	145,540	3,524,979
Great Western Bancorp	140,637	5,023,554
Independent Bank Group	79,975	4,395,426
MGIC Investment †	474,490	6,234,799
Primerica	34,439	4,130,958
Reinsurance Group of America	49,410	7,709,442
Selective Insurance Group	82,154	6,152,513
Sterling Bancorp	232,528	4,948,196
Stifel Financial	131,454	7,763,673
Umpqua Holdings	241,755	4,010,715
Valley National Bancorp	415,200	4,475,856
Webster Financial	75,439	3,603,721
Western Alliance Bancorp †	90,372	4,041,436
WSFS Financial	77,986	3,220,822

		85,015,634

Healthcare – 14.86%
Alkermes †	98,452	2,219,108
Array BioPharma †	109,894	5,091,389
Bio-Techne	32,825	6,843,684
Catalent †	137,795	7,469,867
DexCom †	54,059	8,100,201
Encompass Health	98,304	6,228,541
Exact Sciences †	69,068	8,152,787
ICON (Ireland) †	40,196	6,188,978
Ligand Pharmaceuticals Class B †	42,154	4,811,879

Smid Cap Core Series-3

Delaware VIP® Smid Cap Core Series

Schedule of investments (continued)

	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Medicines †	109,351	$3,988,031
Neurocrine Biosciences †	82,495	6,965,053
Repligen †	37,350	3,210,233
Supernus Pharmaceuticals †	83,432	2,760,765
Ultragenyx Pharmaceutical †	60,125	3,817,937
WellCare Health Plans †	23,512	6,702,566
West Pharmaceutical Services	53,576	6,705,036
Wright Medical Group †	113,875	3,395,753

		92,651,808

Media – 1.10%
Cinemark Holdings	84,374	3,045,901
Interpublic Group of Companies	167,953	3,794,058

		6,839,959

Real Estate Investment Trusts – 8.98%
Apartment Investment & Management Class A	115,515	5,789,612
Brixmor Property Group	279,727	5,001,519
Camden Property Trust	54,525	5,691,865
Cousins Properties	76,413	2,763,840
EastGroup Properties	40,250	4,668,195
EPR Properties	66,701	4,975,228
Equity Commonwealth	109,600	3,564,192
First Industrial Realty Trust	148,035	5,438,806
Kite Realty Group Trust	353,510	5,348,606
Mack-Cali Realty	150,263	3,499,625
Pebblebrook Hotel Trust	147,797	4,164,919
RPT Realty	418,418	5,067,042

		55,973,449

Technology – 16.74%
Blackbaud	30,855	2,576,393
Brooks Automation	137,500	5,328,125
ExlService Holdings †	78,741	5,207,142
GrubHub †	66,256	5,167,305
Guidewire Software †	67,329	6,825,814
II-VI †	98,143	3,588,108
j2 Global	67,591	6,008,164
LendingTree †	18,182	7,636,985
MACOM Technology Solutions Holdings †	73,616	1,113,810
MaxLinear †	205,336	4,813,076
NETGEAR †	69,417	1,755,556
Paycom Software †	37,452	8,491,117

	Number of shares	Value (US $)
Common Stock (continued)
Technology (continued)
Proofpoint †	66,804	$8,033,181
PTC †	65,624	5,890,410
Semtech †	103,836	4,989,320
SS&C Technologies Holdings	110,976	6,393,327
SYNNEX	26,580	2,615,472
Tyler Technologies †	32,908	7,108,786
WNS Holdings ADR †	133,476	7,901,779
Yelp †	85,581	2,925,159

		104,369,029

Transportation – 1.75%
Genesee & Wyoming Class A †	56,285	5,628,500
Knight-Swift Transportation Holdings	161,975	5,319,259

		10,947,759

Utilities – 4.43%
NorthWestern	136,366	9,838,807
South Jersey Industries	227,089	7,659,712
Spire	120,751	10,133,424

		27,631,943

Total Common Stock (cost $529,813,765)		612,055,282

Short-Term Investments – 2.38%
Money Market Mutual Funds – 2.38%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.29%)	2,967,064	2,965,380
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.26%)	2,967,064	2,965,367
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.27%)	2,967,064	2,965,393
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.25%)	2,967,064	2,965,377
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.23%)	2,967,064	2,965,325

Total Short-Term Investments (cost $14,826,842)		14,826,842

Total Value of Securities – 100.53% (cost $544,640,607)	$626,882,124

†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-4

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series Statement of assets and liabilities	June 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$626,882,124
Dividends and interest receivable	684,530
Foreign tax reclaims receivable	140,946
Receivable for series shares sold	3,073

Total assets	627,710,673

Liabilities:
Cash overdraft	1,588
Payable for series shares redeemed	3,565,307
Investment management fees payable to affiliates	372,037
Other accrued expenses	156,441
Distribution fees payable to affiliates	54,193
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,766
Accounting and administration expenses payable to affiliates	2,222
Trustees’ fees and expenses payable to affiliates	2,050
Legal fees payable to affiliates	851
Reports and statements to shareholders expenses payable to affiliates	543

Total liabilities	4,158,998

Total Net Assets	$623,551,675

Net Assets Consist of:
Paid-in capital	$538,535,695
Total distributable earnings (loss)	85,015,980

Total Net Assets	$623,551,675

Net Asset Value
Standard Class:
Net assets	$397,422,801
Shares of beneficial interest outstanding, unlimited authorization, no par	18,434,321
Net asset value per share	$21.56

Service Class:
Net assets	$226,128,874
Shares of beneficial interest outstanding, unlimited authorization, no par	11,363,677
Net asset value per share	$19.90

[1]Investments, at cost	$544,640,607

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series Statement of operations Six months ended June 30, 2019 (Unaudited)	Delaware VIP Trust — Delaware VIP Smid Cap Core Series Statements of changes in net assets

Investment Income:
Dividends	$3,464,012
Interest	64,432

3,528,444

Expenses:
Management fees	2,240,424
Distribution expenses – Service Class	328,718
Accounting and administration expenses	73,378
Reports and statements to shareholders expenses	50,392
Dividend disbursing and transfer agent fees and expenses	25,390
Trustees’ fees and expenses	18,729
Audit and tax fees	17,320
Legal fees	16,180
Custodian fees	8,203
Registration fees	27
Other	9,458

2,788,219
Less expenses paid indirectly	(614)

Total operating expenses	2,787,605

Net Investment Income	740,839

Net Realized and Unrealized Gain:
Net realized gain on Investments	3,478,920
Net change in unrealized appreciation (depreciation) of:
Investments	108,005,056
Foreign currencies	4,292

Net change in unrealized appreciation (depreciation)	108,009,348

Net Realized and Unrealized Gain	111,488,268

Net Increase in Net Assets Resulting from Operations	$112,229,107

	Six months ended 6/30/19 (Unaudited)	Year ended 12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$740,839	$2,639,871
Net realized gain	3,478,920	33,701,059
Net change in unrealized appreciation (depreciation)	108,009,348	(109,746,969)

Net increase (decrease) in net assets resulting from operations	112,229,107	(73,406,039)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(23,348,937)	(126,240,340)
Service Class	(13,628,667)	(76,399,191)

	(36,977,604)	(202,639,531)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	5,116,733	12,579,893
Service Class	3,389,153	11,843,249
Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	23,348,937	126,240,340
Service Class	13,628,667	76,399,191

	45,483,490	227,062,673

Cost of shares redeemed:
Standard Class	(22,589,181)	(33,970,144)
Service Class	(15,510,886)	(27,135,691)

	(38,100,067)	(61,105,835)

Increase in net assets derived from capital share transactions	7,383,423	165,956,838

Net Increase (Decrease) in Net Assets	82,634,926	(110,088,732)

Net Assets:
Beginning of period	540,916,749	651,005,481

End of period	$623,551,675	$540,916,749

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-6

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Core Series Standard Class
	Six months ended 6/30/19[1]	Year ended
	(Unaudited)	12/31/18	12/31/17[2]	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$18.92	$30.98	$28.08	$29.79	$30.20	$32.39

Income (loss) from investment operations:
Net investment income[3]	0.04	0.12	0.06	0.09	0.07	0.12
Net realized and unrealized gain (loss)	3.91	(2.59)	4.89	2.15	2.21	0.62

Total from investment operations	3.95	(2.47)	4.95	2.24	2.28	0.74

Less dividends and distributions from:
Net investment income	(0.12)	(0.05)	(0.09)	(0.07)	(0.12)	(0.02)
Net realized gain	(1.19)	(9.54)	(1.96)	(3.88)	(2.57)	(2.91)

Total dividends and distributions	(1.31)	(9.59)	(2.05)	(3.95)	(2.69)	(2.93)

Net asset value, end of period	$21.56	$18.92	$30.98	$28.08	$29.79	$30.20

Total return[4]	21.04%	(12.12%)	18.65%	8.29%	7.54%	3.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$397,423	$343,361	$411,087	$394,898	$394,406	$386,290
Ratio of expenses to average net assets	0.81%	0.81%	0.81%	0.82%	0.83%	0.83%
Ratio of net investment income to average net assets	0.36%	0.51%	0.22%	0.33%	0.24%	0.40%
Portfolio turnover	9%	18%	112%	15%	23%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 28, 2017, Jackson Square Partners, LLC no longer serves as sub-advisor to the Series. The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2017.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-7

Delaware VIP® Smid Cap Core Series Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Core Series Service Class
	Six months ended 6/30/19[1]	Year ended
	(Unaudited)	12/31/18	12/31/17[2]	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$17.52	$29.41	$26.75	$28.56	$29.06	$31.33

Income (loss) from investment operations:
Net investment income (loss)[3]	0.01	0.05	(0.01)	0.02	— [4]	0.04
Net realized and unrealized gain (loss)	3.62	(2.40)	4.66	2.05	2.12	0.60

Total from investment operations	3.63	(2.35)	4.65	2.07	2.12	0.64

Less dividends and distributions from:
Net investment income	(0.06)	—	(0.03)	—	(0.05)	—
Net realized gain	(1.19)	(9.54)	(1.96)	(3.88)	(2.57)	(2.91)

Total dividends and distributions	(1.25)	(9.54)	(1.99)	(3.88)	(2.62)	(2.91)

Net asset value, end of period	$19.90	$17.52	$29.41	$26.75	$28.56	$29.06

Total return[5]	20.87%	(12.40%)	18.38%	8.02%	7.31%	2.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$226,129	$197,556	$239,918	$231,336	$230,085	$203,931
Ratio of expenses to average net assets	1.11%	1.09%	1.06%	1.07%	1.08%	1.08%
Ratio of expenses to average net assets prior to fees waived	1.11%	1.11%	1.11%	1.12%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets	0.06%	0.23%	(0.03%)	0.08%	(0.01%)	0.15%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.06%	0.21%	(0.08%)	0.03%	(0.06%)	0.10%
Portfolio turnover	9%	18%	112%	15%	23%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 28, 2017, Jackson Square Partners, LLC no longer serves as sub-advisor to the Series. The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2017.
[3]	The average shares outstanding method has been applied for per share information.
[4]	The amount is less than $0.005 per share.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-8

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series Notes to financial statements June 30, 2019 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Smid Cap Core Series (Series). The Series is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended Dec. 31, 2016–Dec. 31, 2018), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2019, the Series did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2019, the Series held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These

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Delaware VIP® Smid Cap Core Series Notes to financial statements

1. Significant Accounting Policies (continued)

gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $613 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2019, the Series was charged $13,430 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2019, the Series was charged $22,676 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

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Delaware VIP® Smid Cap Core Series Notes to financial statements

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2019, the Series was charged $9,342 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the amount of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended June 30, 2019, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$50,526,344
Sales	77,007,801

At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$544,640,607	$124,469,117	$(42,227,600)	$82,241,517

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Delaware VIP® Smid Cap Core Series Notes to financial statements

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2019:

Level 1
Securities
Assets:
Common Stock	$612,055,282
Short-Term Investments	14,826,842

Total Value of Securities	$626,882,124

During the six months ended June 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2019, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/19	Year ended 12/31/18
Shares sold:
Standard Class	241,536	502,720
Service Class	175,025	529,135

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,106,060	5,774,996
Service Class	698,906	3,767,218

	2,221,527	10,574,069

Shares redeemed:
Standard Class	(1,059,325)	(1,398,990)
Service Class	(783,987)	(1,181,607)

	(1,843,312)	(2,580,597)

Net increase	378,215	7,993,472

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Series had no amounts outstanding as of June 30, 2019, or at any time during the period then ended.

Smid Cap Core Series-12

Delaware VIP® Smid Cap Core Series Notes to financial statements

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2019, the Series had no securities out on loan.

7. Credit and Market Risk

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2019. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

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Delaware VIP® Smid Cap Core Series Notes to financial statements

7. Credit and Market Risk (continued)

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2019, there were no Rule 144A securities held by the Series. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in the Series’ financial statements.

Smid Cap Core Series-14

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series Other Series information (Unaudited)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Series’ Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q or Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) the SEC’s website at sec.gov.

SA-VIPSCG 22332 (8/19) (912909)	Smid Cap Core Series-15

Delaware VIP® Trust Delaware VIP High Yield Series June 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2019, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP High Yield Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2019 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series Disclosure of Series expenses For the six-month period January 1, 2019 to June 30, 2019 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2019 to June 30, 2019.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual Series return†
Standard Class	$1,000.00	$1,118.50	0.75%	$3.94
Service Class	1,000.00	1,115.30	1.05%	5.51

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.08	0.75%	$3.76
Service Class	1,000.00	1,019.59	1.05%	5.26

*“	Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Fund.

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series Security type / sector allocation As of June 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	90.17%
Automotive	0.31%
Banking	3.43%
Basic Industry	11.12%
Capital Goods	3.53%
Consumer Cyclical	7.40%
Consumer Non-Cyclical	2.56%
Energy	14.72%
Financial Services	1.38%
Healthcare	10.36%
Insurance	3.59%
Media	11.33%
Services	6.44%
Technology & Electronics	3.66%
Telecommunications	7.44%
Utilities	2.90%
Loan Agreements	4.27%
Common Stock	0.00%
Short-Term Investments	7.02%
Total Value of Securities	101.46%
Liabilities Net of Receivables and Other Assets	(1.46)%
Total Net Assets	100.00%

High Yield Series-2

Delaware VIP® Trust — Delaware VIP High Yield Series Schedule of investments June 30, 2019 (Unaudited)

	Principal amount°	Value (US $)

Corporate Bonds - 90.17%
Automotive - 0.31%
Allison Transmission 144A 5.875% 6/1/29 #	600,000	$633,000

		633,000

Banking - 3.43%
Ally Financial 8.00% 11/1/31	1,175,000	1,558,884
Credit Suisse Group 144A 6.25%#µy	865,000	903,384
Popular 6.125% 9/14/23	1,930,000	2,053,037
Royal Bank of Scotland Group 8.625%µy	1,885,000	2,036,271
Synovus Financial 5.90% 2/7/29 µ	510,000	529,125

		7,080,701

Basic Industry - 11.12%
Amsted Industries 144A 5.625% 7/1/27 #	1,550,000	1,619,750
BMC East 144A 5.50% 10/1/24 #	855,000	869,963
Boise Cascade 144A 5.625% 9/1/24 #	289,000	296,225
EnPro Industries 5.75% 10/15/26	1,305,000	1,337,625
First Quantum Minerals
144A 7.25% 5/15/22 #	510,000	507,450
144A 7.50% 4/1/25 #	545,000	521,156
Freeport-McMoRan 6.875% 2/15/23	945,000	998,156
Hexion 144A 7.875% 7/15/27 #	1,060,000	1,067,950
Hudbay Minerals 144A 7.625% 1/15/25 #	1,075,000	1,115,313
IAMGOLD 144A 7.00% 4/15/25 #	510,000	530,400
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,555,000	1,644,898
Lennar 5.00% 6/15/27	600,000	633,000
M/I Homes 5.625% 8/1/25	1,145,000	1,167,900
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	1,238,000	1,272,045
Novelis 144A 6.25% 8/15/24 #	663,000	696,786
Olin 5.00% 2/1/30	1,055,000	1,047,087
Standard Industries 144A 6.00% 10/15/25 #	1,980,000	2,111,175
Steel Dynamics 5.00% 12/15/26	1,938,000	2,025,210
Tronox Finance 144A 5.75% 10/1/25 #	1,090,000	1,061,387
Venator Finance Sarl 144A 5.75% 7/15/25 #	810,000	746,213
Zekelman Industries 144A 9.875% 6/15/23 #	1,630,000	1,721,688

		22,991,377

Capital Goods - 3.53%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	1,085,000	1,125,687
Berry Global Escrow 144A 5.625% 7/15/27 #	1,160,000	1,209,300
Bombardier
144A 7.50% 3/15/25 #	1,065,000	1,071,976
144A 7.875% 4/15/27 #	545,000	547,044

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
BWAY Holding 144A 7.25% 4/15/25 #	1,010,000	$977,175
Intertape Polymer Group 144A 7.00% 10/15/26 #	1,095,000	1,134,694
TransDigm 144A 6.25% 3/15/26 #	1,180,000	1,237,525

		7,303,401

Consumer Cyclical - 7.40%
AMC Entertainment Holdings 6.125% 5/15/27	1,950,000	1,745,250
Boyd Gaming 6.00% 8/15/26	1,505,000	1,587,775
ESH Hospitality 144A 5.25% 5/1/25 #	1,025,000	1,053,187
Golden Nugget 144A 8.75% 10/1/25 #	1,252,000	1,317,730
Hilton Domestic Operating 144A 4.875% 1/15/30 #	520,000	537,767
MGM Growth Properties Operating Partnership 144A 5.75% 2/1/27 #	1,510,000	1,628,913
MGM Resorts International 5.75% 6/15/25	1,130,000	1,234,502
Penske Automotive Group 5.50% 5/15/26	1,055,000	1,103,794
Scientific Games International
144A 8.25% 3/15/26 #	1,550,000	1,631,359
10.00% 12/1/22	1,497,000	1,575,593
Staples 144A 10.75% 4/15/27 #	725,000	723,187
William Carter 144A 5.625% 3/15/27 #	1,090,000	1,145,863

		15,284,920

Consumer Non-Cyclical - 2.56%
JBS USA
144A 5.75% 6/15/25 #	190,000	198,313
144A 6.50% 4/15/29 #	720,000	783,900
144A 6.75% 2/15/28 #	1,085,000	1,182,650
Pilgrim’s Pride 144A 5.75% 3/15/25 #	945,000	961,537
Post Holdings 144A 5.50% 12/15/29 #	1,035,000	1,041,469
Prestige Brands 144A 6.375% 3/1/24 #	1,075,000	1,130,094

		5,297,963

Energy - 14.72%
AmeriGas Partners 5.875% 8/20/26	1,205,000	1,283,325
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,050,000	1,210,230
Cheniere Energy Partners 5.25% 10/1/25	1,580,000	1,639,250
Chesapeake Energy
7.00% 10/1/24	480,000	432,600
8.00% 1/15/25	1,520,000	1,409,800
Crestwood Midstream Partners 144A 5.625% 5/1/27 #	1,140,000	1,140,000
DCP Midstream Operating 5.125% 5/15/29	1,085,000	1,116,194
Diamond Offshore Drilling 7.875% 8/15/25	1,550,000	1,480,250
Ensco Rowan 7.75% 2/1/26	1,295,000	971,250

High Yield Series-3

Delaware VIP® High Yield Series Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Genesis Energy 6.50% 10/1/25	1,685,000	$1,653,406
Gulfport Energy 6.375% 1/15/26	805,000	613,813
Murphy Oil
5.625% 12/1/42	1,735,000	1,561,500
6.875% 8/15/24	1,440,000	1,519,200
Murphy Oil USA 5.625% 5/1/27	1,600,000	1,672,000
NuStar Logistics 6.00% 6/1/26	1,340,000	1,390,250
Oasis Petroleum 144A 6.25% 5/1/26 #	1,105,000	1,074,613
Precision Drilling 144A 7.125% 1/15/26 #	1,895,000	1,842,887
Southwestern Energy 7.75% 10/1/27	1,920,000	1,848,000
Summit Midstream Holdings 5.75% 4/15/25	1,125,000	990,000
Targa Resources Partners
5.375% 2/1/27	1,140,000	1,185,600
5.875% 4/15/26	975,000	1,037,156
Transocean 144A 9.00% 7/15/23 #	1,560,000	1,667,250
Whiting Petroleum 6.625% 1/15/26	1,736,000	1,682,835

		30,421,409

Financial Services - 1.38%
Avolon Holdings Funding
144A 4.375% 5/1/26 #	725,000	747,076
144A 5.25% 5/15/24 #	540,000	576,936
DAE Funding 144A 5.75% 11/15/23 #	1,110,000	1,168,275
VistaJet Malta Finance 144A 10.50% 6/1/24 #	365,000	365,000

		2,857,287

Healthcare - 10.36%
Bausch Health 144A 5.50% 11/1/25 #	2,015,000	2,108,194
Catalent Pharma Solutions 144A 5.00% 7/15/27 #	350,000	357,000
Charles River Laboratories International 144A 5.50% 4/1/26 #	2,489,000	2,625,397
Eagle Holding Co II 144A PIK 7.75% 5/15/22 #T	1,085,000	1,095,850
Encompass Health 5.75% 11/1/24	726,000	742,008
5.75% 9/15/25	1,335,000	1,393,406
Hadrian Merger 144A 8.50% 5/1/26 #	1,150,000	1,089,625
HCA
5.375% 2/1/25	1,140,000	1,233,337
5.875% 2/15/26	1,425,000	1,578,187
5.875% 2/1/29	530,000	581,675
7.58% 9/15/25	580,000	672,800
Hill-Rom Holdings
144A 5.00% 2/15/25 #	535,000	553,725
144A 5.75% 9/1/23 #	860,000	891,003
Surgery Center Holdings 144A 6.75% 7/1/25 #	570,000	495,900
Tenet Healthcare 5.125% 5/1/25	610,000	614,575

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare 8.125% 4/1/22	2,035,000	$2,144,381
Teva Pharmaceutical Finance Netherlands III 6.00% 4/15/24	840,000	795,375
WellCare Health Plans 144A 5.375% 8/15/26 #	2,290,000	2,433,125

		21,405,563

Insurance - 3.59%
Acrisure 144A 7.00% 11/15/25 #	600,000	544,500
AssuredPartners 144A 7.00% 8/15/25 #	1,025,000	1,023,719
GTCR AP Finance 144A 8.00% 5/15/27 #	830,000	836,225
HUB International 144A 7.00% 5/1/26 #	2,242,000	2,278,433
NFP 144A 6.875% 7/15/25 #	660,000	655,677
USI 144A 6.875% 5/1/25 #	2,090,000	2,074,325

		7,412,879

Media - 11.33%
Altice Luxembourg
144A 7.625% 2/15/25 #	580,000	547,737
144A 7.75% 5/15/22 #	483,000	492,056
CCO Holdings
144A 5.375% 6/1/29 #	995,000	1,029,825
144A 5.50% 5/1/26 #	160,000	167,848
144A 5.75% 2/15/26 #	2,065,000	2,170,831
144A 5.875% 5/1/27 #	985,000	1,041,637
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	1,370,000	1,489,875
CSC Holdings
6.75% 11/15/21	1,740,000	1,866,150
144A 7.50% 4/1/28 #	945,000	1,042,146
144A 7.75% 7/15/25 #	530,000	574,732
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	1,055,000	1,055,000
Gray Television 144A 7.00% 5/15/27 #	1,060,000	1,152,750
Netflix 144A 5.375% 11/15/29 #	365,000	388,612
Nexstar Escrow 144A 5.625% 7/15/27 #	1,735,000	1,782,713
Outfront Media Capital 144A 5.00% 8/15/27 #	610,000	625,982
Radiate Holdco 144A 6.625% 2/15/25 #	1,565,000	1,521,963
Sirius XM Radio
144A 4.625% 7/15/24 #	520,000	533,406
144A 5.375% 4/15/25 #	2,050,000	2,121,750
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	2,525,000	2,596,862
VTR Finance 144A 6.875% 1/15/24 #	1,170,000	1,215,337

		23,417,212

Services - 6.44%
Advanced Disposal Services 144A 5.625% 11/15/24 #	705,000	741,131
Ashtead Capital 144A 5.25% 8/1/26 #	1,020,000	1,068,450

High Yield Series-4

Delaware VIP® High Yield Series Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)
Avis Budget Car Rental 144A 6.375% 4/1/24 #	376,000	$395,740
Clean Harbors
144A 4.875% 7/15/27 #	610,000	621,499
144A 5.125% 7/15/29 #	610,000	623,725
Covanta Holding 6.00% 1/1/27	1,015,000	1,065,750
HAT Holdings I 144A 5.25% 7/15/24 #	1,760,000	1,799,600
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	2,770,000	2,794,237
Prime Security Services Borrower
144A 5.75% 4/15/26 #	520,000	538,200
144A 9.25% 5/15/23 #	151,000	158,863
TMS International 144A 7.25% 8/15/25 #	870,000	843,900
United Rentals North America
5.50% 5/15/27	730,000	770,150
5.875% 9/15/26	1,025,000	1,095,469
6.50% 12/15/26	730,000	792,050

		13,308,764

Technology & Electronics - 3.66%
Banff Merger Sub 144A 9.75% 9/1/26 #	350,000	305,375
CDK Global 5.875% 6/15/26	1,464,000	1,555,500
CommScope 144A 8.25% 3/1/27 #	780,000	798,408
CommScope Technologies
144A 5.00% 3/15/27 #	312,000	273,000
144A 6.00% 6/15/25 #	970,000	913,944
IQVIA 144A 5.00% 5/15/27 #	910,000	941,850
RP Crown Parent 144A 7.375% 10/15/24 #	1,638,000	1,711,710
SS&C Technologies 144A 5.50% 9/30/27 #	1,024,000	1,064,320

		7,564,107

Telecommunications - 7.44%
C&W Senior Financing 144A 7.50% 10/15/26 #	1,255,000	1,311,475
CenturyLink 7.50% 4/1/24	480,000	532,200
Cincinnati Bell 144A 7.00% 7/15/24 #	1,140,000	1,011,750
Frontier Communications 144A 8.00% 4/1/27 #	1,026,000	1,069,605
Level 3 Financing 5.375% 5/1/25	1,949,000	2,017,215
Sprint
7.125% 6/15/24	1,225,000	1,301,930
7.625% 3/1/26	605,000	646,443
7.875% 9/15/23	1,650,000	1,798,500
Sprint Capital 8.75% 3/15/32	490,000	568,400
T-Mobile USA
6.00% 4/15/24	1,455,000	1,520,475
6.375% 1/15/26 =	1,580,000	0
6.50% 3/1/25 =	710,000	0
6.50% 1/15/26	1,189,000	1,288,353
Vodafone Group 7.00% 4/4/79 µ	725,000	783,072

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Telecommunications (continued)
Zayo Group 6.375% 5/15/25	1,497,000	$1,532,479

		15,381,897

Utilities - 2.90%
Calpine
5.75% 1/15/25	735,000	732,244
144A 5.875% 1/15/24 #	1,680,000	1,722,000
Vistra Operations 144A
5.00% 7/31/27 #	690,000	715,423
144A 5.50% 9/1/26 #	2,060,000	2,181,025
144A 5.625% 2/15/27 #	605,000	642,813

		5,993,505

Total Corporate Bonds (cost $182,594,670)		186,353,985

Loan Agreements - 4.27%
Air Medical Group Holdings Tranche B 1st Lien 5.644% (LIBOR01M + 3.25%) 4/28/22 •	410,574	387,773
Applied Systems 2nd Lien 9.33% (LIBOR03M + 7.00%) 9/19/25 •	2,320,000	2,353,640
Blue Ribbon 1st Lien 6.44% (LIBOR01M + 4.00%) 11/13/21 •	489,319	439,775
First Data Tranche A 1st Lien 3.904% (LIBOR01M + 1.50%) 10/26/23 •	9,719	9,716
Frontier Communications Tranche B1 1st Lien 6.16% (LIBOR01M + 3.75%) 6/15/24 •	538,002	528,811
Kronos 2nd Lien 10.829% (LIBOR03M + 8.25%) 11/1/24 •	922,000	954,654
Panther BF Aggregator 2 Tranche B 1st Lien 5.902% (LIBOR01M + 3.50%) 4/30/26 •	610,000	605,730
Solenis International Tranche B 2nd Lien 11.022% (LIBOR03M + 8.50%) 6/26/26 =•	1,200,000	1,183,000
Stars Group Holdings Tranche B 1st Lien 5.83% (LIBOR03M + 3.50%) 7/10/25 •	994,274	995,517
Summit Midstream Partners Holdings Tranche B 1st Lien 8.402% (LIBOR01M + 6.00%) 5/21/22 •	458,420	453,836
Vantage Specialty Chemicals 2nd Lien 10.58% (LIBOR03M + 8.25%) 10/26/25 •	570,000	550,050

High Yield Series-5

Delaware VIP® High Yield Series Schedule of investments (continued)

	Principal amount°	Value (US $)

Loan Agreements (continued)
Verscend Holding Tranche B 1st Lien 6.902% (LIBOR01M + 4.50%) 8/27/25 •	350,500	$351,429

Total Loan Agreements (cost $8,881,722)		8,813,931

	Number of shares
Common Stock - 0.00%
Century Communications =†	2,820,000	0

Total Common Stock (cost $85,371)		0

	Number of shares	Value (US $)

Short-Term Investments - 7.02%
Money Market Mutual Funds - 7.02%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.29%)	2,903,309	$2,902,351
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.26%)	2,903,310	2,902,343
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.27%)	2,903,310	2,902,358
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.25%)	2,903,310	2,902,348
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.23%)	2,903,310	2,902,320

Total Short-Term Investments (cost $14,511,720)		14,511,720

Total Value of Securities - 101.46% (cost $206,073,483)	$209,679,636

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2019, the aggregate value of Rule 144A securities was $111,401,993, which represents 53.91% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

T	PIK. 100% of the income received was in the form of cash.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
y	No contractual maturity date.
†	Non-income producing security.
•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

GS - Goldman Sachs

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

LIBOR01M - ICE LIBOR USD 1 Month

LIBOR03M - ICE LIBOR USD 3 Month

LIBOR06M - ICE LIBOR USD 6 Month

PIK - Payment-in-kind

USD - US dollar

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-6

Delaware VIP® Trust — Delaware VIP High Yield Series Statement of assets and liabilities	June 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$209,679,636
Cash	62,115
Receivable for securities sold	4,640,415
Dividend and interest receivable	3,031,695
Receivable for series shares sold	464

Total assets	217,414,325

Liabilities:
Payable for securities purchased	10,372,187
Payable for series shares redeemed	149,432
Investment management fees payable to affiliates	103,224
Other accrued expenses	73,238
Distribution fees payable to affiliates	30,598
Audit and tax fees payable	21,140
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,257
Accounting and administration expenses payable to affiliates	960
Trustees’ fees and expenses payable	704
Legal fees payable to affiliates	296
Reports and statements to shareholders expenses payable to affiliates	179

Total liabilities	10,753,215

Total Net Assets	$206,661,110

Net Assets Consist of:
Paid-in capital	$233,037,214
Total distributable earnings (loss)	(26,376,104)

Total Net Assets	$206,661,110

Net Asset Value:
Standard Class:
Net assets	$79,382,512
Shares of beneficial interest outstanding, unlimited authorization, no par	16,282,138
Net asset value per share	$4.88

Service Class:
Net assets	$127,278,598
Shares of beneficial interest outstanding, unlimited authorization, no par	26,179,908
Net asset value per share	$4.86

[1] Investments, at cost	$206,073,483

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-7

Delaware VIP® Trust — Delaware VIP High Yield Series Statement of operations Six months ended June 30, 2019 (Unaudited)	Delaware VIP Trust — Delaware VIP High Yield Series Statements of changes in net assets

Investment Income:
Interest	$6,333,158
Dividends	61,955

6,395,113

Expenses:
Management fees	659,290
Distribution expenses - Service Class	186,494
Accounting and administration expenses	38,332
Reports and statements to shareholders expenses	27,052
Audit and tax fees	21,341
Dividend disbursing and transfer agent fees and expenses	8,533
Legal fees	6,755
Trustees’ fees and expenses	6,299
Custodian fees	4,267
Registration fees	34
Other	9,596

967,993
Less expenses waived	(24,555)
Less expenses paid indirectly	(165)

Total operating expenses	943,273

Net Investment Income	5,451,840

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(1,492,401)
Net change in unrealized appreciation (depreciation) of investments	18,187,986

Net Realized and Unrealized Gain	16,695,585

Net Increase in Net Assets Resulting from Operations	$22,147,425

	Six months ended 6/30/19 (Unaudited)	Year ended 12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,451,840	$12,784,077
Net realized loss	(1,492,401)	(2,031,094)
Net change in unrealized appreciation (depreciation)	18,187,986	(21,186,613)

Net increase (decrease) in net assets resulting from operations	22,147,425	(10,433,630)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(5,240,447)	(5,963,938)
Service Class	(8,090,946)	(8,454,447)

	(13,331,393)	(14,418,385)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	3,018,193	15,912,072
Service Class	9,370,255	16,527,138

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	5,240,447	5,963,938
Service Class	8,090,946	8,454,447

	25,719,841	46,857,595

Cost of shares redeemed:
Standard Class	(7,879,785)	(38,683,697)
Service Class	(14,049,745)	(41,242,107)

	(21,929,530)	(79,925,804)

Increase (decrease) in net assets derived from capital share transactions	3,790,311	(33,068,209)

Net Increase (Decrease) in Net Assets	12,606,343	(57,920,224)

Net Assets:
Beginning of period	194,054,767	251,974,991

End of period	$206,661,110	$194,054,767

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-8

Delaware VIP® Trust — Delaware VIP High Yield Series Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP High Yield Series Standard Class
	Six months
	ended
	6/30/19[1]	Year ended
	(unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14

Net asset value, beginning of period	$4.67	$5.20	$5.14	$4.89	$5.67	$6.19

Income (loss) from investment operations:
Net investment income[2]	0.13	0.28	0.28	0.29	0.34	0.34

Net realized and unrealized gain (loss)	0.41	(0.50)	0.09	0.32	(0.67)	(0.34)

Total from investment operations	0.54	(0.22)	0.37	0.61	(0.33)	—

Less dividends and distributions from:
Net investment income	(0.33)	(0.31)	(0.31)	(0.36)	(0.37)	(0.42)
Net realized gain	—	—	—	—	(0.08)	(0.10)

Total dividends and distributions	(0.33)	(0.31)	(0.31)	(0.36)	(0.45)	(0.52)

Net asset value, end of period	$4.88	$4.67	$5.20	$5.14	$4.89	$5.67

Total return[3]	11.85%	(4.47% )	7.49%	13.16%	(6.60% )	(0.29% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,382	$75,568	$102,359	$112,614	$111,748	$139,666
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.74%	0.75%	0.75%
Ratio of expenses to average net assets prior to fees waived	0.77%	0.75%	0.75%	0.75%	0.76%	0.75%
Ratio of net investment income to average net assets	5.56%	5.60%	5.35%	5.95%	6.25%	5.67%
Ratio of net investment income to average net assets prior to fees waived	5.54%	5.60%	5.35%	5.94%	6.24%	5.67%
Portfolio turnover	49%	96%	86%	112%	99%	103%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-9

Delaware VIP® High Yield Series Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP High Yield Series Service Class
	Six months
	ended
	6/30/19[1]	Year ended
	(unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14

Net asset value, beginning of period	$4.65	$5.18	$5.12	$4.87	$5.65	$6.17

Income (loss) from investment operations:
Net investment income[2]	0.13	0.26	0.26	0.28	0.32	0.33
Net realized and unrealized gain (loss)	0.40	(0.49)	0.10	0.32	(0.66)	(0.34)

Total from investment operations	0.53	(0.23)	0.36	0.60	(0.34)	(0.01)

Less dividends and distributions from:
Net investment income	(0.32)	(0.30)	(0.30)	(0.35)	(0.36)	(0.41)
Net realized gain	—	—	—	—	(0.08)	(0.10)

Total dividends and distributions	(0.32)	(0.30)	(0.30)	(0.35)	(0.44)	(0.51)

Net asset value, end of period	$4.86	$4.65	$5.18	$5.12	$4.87	$5.65

Total return[3]	11.53%	(4.76% )	7.26%	12.91%	(6.87% )	(0.54% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$127,279	$118,487	$149,616	$160,831	$162,513	$208,177
Ratio of expenses to average net assets	1.05%	1.03%	1.00%	0.99%	1.00%	1.00%
Ratio of expenses to average net assets prior to fees waived	1.07%	1.05%	1.05%	1.05%	1.06%	1.05%
Ratio of net investment income to average net assets	5.26%	5.32%	5.10%	5.70%	6.00%	5.42%
Ratio of net investment income to average net assets prior to fees waived	5.24%	5.30%	5.05%	5.64%	5.94%	5.37%
Portfolio turnover	49%	96%	86%	112%	99%	103%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-10

Delaware VIP® Trust — Delaware VIP High Yield Series Notes to financial statements June 30, 2019 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Series is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended Dec. 31, 2016–Dec. 31, 2018), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2019, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2019, the Series held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and

High Yield Series-11

Delaware VIP® High Yield Series Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $164 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective April 30, 2019, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fee, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from April 30, 2019 through June 30, 2019.* Prior to April 30, 2019, the waiver was 0.75% of the Series’ average daily net assets. The waiver and reimbursement are accrued daily and received monthly. This waiver and reimbursement may only be terminated by agreement of DMC and the Series.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2019, the Series was charged $5,824 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2019, the Series was charged $7,607 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2019, the Series was charged $3,148 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

High Yield Series-12

Delaware VIP® High Yield Series Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Fund and the amount of shares that are owned of the Underlying Fund at different times.

*The aggregate contractual waiver period covering this report is from May 1, 2018 through April 30, 2020.

3. Investments

For the six months ended June 30, 2019, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$95,293,100
Sales	106,557,283

At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$206,563,003	$5,258,835	$(2,142,202)	$3,116,633

At Dec. 31, 2018, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character No Expiration
Short-term	Long-term	Total
$12,965,862	$18,396,473	$31,362,335

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

High Yield Series-13

Delaware VIP® High Yield Series Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2019:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporate Debt	$—	$186,353,985	$—	$186,353,985
Loan Agreements[1]	—	7,630,931	1,183,000	8,813,931
Common Stock	—	—	—	—
Short-Term Investments	14,511,720	—	—	14,511,720

Total Value of Securities	$14,511,720	$193,984,916	$1,183,000	$209,679,636

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs or matrix priced investments and Level 3 investments represent investments without observable inputs. The amount attributed to Level 2 investments and Level 3 investments represents the following percentages of the total market value of these security types:

	Level 2	Level 3	Total
Loan Agreements	86.58%	13.42%	100.00%

The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.

During the six months ended June 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 Investments inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/19	Year ended 12/31/18
Shares sold:
Standard Class	617,350	3,232,018
Service Class	1,915,767	3,276,383

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,103,252	1,229,678
Service Class	1,706,950	1,746,787

	5,343,319	9,484,866

Shares redeemed:
Standard Class	(1,617,976)	(7,968,834)
Service Class	(2,922,692)	(8,437,338)

	(4,540,668)	(16,406,172)

Net increase (decrease)	802,651	(6,921,306)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

High Yield Series-14

Delaware VIP® High Yield Series Notes to financial statements (continued)

5. Line of Credit (continued)

The Series had no amounts outstanding as of June 30, 2019, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2019, the Series had no securities out on loan.

7. Credit and Market Risk

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

High Yield Series-15

Delaware VIP® High Yield Series Notes to financial statements (continued)

7. Credit and Market Risk (continued)

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has determined that the impact of this guidance to the Series’ net assets at the end of the period is not material; therefore, the amount is not disclosed for the six months ended June 30, 2019.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in the Series’ financial statements.

High Yield Series-16

Delaware VIP® Trust — Delaware VIP High Yield Series Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® High Yield Series at a meeting held February 27-28, 2019

At a meeting held on Feb. 27-28, 2019, the Board of Trustees (the “Board”) of Delaware VIP High Yield Series (the “Series”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved new Sub-Advisory Agreements between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), and Macquarie Investment Management Global Limited (“MIMGL”), respectively. MIMEL, MIMAK, and MIMGL may also be referenced as “sub-advisors” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL, MIMAK, and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL, MIMAK, and MIMGL, respectively. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL, MIMAK, and MIMGL; information concerning MIMEL’s, MIMAK’s, and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s, MIMAK’s, and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL, MIMAK, and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by the Sub-Advisors, the Board reviewed the services to be provided by each Sub-Advisor pursuant to each Sub-Advisory Agreement and as described at the meeting. The Board reviewed materials provided by the Sub-Advisors regarding the experience and qualifications of the personnel who will be responsible for providing services to the Series. The Board also considered relevant performance information provided with respect to each Sub-Advisor. In discussing the nature of the services proposed to be provided by the Sub-Advisors, it was observed that, unlike traditional sub-advisors who make all of the investment-related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Series’ investment manager) and the Sub-Advisors as currently contemplated is primarily more of a collaborative effort between DMC and the Sub-Advisors and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of the Series’ strategy to the Sub-Advisors who would be permitted to execute Series trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and the Series’ named portfolio managers will continue to retain principal responsibility for the Series’ strategy and investment process and be primarily responsible for the day-to-day management of the Series’ portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by the Sub-Advisors to the Series and its shareholders and was confident in the abilities of the Sub-Advisors to provide quality services to the Series and its shareholders.

Investment performance. In regards to the appointment of the Sub-Advisors for the Series, the Board reviewed information on prior performance for the Sub-Advisors. In evaluating performance, the Board considered that the Sub-Advisors would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for the Series would retain principal responsibility for the Series’ strategy as described above. In addition, the Board considered that the Sub-Advisors would also execute Series security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize a Sub-Advisor’s specialized market knowledge.

Sub-advisory fees. The Board considered that DMC would pay the Sub-Advisors a sub-advisory fee based on the extent to which a Sub-Advisor provides services to the Series as described in the Sub-Advisory Agreements. In considering the appropriateness of the sub-advisory fees, the Board also reviewed and considered the fees in light of the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Advisor, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each Sub-Advisor and are not additional fees borne by the Series, and that the management fee paid by the Series to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fees to be paid to each Sub-Advisor based on a projection of Sub-Advisor allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangements would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be provided by the Sub-Advisors to the Series, there were no comparable accounts and corresponding fees to which the Sub-Advisors were able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and the Sub-Advisors, the proposed fee arrangement was understandable and reasonable.

High Yield Series-17

Delaware VIP® Trust — Delaware VIP High Yield Series Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® High Yield Series at a meeting held February 27-28, 2019 (continued)

Profitability, economies of scale, and fall-out benefits. Information about each Sub-Advisor’s profitability from its relationship with the Series was not available because it had not begun to provide services to the Series. With regard to potential fall-out benefits derived or to be derived by the Sub-Advisors and their affiliates in connection with their relationship to the Series, the Board considered the potential benefit to DMC and the Sub-Advisors of marketing a global approach on the portfolio management of their fixed income investment strategies. The Trustees also noted that economies of scale are shared with the Series and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Series so that as the Series grows in size, its effective investment management fee rate declines.

High Yield Series-18

Delaware VIP® Trust — Delaware VIP High Yield Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Series’ Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q or Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPHY 22327 (8/19) (912909)	High Yield Series-19

         Delaware VIP® Trust

         Delaware VIP International Value Equity Series

         June 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Disclosure of Series expenses	1

Security type / country and sector allocations	2

Schedule of investments	3

Statement of assets and liabilities	6

Statement of operations	7

Statements of changes in net assets	7

Financial highlights	8

Notes to financial statements	10

Other Series information	18

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2019, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP International Value Equity Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2019 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Disclosure of Series expenses

For the six-month period from January 1, 2019 to June 30, 2019 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2019 to June 30, 2019.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual Series return†
Standard Class	$1,000.00	$ 1,145.60	1.04%	$5.53
Service Class	1,000.00	1,143.90	1.34%	7.12

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,019.64	1.04%	$5.21
Service Class	1,000.00	1,018.15	1.34%	6.71

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Fund.

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Security type / country and sector allocations

As of June 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock by Country	96.88%
Denmark	4.32%
France	25.37%
Germany	8.62%
Ireland	1.09%
Japan	21.49%
Netherlands	4.08%
Sweden	10.77%
Switzerland	12.66%
United Kingdom	8.48%
Exchange-Traded Fund	2.42%
Securities Lending Collateral	0.01%
Total Value of Securities	99.31%
Obligation to Return Securities Lending Collateral	(0.01%)
Receivables and Other Assets Net of Liabilities	0.70%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Communication Services	10.77%
Consumer Discretionary	23.91%
Consumer Staples	21.90%
Healthcare	17.58%
Industrials	17.56%
Materials	5.16%
Total	96.88%

International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Schedule of investments

June 30, 2019 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 96.88% Δ
Denmark – 4.32%
Novo Nordisk Class B	42,250	$2,158,012

		2,158,012

France – 25.37%
Air Liquide	18,425	2,577,075
Danone	29,949	2,535,848
LVMH Moet Hennessy Louis Vuitton	3,360	1,428,422
Orange	138,300	2,181,420
Publicis Groupe	37,050	1,955,530
Sodexo	17,000	1,987,196

		12,665,491

Germany – 8.62%
adidas	6,648	2,056,692
Fresenius Medical Care	28,650	2,249,977

		4,306,669

Ireland – 1.09%
Kerry Group Class A	4,540	542,056

		542,056

Japan – 21.49%
Asahi Group Holdings	11,300	508,711
Astellas Pharma	102,500	1,460,704
Bridgestone*	45,200	1,783,092
Kao	6,100	465,457
KDDI	48,800	1,241,798
Kirin Holdings	21,700	468,557
Lawson	8,000	384,335
Makita	60,700	2,072,449
Mitsubishi Tanabe Pharma	64,300	715,573
Secom	8,600	741,060
Seven & i Holdings	26,200	887,692

		10,729,428

Netherlands – 4.08%
Koninklijke Ahold Delhaize	90,741	2,037,108

		2,037,108

Sweden – 10.77%
Hennes & Mauritz Class B	80,200	1,424,844
Securitas Class B	134,300	2,357,304
SKF Class B	86,724	1,596,532

		5,378,680

Switzerland – 12.66%
Nestle	24,700	2,556,999
Roche Holding	7,799	2,192,984
Swatch Group	5,481	1,571,200

		6,321,183

United Kingdom – 8.48%
Diageo	12,800	550,916
G4S	756,000	2,000,101

	Number of shares	Value (US $)

Common Stock Δ (continued)
United Kingdom (continued)
Next	24,050	$1,684,148

		4,235,165

Total Common Stock (cost $48,613,219)		48,373,792

Exchange-Traded Fund – 2.42%
Vanguard FTSE Developed Markets ETF*	29,000	1,209,590

Total Exchange-Traded Fund (cost $1,205,814)		1,209,590

Total Value of Securities Before Securities Lending Collateral – 99.30% (cost $49,819,033)		49,583,382

	Principal amount°
Securities Lending Collateral – 0.01% **
Repurchase Agreements – 0.01%
Bank of America 2.46%, dated 6/28/19, to be repurchased on 7/1/19, repurchase price $239 (collateralized by US government obligations 1.125% 3/31/20; market value $244)	239	239
Bank of Montreal 2.48%, dated 6/28/19, to be repurchased on 7/1/19, repurchase price $809 (collateralized by US government obligations 0.00%–6.25% 7/15/19–9/9/49; market value $825)	809	809
Bank of Nova Scotia 2.48%, dated 6/28/19, to be repurchased on 7/1/19, repurchase price $809 (collateralized by US government obligations 0.00%–3.625% 6/30/19–5/31/24; market value $825)	809	809
Credit Agricole 2.45%, dated 6/28/19, to be repurchased on 7/1/19, repurchase price $809 (collateralized by US government obligations 2.235% 4/30/21; market value $825)	809	809

International Value Equity Series-3

Delaware VIP® International Value Equity Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Securities Lending Collateral ** (continued)
Repurchase Agreements (continued)
JP Morgan Securities 2.53%, dated 6/28/19, to be repurchased on 7/1/19, repurchase price $809 (collateralized by US government obligations 0.00%–2.75% 7/18/19–2/15/24; market value $825)	809	$809

Total Securities Lending Collateral (cost $3,475)		3,475

Total Value of Securities – 99.31% (cost $49,822,508)	$49,586,857∎

*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
∎	Includes $2,974,851 of securities loaned.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 2 in “Security type / country and sector allocations.”

Summary of abbreviations:

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

USD – US Dollar

See accompanying notes, which are an integral part of financial statements.

International Value Equity Series-4

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Delaware VIP® Trust — Delaware VIP International Value Equity Series
Statement of assets and liabilities	June 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$49,583,382
Short-term investments held as collateral for loaned securities, at value[2]	3,475
Foreign currencies, at value[3]	168,608
Foreign tax reclaims receivable	234,726
Receivable for securities sold	124,425
Dividends and interest receivable	104,666
Securities lending income receivable	724
Receivable for series shares sold	578

Total assets	50,220,584

Liabilities:
Cash due to custodian	188,707
Investment management fees payable to affiliates	28,561
Audit and tax fees payable	18,494
Payable for series shares redeemed	17,505
Accounting and Administration expenses payable	13,658
Custody fees payable	10,234
Pricing fees payable	5,682
Other accrued expenses	1,886
Legal fees payable to affiliates	1,348
Accounting and administration expenses payable to affiliates	482
Dividend disbursing and transfer agent fees and expenses payable to affiliates	304
Distribution fees payable to affiliates	170
Trustees’ fees and expenses payable	168
Reports and statements to shareholders expenses payable to affiliates	43
Other liabilities	3,477

Total liabilities	290,719

Total Net Assets	$49,929,865

Net Assets Consist of:
Paid-in capital	$47,219,728
Total distributable earnings (loss)	2,710,137

Total Net Assets	$49,929,865

Net Assets Value:
Standard Class:
Net assets	$49,308,100
Shares of beneficial interest outstanding, unlimited authorization, no par	4,171,074
Net asset value per share	$11.82

Service Class:
Net assets	$621,765
Shares of beneficial interest outstanding, unlimited authorization, no par	52,723
Net asset value per share	$11.79

[1]Investments, at cost	$49,819,033
[2]Short-term investments held as collateral for loaned securities, at cost	3,475
[3]Foreign currencies, at cost	170,148

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-6

Delaware VIP® Trust —

Delaware VIP International Value Equity Series

Statement of operations

Six months ended June 30, 2019 (Unaudited)

Investment Income:
Dividends	$1,179,146
Securities lending income	2,076
Interest	223
Foreign tax withheld	(126,834)

1,054,611

Expenses:
Management fees	204,651
Accounting and administration expenses	22,014
Audit and tax fees	18,139
Custodian fees	7,623
Reports and statements to shareholders expenses	6,018
Legal fees	5,590
Dividend disbursing and transfer agent fees and expenses	2,095
Trustees’ fees and expenses	1,488
Distribution expenses – Service Class	970
Registration fees	29
Other	7,206

275,823
Less expenses waived	(24,838)
Less expenses paid indirectly	(37)

Total operating expenses	250,948

Net Investment Income	803,663

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,000,215
Foreign currencies	17,698
Foreign currency exchange contracts	(49,413)

Net realized gain	2,968,500

Net change in unrealized appreciation (depreciation) of:
Investments	2,674,535
Foreign currencies	1,068

Net change in unrealized appreciation (depreciation)	2,675,603

Net Realized and Unrealized Gain	5,644,103

Net Increase in Net Assets Resulting from Operations	$6,447,766

Delaware VIP Trust —

Delaware VIP International Value Equity Series

Statements of changes in net assets

	Six months ended 6/30/19 (Unaudited)	Year ended 12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$803,663	$1,096,769
Net realized gain	2,968,500	894,559
Net change in unrealized appreciation (depreciation)	2,675,603	(11,331,690)

Net increase (decrease) in net assets resulting from operations	6,447,766	(9,340,362)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(1,885,628)	(1,385,108)
Service Class	(27,348)	(11,061)

	(1,912,976)	(1,396,169)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	1,561,412	4,315,587
Service Class	170,902	319,083
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,885,628	1,385,108
Service Class	27,348	11,061

	3,645,290	6,030,839

Cost of shares redeemed:
Standard Class	(2,041,488)	(3,274,187)
Service Class	(157,942)	(45,267)

	(2,199,430)	(3,319,454)

Increase in net assets derived from capital share transactions	1,445,860	2,711,385

Net Increase (Decrease) in Net Assets	5,980,650	(8,025,146)

Net Assets:
Beginning of period	43,949,215	51,974,361

End of period	$49,929,865	$43,949,215

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-7

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Six months ended 6/30/19[1] (Unaudited)	12/31/18	12/31/17	Year ended 12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$10.73	$13.39	$11.11	$10.84	$10.99	$12.19

Income (loss) from investment operations:
Net investment income[2]	0.19	0.27	0.25	0.19	0.19	0.25
Net realized and unrealized gain (loss)	1.36	(2.57)	2.22	0.26	(0.11)	(1.29)

Total from investment operations	1.55	(2.30)	2.47	0.45	0.08	(1.04)

Less dividends and distributions from:
Net investment income	(0.26)	(0.36)	(0.19)	(0.18)	(0.23)	(0.16)
Net realized gain	(0.20)	—	—	—	—	—

Total dividends and distributions	(0.46)	(0.36)	(0.19)	(0.18)	(0.23)	(0.16)

Net asset value, end of period	$11.82	$10.73	$13.39	$11.11	$10.84	$10.99

Total return[3]	14.56%	(17.64%)	22.51%	4.19%	0.49%	(8.67%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,308	$43,416	$51,613	$65,633	$62,285	$57,986
Ratio of expenses to average net assets	1.04%	1.06%	1.06%	1.02%	1.04%	1.07%
Ratio of expenses to average net assets prior to fees waived	1.14%	1.10%	1.06%	1.02%	1.04%	1.07%
Ratio of net investment income to average net assets	3.34%	2.21%	2.00%	1.78%	1.66%	2.13%
Ratio of net investment income to average net assets prior to fees waived	3.24%	2.17%	2.00%	1.78%	1.66%	2.13%
Portfolio turnover	109%	13%	15%	19%	11%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-8

Delaware VIP® International Value Equity Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Six months ended 6/30/19[1] (Unaudited)	12/31/18	12/31/17	Year ended 12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$10.70	$13.36	$11.09	$10.82	$10.97	$12.16

Income (loss) from investment operations:
Net investment income[2]	0.18	0.24	0.22	0.16	0.16	0.22
Net realized and unrealized gain (loss)	1.35	(2.57)	2.21	0.26	(0.11)	(1.28)

Total from investment operations	1.53	(2.33)	2.43	0.42	0.05	(1.06)

Less dividends and distributions from:
Net investment income	(0.24)	(0.33)	(0.16)	(0.15)	(0.20)	(0.13)
Net realized gain	(0.20)	—	—	—	—	—

Total dividends and distributions	(0.44)	(0.33)	(0.16)	(0.15)	(0.20)	(0.13)

Net asset value, end of period	$11.79	$10.70	$13.36	$11.09	$10.82	$10.97

Total return[3]	14.39%	(17.90%)	22.18%	3.92%	0.24%	(8.82%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$622	$533	$361	$330	$147	$156
Ratio of expenses to average net assets	1.34%	1.35%	1.31%	1.27%	1.29%	1.32%
Ratio of expenses to average net assets prior to fees waived	1.44%	1.40%	1.36%	1.32%	1.34%	1.37%
Ratio of net investment income to average net assets	3.04%	1.92%	1.75%	1.53%	1.41%	1.88%
Ratio of net investment income to average net assets prior to fees waived	2.94%	1.87%	1.70%	1.48%	1.36%	1.83%
Portfolio turnover	109%	13%	15%	19%	11%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-9

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Notes to financial statements

June 30, 2019 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Series is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended Dec. 31, 2016–Dec. 31, 2018), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2019, the Series did not incur any interest or tax penalties. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2019, the Series held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the

International Value Equity Series-10

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments attributable to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $36 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fee, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 1.04% of the Series’ average daily net assets from April 30, 2018 through June 30, 2019.* This waiver and reimbursement may only be terminated by agreement of DMC and the Series. The waiver and reimbursement are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2019, the Series was charged $2,895 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and

International Value Equity Series-11

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

transfer agent fees and expenses.” For the six months ended June 30, 2019, the Series was charged $1,806 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2019, the Series was charged $4,794 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Fund and the amount of shares that are owned of the Underlying Fund at different times.

*The aggregate contractual waiver period covering this report is from May 1, 2018 through April 30, 2020.

3. Investments

For the six months ended June 30, 2019, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$52,320,725
Sales	51,818,501

At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Depreciation of Investments
$49,822,508	$1,901,229	$(2,136,880)	$(235,651)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

International Value Equity Series-12

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2019:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Denmark	—	2,158,012	2,158,012
France	1,987,196	10,678,295	12,665,491
Germany	—	4,306,669	4,306,669
Ireland	542,056	—	542,056
Japan	—	10,729,428	10,729,428
Netherlands	—	2,037,108	2,037,108
Sweden	—	5,378,680	5,378,680
Switzerland	—	6,321,183	6,321,183
United Kingdom	—	4,235,165	4,235,165
Exchange-Traded Funds	1,209,590	—	1,209,590
Securities Lending Collateral	—	3,475	3,475

Total Value of Securities	$3,738,842	$45,848,015	$49,586,857

As a result of utilizing international fair value pricing at June 30, 2019, the majority of the common stock in the portfolio was categorized as Level 2.

During the six months ended June 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series’ occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended June 30, 2019, there were no Level 3 investments.

International Value Equity Series-13

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/19	Year ended 12/31/18
Shares sold:
Standard Class	137,493	352,272
Service Class	14,330	25,616
Shares issued upon reinvestment of dividends and distributions:
Standard Class	161,718	107,041
Service Class	2,350	856

	315,891	485,785

Shares redeemed:
Standard Class	(174,493)	(266,457)
Service Class	(13,742)	(3,703)

	(188,235)	(270,160)

Net increase	127,656	215,625

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Series had no amounts outstanding as of June 30, 2019, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts and foreign cross currency contracts were outstanding at June 30, 2019.

During the six months ended June 30, 2019, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to fix the US dollar value of a security between trade date and settlement date.

During the six months ended June 30, 2019, the Series experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

International Value Equity Series-14

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2019.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (Average cost)	$560,076	$491,311

7. Offsetting

Securities Lending

Securities lending transactions are entered into by the Series under master securities lending agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MLSA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell, or re-pledge the collateral (see also Note 8).

As of June 30, 2019, the following table is a summary of the Series securities lending agreement by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received - Invested in Securities(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
BNY Mellon	$2,974,851	$(2,974,851)	$—	$(2,974,851)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements and securities loaned at value, as applicable, as of June 30, 2019.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedule of Investments.” Securities purchased with cash collateral are valued at the market value. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral

International Value Equity Series-15

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

8. Securities Lending (continued)

shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

The following table reflects a breakdown of transactions in securities lending collateral accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019:

Remaining Contractual Maturity of the Agreements as of June 30, 2019

Securities Lending Transactions	Overnight and Continuous	Under 30 days	Between 30 and 90 days	Over 90 days	Total
Repurchase Agreements	$3,475	$—	$—	$—	$3,475

At June 30, 2019, the value of securities on loan was $2,974,851 for which the Series received cash collateral of $3,475. At June 30, 2019, the value of invested collateral was $3,475. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2019, there were no Rule 144A securities held by the Series. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

International Value Equity Series-16

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

12. Subsequent Events

On July 15, 2019, the shareholders of the Series approved the following: (1) an amendment to the fundamental investment restriction related to industry concentration; and (2) a change in the diversification status. These changes became effective on or about July 22, 2019.

Management has determined that no other material events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in the Series’ financial statements.

International Value Equity Series-17

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Other Series information (Unaudited)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Series’ Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q or Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPIVE 22328 (8/19) (912909)	International Value Equity Series-18

Delaware VIP® Trust

Delaware VIP Limited-Term Diversified Income Series

June 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2019, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Limited-Term Diversified Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2019 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series Disclosure of Series expenses For the six-month period from January 1, 2019 to June 30, 2019 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2019 to June 30, 2019.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual Series return†
Standard Class	$1,000.00	$1,035.50	0.54%	$2.73
Service Class	1,000.00	1,033.00	0.84%	4.23
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,022.12	0.54%	$2.71
Service Class	1,000.00	1,020.63	0.84%	4.21

*“	Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Limited-Term Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series Security type / sector allocation As of June 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Asset-Backed Security	0.00%
Agency Collateralized Mortgage Obligations	0.50%
Agency Commercial Mortgage-Backed Securities	0.36%
Agency Mortgage-Backed Securities	16.95%
Agency Obligation	1.00%
Corporate Bonds	36.95%
Banking	18.33%
Basic Industry	1.02%
Capital Goods	1.80%
Communications	2.94%
Consumer Cyclical	0.83%
Consumer Non-Cyclical	2.38%
Electric	4.90%
Energy	1.95%
Finance Companies	1.29%
Insurance	0.40%
Natural Gas	0.13%
Technology	0.98%
Non-Agency Asset-Backed Securities	25.80%
Non-Agency Collateralized Mortgage Obligations	0.47%
Non-Agency Commercial Mortgage-Backed Security	0.04%
Sovereign Bond	1.04%
Supranational Banks	1.79%
US Treasury Obligations	8.09%
Preferred Stock	0.20%
Short-Term Investments	6.50%
Total Value of Securities	99.69%
Receivables and Other Assets Net of Liabilities	0.31%
Total Net Assets	100.00%

Limited-Term Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series Schedule of investments June 30, 2019 (Unaudited)

	Principal amount°	Value (US $)

Agency Asset-Backed Security - 0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.678% 9/26/33 •	12,432	$13,763

Total Agency Asset-Backed Security (cost $12,330)		13,763

Agency Collateralized Mortgage Obligations - 0.50%
Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 4.404% (LIBOR01M + 2.00%) 10/25/28 •	401,501	404,293
Series 2016-C04 1M1 3.854% (LIBOR01M + 1.45%) 1/25/29 •	224,842	225,507
Series 2017-C01 1M1 3.704% (LIBOR01M + 1.30%) 7/25/29 •	290,663	291,659
Fannie Mae Grantor Trust Series 2001-T5 A2 6.98% 6/19/41 •	10,151	11,485
FDIC Guaranteed Notes Trust Series 2010-S2 1A 144A 2.902% (LIBOR01M + 0.50%, Cap 10.00%, Floor 0.45%) 11/29/37 #•	1,288,588	1,287,404
Freddie Mac REMICs
Series 3067 FA 2.744% (LIBOR01M + 0.35%, Cap 7.00%, Floor 0.35%) 11/15/35 •	617,527	616,997
Series 3800 AF 2.894% (LIBOR01M + 0.50%, Cap 7.00%, Floor 0.50%) 2/15/41 •	1,202,367	1,208,882
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 5.254% (LIBOR01M + 2.85%) 4/25/28 •	380,915	388,071
Series 2015-HQA1 M2 5.054% (LIBOR01M + 2.65%) 3/25/28 •	168,709	170,114
Series 2016-DNA3 M2 4.404% (LIBOR01M + 2.00%) 12/25/28 •	200,085	200,953
Series 2016-DNA4 M2 3.704% (LIBOR01M + 1.30%, Floor 1.30%) 3/25/29 •	390,988	392,047
Series 2016-HQA2 M2 4.654% (LIBOR01M + 2.25%) 11/25/28 •	260,780	263,325
Series 2017-DNA3 M2 4.904% (LIBOR01M + 2.50%) 3/25/30 •	450,000	460,094
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	666	790
Series T-58 2A 6.50% 9/25/43 ◆	13,794	16,027

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
NCUA Guaranteed Notes Trust Series 2011-R2 1A 2.819% (LIBOR01M + 0.40%, Cap 8.00%, Floor 0.40%) 2/6/20 •	823,469	$824,176

Total Agency Collateralized Mortgage Obligations (cost $6,730,134)		6,761,824

Agency Commercial Mortgage-Backed Securities - 0.36%
Fannie Mae Multifamily Remic Trust Series 2015-M12 FA 2.782% (LIBOR01M + 0.34%, Floor 0.34%) 4/25/20 •	59,495	59,401
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.116% 8/25/44 #•	125,000	130,982
Series 2012-K22 B 144A 3.812% 8/25/45 #•	1,115,000	1,154,391
Series 2013-K712 B 144A 3.454% 5/25/45 #•	625,000	625,217
Series 2014-K717 B 144A 3.753% 11/25/47 #•	635,000	650,681
Series 2014-K717 C 144A 3.753% 11/25/47 #•	215,000	218,567
Series 2016-K722 B 144A 3.971% 7/25/49 #•	535,000	549,889
NCUA Guaranteed Notes Trust Series 2011-C1 2A 2.949% (LIBOR01M + 0.53%, Cap 8.00%, Floor 0.53%) 3/9/21 •	1,412,358	1,412,653

Total Agency Commercial Mortgage-Backed Securities (cost $4,781,572)		4,801,781

Agency Mortgage-Backed Securities - 16.95%
Fannie Mae ARM
4.323% (LIBOR12M + 1.552%, Cap 9.623%, Floor 1.552%) 8/1/34 •	4,573	4,770
4.343% (LIBOR12M + 1.593%, Cap 9.808%, Floor 1.593%) 9/1/38 •	170,508	176,727
4.374% (LIBOR12M + 1.593%, Cap 11.209%, Floor 1.593%) 8/1/36 •	6,457	6,839
4.463% (LIBOR12M + 1.678%, Cap 11.207%, Floor 1.678%) 6/1/36 •	4,795	5,029
4.549% (LIBOR12M + 1.799%, Cap 11.328%, Floor 1.799%) 7/1/36 •	8,395	8,864

Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

	Principal amount°	Value (US $)

Agency Mortgage-Backed
Securities (continued)
Fannie Mae ARM
4.585% (LIBOR12M + 1.83%, Cap 10.159%, Floor 1.83%) 8/1/35 •	1,492	$1,568
4.609% (LIBOR12M + 1.859%, Cap 10.109%, Floor 1.859%) 7/1/36 •	1,737	1,831
4.616% (H15T1Y + 2.142%, Cap 9.908%, Floor 2.142%) 12/1/33 •	3,893	4,161
4.754% (LIBOR12M + 1.754%, Cap 11.211%, Floor 1.754%) 4/1/36 •	2,647	2,769
Fannie Mae S.F. 30 yr
4.50% 11/1/39	487,645	526,316
4.50% 7/1/40	519,376	564,834
4.50% 8/1/40	125,139	134,251
4.50% 8/1/41	1,234,027	1,337,654
4.50% 10/1/43	1,434,571	1,540,055
4.50% 2/1/46	15,329,041	16,459,524
4.50% 11/1/47	12,970,507	13,945,290
4.50% 12/1/48	9,814,685	10,307,441
5.00% 6/1/44	1,171,313	1,288,055
5.00% 7/1/47	4,151,916	4,501,113
5.00% 8/1/48	31,890,049	34,385,566
5.00% 12/1/48	28,862,422	31,054,979
5.50% 5/1/44	55,242,673	61,354,754
5.50% 8/1/48	1,104,805	1,202,794
6.00% 6/1/41	2,398,639	2,718,469
6.00% 7/1/41	11,140,970	12,633,577
6.00% 1/1/42	2,101,773	2,382,274
Freddie Mac ARM
4.635% (LIBOR12M + 1.885%, Cap 10.097%) 7/1/38 •	104,171	109,620
4.65% (LIBOR12M + 1.775%, Cap 11.228%) 10/1/37 •	34,069	35,784
4.68% (LIBOR12M + 1.93%, Cap 10.015%) 8/1/38 •	2,139	2,219
Freddie Mac S.F. 30 yr
4.50% 5/1/40	2,972,790	3,209,093
4.50% 3/1/42	814,560	875,301
4.50% 8/1/42	5,633,770	6,053,175
4.50% 8/1/44	227,587	244,530
4.50% 7/1/45	1,670,620	1,794,958
5.00% 12/1/44	3,109,476	3,378,039
5.50% 6/1/41	2,165,203	2,405,459
5.50% 9/1/41	3,794,988	4,215,503
6.00% 7/1/40	6,220,860	7,053,848
GNMA II S.F. 30 yr
5.00% 9/20/46	532,963	585,802
5.50% 5/20/37	150,679	160,610
6.00% 2/20/39	168,652	182,635
6.00% 10/20/39	676,550	750,819
6.00% 2/20/40	722,287	791,469

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
6.00% 4/20/46	220,065	$250,640
6.50% 6/20/39	574,367	665,557

Total Agency Mortgage-Backed Securities (cost $227,583,999)		229,314,565

Agency Obligation - 1.00%
Federal Home Loan Bank 2.70% 6/10/22	13,500,000	13,511,371

Total Agency Obligation (cost $13,500,000)		13,511,371

Corporate Bonds - 36.95%
Banking - 18.33%
Banco Santander
2.706% 6/27/24	4,400,000	4,409,680
3.50% 4/11/22	3,800,000	3,899,033
Bank of America
3.458% 3/15/25 µ	3,620,000	3,757,662
5.625% 7/1/20	7,475,000	7,718,178
Bank of Montreal 3.10% 4/13/21	3,170,000	3,219,129
Bank of New York Mellon 3.633% (LIBOR03M + 1.05%) 10/30/23 •	4,255,000	4,333,354
BB&T 3.75% 12/6/23	7,405,000	7,817,156
Citibank
3.165% 2/19/22 µ	8,670,000	8,781,390
3.40% 7/23/21	2,170,000	2,216,268
Citizens Bank
2.45% 12/4/19	5,065,000	5,065,197
3.248% (LIBOR03M + 0.72%) 2/14/22 •	7,515,000	7,525,056
Commonwealth Bank of Australia 2.40% 11/2/20	8,600,000	8,614,745
Compass Bank 2.875% 6/29/22	7,155,000	7,221,086
Credit Suisse Group
144A 4.207% 6/12/24 #µ	2,935,000	3,083,533
144A 7.25%#µy	2,425,000	2,608,948
Credit Suisse Group Funding Guernsey 3.80% 6/9/23	1,640,000	1,701,309
Fifth Third Bancorp 3.65% 1/25/24	1,500,000	1,577,166
Goldman Sachs Group 6.00% 6/15/20	7,860,000	8,122,445
Huntington Bancshares 2.30% 1/14/22	2,670,000	2,668,594
Huntington National Bank
2.50% 8/7/22	1,400,000	1,408,519
3.125% 4/1/22	3,810,000	3,884,794
JPMorgan Chase & Co. 4.023% 12/5/24 µ	13,570,000	14,417,741
KeyBank
2.30% 9/14/22	1,245,000	1,246,733
2.40% 6/9/22	495,000	496,825
3.18% 5/22/22	940,000	957,729

Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Kreditanstalt fuer Wiederaufbau 1.00% 7/15/19	35,000,000	$34,982,339
Lloyds Banking Group 2.907% 11/7/23 µ	3,325,000	3,323,593
Manufacturers & Traders Trust 2.05% 8/17/20	4,255,000	4,247,347
Morgan Stanley
2.75% 5/19/22	260,000	262,800
3.737% 4/24/24 µ	1,045,000	1,089,859
3.78% (LIBOR03M + 1.22%) 5/8/24 •	6,010,000	6,097,674
5.50% 1/26/20	4,605,000	4,684,666
PNC Bank
2.70% 11/1/22	505,000	510,057
2.763% (LIBOR03M + 0.31%) 6/10/21 •	15,875,000	15,893,220
PNC Financial Services Group 3.45% 4/23/29	795,000	837,291
Regions Financial
2.75% 8/14/22	1,090,000	1,097,883
3.80% 8/14/23	1,975,000	2,066,883
Royal Bank of Scotland Group
3.875% 9/12/23	3,340,000	3,427,965
4.269% 3/22/25 µ	925,000	956,910
8.625%µy	2,095,000	2,263,124
Santander UK
2.125% 11/3/20	3,250,000	3,234,027
144A 5.00% 11/7/23 #	2,050,000	2,166,369
SunTrust Bank 2.80% 5/17/22	8,080,000	8,184,920
Toronto-Dominion Bank 2.25% 11/5/19	6,935,000	6,933,053
UBS Group Funding Switzerland
144A 2.65% 2/1/22 #	1,795,000	1,804,168
144A 3.00% 4/15/21 #	5,915,000	5,969,576
6.875%µy	390,000	406,662
US Bancorp 3.375% 2/5/24	2,330,000	2,432,289
US Bank
2.05% 10/23/20	14,455,000	14,428,870
3.40% 7/24/23	1,340,000	1,399,688
USB Capital IX 3.617% (LIBOR03M + 1.02%)y•	2,220,000	1,818,224
Zions Bancorp 3.35% 3/4/22	775,000	789,470

		248,061,197

Basic Industry - 1.02%
DuPont de Nemours 4.205% 11/15/23	8,345,000	8,935,831
Georgia-Pacific 144A 5.40% 11/1/20 #	2,365,000	2,459,934
Syngenta Finance
144A 3.933% 4/23/21 #	1,445,000	1,471,337
144A 4.441% 4/24/23 #	845,000	878,666

		13,745,768

Capital Goods - 1.80%
General Electric 2.70% 10/9/22	1,430,000	1,428,420

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
General Electric 2.945% (LIBOR03M + 0.38%) 5/5/26 •	305,000	$277,649
L3 Technologies 3.85% 6/15/23	970,000	1,012,392
nVent Finance 3.95% 4/15/23	9,970,000	10,112,920
United Technologies
2.30% 5/4/22	6,550,000	6,544,688
3.65% 8/16/23	485,000	508,074
Waste Management 2.95% 6/15/24	4,330,000	4,455,094

		24,339,237

Communications - 2.94%
American Tower Trust #1 144A 3.07% 3/15/23 #	1,575,000	1,601,520
AT&T 3.616% (LIBOR03M + 1.18%) 6/12/24 •	5,055,000	5,122,154
Comcast 3.227% (LIBOR03M + 0.63%) 4/15/24 •	6,500,000	6,531,559
Crown Castle International 5.25% 1/15/23	2,095,000	2,281,843
Fox
144A 3.666% 1/25/22 #	6,580,000	6,800,405
144A 4.03% 1/25/24 #	4,025,000	4,282,107
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	1,080,000	1,076,649
Sprint Spectrum 144A 4.738% 3/20/25 #	1,745,000	1,814,800
Time Warner Entertainment 8.375% 3/15/23	8,635,000	10,234,999

		39,746,036

Consumer Cyclical - 0.83%
Ford Motor Credit 3.336% 3/18/21	720,000	723,310
General Motors Financial
3.45% 4/10/22	2,145,000	2,176,315
4.15% 6/19/23	1,290,000	1,329,598
5.10% 1/17/24	2,680,000	2,867,773
IHS Markit 3.625% 5/1/24	2,605,000	2,688,100
SBA Tower Trust 144A 2.898% 10/15/19 #	1,520,000	1,519,978

		11,305,074

Consumer Non-Cyclical - 2.38%
Anheuser-Busch 3.65% 2/1/26	1,835,000	1,931,581
Bristol-Myers Squibb 144A 2.90% 7/26/24 #	5,320,000	5,440,309
Cigna
144A 3.487% (LIBOR03M + 0.89%) 7/15/23 #•	6,130,000	6,128,968
144A 3.75% 7/15/23 #	1,630,000	1,697,289
CVS Health 3.35% 3/9/21	4,795,000	4,861,497
Keurig Dr Pepper 3.551% 5/25/21	2,550,000	2,604,634
Molson Coors Brewing 2.10% 7/15/21	3,845,000	3,823,042

Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Shire Acquisitions Investments Ireland 1.90% 9/23/19	5,675,000	$5,666,522

		32,153,842

Electric - 4.90%
AEP Texas 2.40% 10/1/22	5,720,000	5,739,196
Arizona Public Service 2.20% 1/15/20	8,255,000	8,244,718
CenterPoint Energy
3.85% 2/1/24	2,970,000	3,115,681
6.125%µy	2,000,000	2,073,570
Cleveland Electric Illuminating 5.50% 8/15/24	5,210,000	5,910,255
DTE Energy 2.40% 12/1/19	2,350,000	2,349,962
Duke Energy 1.80% 9/1/21	3,140,000	3,106,751
Entergy 4.00% 7/15/22	3,797,000	3,950,196
Entergy Louisiana 4.05% 9/1/23	480,000	510,814
Exelon 2.85% 6/15/20	3,500,000	3,513,590
Exelon Generation 4.25% 6/15/22	1,675,000	1,753,881
Fortis 2.10% 10/4/21	3,715,000	3,683,290
IPALCO Enterprises 3.45% 7/15/20	4,765,000	4,795,771
Nevada Power 2.75% 4/15/20	2,110,000	2,117,749
NextEra Energy Capital Holdings 3.15% 4/1/24	4,520,000	4,641,547
NRG Energy 144A 3.75% 6/15/24 #	3,960,000	4,070,005
NV Energy 6.25% 11/15/20	2,350,000	2,471,237
Vistra Operations 144A 3.55% 7/15/24 #	4,230,000	4,257,618

		66,305,831

Energy - 1.95%
Continental Resources 3.80% 6/1/24	4,455,000	4,583,538
Enbridge Energy Partners
4.375% 10/15/20	1,095,000	1,120,008
5.20% 3/15/20	225,000	228,915
Enterprise Products Operating 3.125% 7/31/29	1,475,000	1,485,730
Marathon Oil 2.80% 11/1/22	2,310,000	2,320,644
ONEOK 7.50% 9/1/23	4,745,000	5,557,407
Sabine Pass Liquefaction 5.75% 5/15/24	4,505,000	5,011,307
Schlumberger Holdings 144A 3.75% 5/1/24 #	5,865,000	6,122,350

		26,429,899

Finance Companies - 1.29%
Aviation Capital Group
144A 2.875% 1/20/22 #	5,430,000	5,468,985
144A 4.375% 1/30/24 #	335,000	352,880
Avolon Holdings Funding
144A 3.95% 7/1/24 #	3,485,000	3,575,018
144A 4.375% 5/1/26 #	620,000	638,879
International Lease Finance 8.625% 1/15/22	6,480,000	7,397,437

		17,433,199

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance - 0.40%
AXA Equitable Holdings 3.90% 4/20/23	1,985,000	$2,068,667
UnitedHealth Group 3.50% 2/15/24	1,225,000	1,284,445
Willis North America 3.60% 5/15/24	1,965,000	2,032,047

		5,385,159

Natural Gas - 0.13%
NiSource 5.65%µy	1,850,000	1,805,073

		1,805,073

Technology - 0.98%
International Business Machines 3.00% 5/15/24	2,260,000	2,322,739
Microchip Technology
3.922% 6/1/21	1,240,000	1,262,496
4.333% 6/1/23	2,250,000	2,344,363
NXP 144A 4.875% 3/1/24 #	6,825,000	7,323,020

		13,252,618

Total Corporate Bonds (cost $489,298,049)		499,962,933

Non-Agency Asset-Backed Securities - 25.80%
American Express Credit Account Master Trust
Series 2017-2 A 2.844% (LIBOR01M + 0.45%) 9/16/24 •	10,260,000	10,312,499
Series 2017-5 A 2.774% (LIBOR01M + 0.38%) 2/18/25 •	2,425,000	2,427,151
Series 2017-8 A 2.514% (LIBOR01M + 0.12%, Floor 0.12%) 5/16/22 •	3,920,000	3,921,176
Series 2018-5 A 2.734% (LIBOR01M + 0.34%) 12/15/25 •	13,040,000	13,032,163
Series 2018-7 A 2.754% (LIBOR01M + 0.36%) 2/17/26 •	5,650,000	5,645,652
Series 2018-9 A 2.774% (LIBOR01M + 0.38%) 4/15/26 •	3,800,000	3,803,427
Series 2019-2 A 2.67% 11/15/24	8,000,000	8,134,334
ARI Fleet Lease Trust Series 2018-B A2 144A 3.22% 8/16/27 #	8,000,000	8,069,735
BA Credit Card Trust
Series 2017-A1 A1 1.95% 8/15/22	6,430,000	6,416,825
Series 2018-A3 A3 3.10% 12/15/23	1,760,000	1,797,785
Barclays Dryrock Issuance Trust Series 2017-1 A 2.724% (LIBOR01M + 0.33%, Floor 0.33%) 3/15/23 •	6,410,000	6,419,002
BMW Floorplan Master Owner Trust Series 2018-1 A2 144A 2.714% (LIBOR01M + 0.32%) 5/15/23 #•	2,200,000	2,201,506
Cabela’s Credit Card Master Note Trust Series 2015-1A A1 2.26% 3/15/23	5,805,000	5,800,962

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
CarMax Auto Owner Trust Series 2018-1 A2B 2.544% (LIBOR01M + 0.15%) 5/17/21 •	1,301,158	$1,300,860
Chase Issuance Trust
Series 2015-A4 A4 1.84% 4/15/22	7,895,000	7,877,740
Series 2016-A3 A3 2.944% (LIBOR01M + 0.55%) 6/15/23 •	15,735,000	15,846,695
Series 2016-A4 A4 1.49% 7/15/22	754,000	749,267
Series 2017-A1 A 2.694% (LIBOR01M + 0.30%) 1/15/22 •	3,440,000	3,443,951
Series 2017-A2 A 2.794% (LIBOR01M + 0.40%) 3/15/24 •	4,555,000	4,574,531
Series 2018-A1 A1 2.594% (LIBOR01M + 0.20%) 4/17/23 •	5,240,000	5,245,241
Chesapeake Funding II
Series 2017-2A A2 144A 2.844% (LIBOR01M + 0.45%, Floor 0.45%) 5/15/29 #•	1,757,728	1,757,172
Series 2017-4A A2 144A 2.734% (LIBOR01M + 0.34%) 11/15/29 #•	3,193,571	3,189,369
Citibank Credit Card Issuance Trust
Series 2016-A3 A3 2.909% (LIBOR01M + 0.49%) 12/7/23 •	15,395,000	15,498,153
Series 2017-A5 A5 3.024% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 •	1,000,000	1,006,386
Series 2017-A7 A7 2.782% (LIBOR01M + 0.37%) 8/8/24 •	19,325,000	19,369,401
Series 2017-A9 A9 1.80% 9/20/21	1,500,000	1,497,943
Series 2018-A2 A2 2.713% (LIBOR01M + 0.33%) 1/20/25 •	10,455,000	10,447,618
Series 2018-A4 A4 2.759% (LIBOR01M + 0.34%) 6/7/25 •	1,990,000	1,986,814
CNH Equipment Trust Series 2019-A A2 2.96% 5/16/22	5,600,000	5,636,729
Discover Card Execution Note Trust
Series 2017-A7 A7 2.754% (LIBOR01M + 0.36%) 4/15/25 •	10,490,000	10,496,199
Series 2018-A2 A2 2.724% (LIBOR01M + 0.33%) 8/15/25 •	9,375,000	9,355,949
Series 2018-A3 A3 2.624% (LIBOR01M + 0.23%, Floor 0.23%) 12/15/23 •	6,920,000	6,926,229
Enterprise Fleet Financing Series 2017-2 A2 144A 1.97% 1/20/23 #	4,969,951	4,958,976
Ford Credit Auto Lease Trust Series 2018-A A2A 2.71% 12/15/20	5,685,776	5,690,334
Ford Credit Auto Owner Trust Series 2017-A A3 1.67% 6/15/21	3,503,787	3,493,213

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust Series 2017-C A3 2.01% 3/15/22	2,250,000	$2,246,344
Ford Credit Floorplan Master Owner Trust A
Series 2017-1 A2 2.814% (LIBOR01M + 0.42%) 5/15/22 •	425,000	425,781
Series 2017-2 A2 2.744% (LIBOR01M + 0.35%, Floor 0.62%) 9/15/22 •	17,200,000	17,212,002
Series 2018-1 A2 2.674% (LIBOR01M + 0.28%) 5/15/23 •	1,725,000	1,722,781
Series 2018-3 A1 3.52% 10/15/23	3,900,000	4,010,700
GMF Floorplan Owner Revolving Trust
Series 2017-1 A1 144A 2.22% 1/18/22 #	2,150,000	2,147,924
Series 2017-1 A2 144A 2.964% (LIBOR01M + 0.57%) 1/18/22 #•	500,000	501,500
Great American Auto Leasing Series 2019-1 A2 144A 2.97% 6/15/21 #	4,500,000	4,519,980
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	330,325	330,583
Hyundai Auto Lease Securitization Trust
Series 2017-C A3 144A 2.12% 2/16/21 #	2,500,000	2,497,063
Series 2018-A A3 144A 2.81% 4/15/21 #	1,300,000	1,304,912
Invitation Homes Trust Series 2018-SFR1 A 144A 3.094% (LIBOR01M + 0.70%) 3/17/37 #•	3,326,087	3,284,492
Mercedes-Benz Auto Lease Trust Series 2018-B A2 3.04% 12/15/20	3,584,055	3,591,252
Mercedes-Benz Master Owner Trust
Series 2017-BA A 144A 2.814% (LIBOR01M + 0.42%) 5/16/22 #•	7,080,000	7,091,365
Series 2018-BA A 144A 2.734% (LIBOR01M + 0.34%) 5/15/23 #•	2,400,000	2,400,892
MMAF Equipment Finance Series 2015-AA A5 144A 2.49% 2/19/36 #	1,595,000	1,605,172
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 144A 3.034% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #•	600,000	601,183
Nissan Master Owner Trust Receivables
Series 2017-B A 2.824% (LIBOR01M + 0.43%) 4/18/22 •	2,170,000	2,173,677
Series 2017-C A 2.714% (LIBOR01M + 0.32%) 10/17/22 •	3,720,000	3,721,441

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
PFS Financing
Series 2018-A A 144A 2.794% (LIBOR01M + 0.40%) 2/15/22 #•	610,000	$610,100
Series 2018-C A 144A 2.874% (LIBOR01M + 0.48%) 4/15/22 #•	2,900,000	2,899,106
Series 2018-E A 144A 2.844% (LIBOR01M + 0.45%) 10/15/22 #•	3,090,000	3,090,176
Popular ABS Mortgage Pass Through Trust Series 2006-C A4 2.654% (LIBOR01M + 0.25%, Cap 14.00%, Floor 0.25%) 7/25/36 ◆•	610,642	608,059
Tesla Auto Lease Trust Series 2018-B A 144A 3.71% 8/20/21 #	4,171,654	4,233,649
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	439,307	440,183
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	519,734	522,712
Toyota Auto Receivables Owner Trust
Series 2018-A A2B 2.464% (LIBOR01M + 0.07%) 10/15/20 •	2,042,666	2,042,411
Series 2018-C A2B 2.514% (LIBOR01M + 0.12%) 8/16/21 •	2,021,498	2,020,973
Trafigura Securitisation Finance
Series 2017-1A A1 144A 3.244% (LIBOR01M + 0.85%) 12/15/20 #•	7,415,000	7,414,985
Series 2018-1A A1 144A 3.124% (LIBOR01M + 0.73%) 3/15/22 #•	250,000	248,411
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	3,268,953	3,262,901
Series 2017-1A A 144A 2.06% 9/20/21 #	3,379,716	3,375,076
Series 2017-3A A1B 144A 2.653% (LIBOR01M + 0.27%) 4/20/22 #•	9,825,000	9,824,990
Series 2018-1A A1B 144A 2.643% (LIBOR01M + 0.26%) 9/20/22 #•	5,070,000	5,067,501
Series 2019-A A1A 2.93% 9/20/23	3,445,000	3,505,258
Series 2019-B A1B 2.891% (LIBOR01M + 0.45%) 12/20/23 •	1,500,000	1,499,992
Volkswagen Auto Loan Enhanced Trust Series 2018-1 A2B 2.563% (LIBOR01M + 0.18%) 7/20/21 •	794,379	794,502
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 2.894% (LIBOR01M + 0.50%) 11/15/22 #•	15,000,000	15,043,388

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Wheels SPV 2 Series 2018-1A A2 144A 3.06% 4/20/27 #	2,862,817	$2,878,193

Total Non-Agency Asset-Backed Securities (cost $348,666,452)		349,102,597

Non-Agency Collateralized Mortgage Obligations - 0.47%
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #•	482,319	485,746
JPMorgan Mortgage Trust Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	650,000	644,085
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #•	335,018	339,832
Series 2017-4 A1 144A 3.50% 7/25/47 #•	454,059	459,267
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.982% (LIBOR03M + 0.39%) 1/21/70 #•	4,400,000	4,384,323

Total Non-Agency Collateralized Mortgage Obligations (cost $6,318,081)		6,313,253

Non-Agency Commercial Mortgage-Backed Security - 0.04%
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	685,280	473,104

Total Non-Agency Commercial Mortgage-Backed Security (cost $726,724)		473,104

Sovereign Bond - 1.04%
Japan - 1.04%
Japan Bank for International Cooperation 3.095% (LIBOR03M + 0.57%) 2/24/20 •	14,030,000	14,082,848

Total Sovereign Bond (cost $14,136,025)		14,082,848

Supranational Banks - 1.79%
Inter-American Development Bank 2.412% (LIBOR01M + 0.00%) 10/9/20 •	10,530,000	10,523,420

Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

	Principal amount°	Value (US $)
Supranational Banks (continued)
International Bank for Reconstruction & Development 2.70% 5/16/22	13,500,000	$13,684,158

Total Supranational Banks (cost $24,017,860)		24,207,578

US Treasury Obligations - 8.09%
US Treasury Notes
2.125% 3/31/24	18,625,000	18,929,111
2.25% 3/31/21	320,000	322,456
2.625% 2/15/29	85,625,000	90,255,771

Total US Treasury Obligations (cost $105,448,120)		109,507,338

	Number of shares

Preferred Stock - 0.20%
Morgan Stanley 5.55% µ	2,500,000	2,528,075
USB Realty 144A 3.744% (LIBOR03M + 1.147%)#•	200,000	170,304

Total Preferred Stock (cost $2,655,000)		2,698,379

Short-Term Investments - 6.50%
Money Market Mutual Funds - 1.16%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.29%)	3,148,527	3,148,147

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.26%)	3,148,526	$3,148,143
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.27%)	3,148,526	3,148,151
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.25%)	3,148,526	3,148,144
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.23%)	3,148,526	3,148,135

		15,740,720

	Principal amount°
US Treasury Obligations - 5.34%≠
US Treasury Bills
0.875% 7/31/19	11,910,000	11,896,570
1.00% 8/31/19	19,970,000	19,927,867
1.75% 9/30/19	40,460,000	40,419,698

		72,244,135

Total Short-Term Investments (cost $87,876,795)		87,984,855

Total Value of Securities - 99.69% (cost $1,331,751,141)	$1,348,736,189

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2019, the aggregate value of Rule 144A securities was $199,087,194, which represents 14.72% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
y	No contractual maturity date.
•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series Schedule of investments (continued)

The following swap contract was outstanding at June 30, 2019:1

Swap Contract

CDS Contract2

Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared/ Protection Purchased:
CDX.NA.HY.32[5] 6/20/24 - Quarterly	27,000,000	5.00%	$(2,025,531)	$(1,518,940)	$(506,591)	$(12,861)

The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(29,439). 5Markit’s CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:

ARM - Adjustable Rate Mortgage

BA - Bank of America

CDS - Credit Default Swap

CDX.NA.HY - Credit Default Swap Index North America High Yield

FDIC - Federal Deposit Insurance Corporation

FREMF - Freddie Mac Multifamily

GNMA - Government National Mortgage Association

GS - Goldman Sachs

H15T1Y - US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

ICE - Intercontinental Exchange

LB - Lehman Brothers

LIBOR - London Interbank Exchange

LIBOR01M - ICE LIBOR USD 1 Month

LIBOR03M - ICE LIBOR USD 3 Month

LIBOR06M - ICE LIBOR USD 6 Month

LIBOR12M - ICE LIBOR USD 1 Year

NCUA - National Credit Union Administration

REMIC - Real Estate Mortgage Investment Conduit

S.F. - Single Family

USD - US Dollar

yr - Year

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-10

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series Statement of assets and liabilities	June 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$1,348,736,189
Cash collateral due from broker for swap contracts	2,981,797
Interest receivable	7,014,463
Receivable for series shares sold	109,402
Receivable for securities sold	557

Total assets	1,358,842,408

Liabilities:
Cash due to custodian	526,838
Upfront payments received on credit default swaps contracts	1,518,940
Payable for securities purchased	1,474,336
Distribution payable	633,798
Payable for series shares redeemed	602,772
Investment management fees payable to affiliates	530,006
Distribution fees payable to affiliates	303,172
Other accrued expenses	186,849
BNY Mellon administration fees payable	46,500
Swaps payments payable	41,250
Audit and tax fees payable	24,980
Variation margin due to broker on centrally cleared credit default swap contracts	12,861
Custody fees payable	8,368
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,320
Trustees’ fees and expenses payable to affiliates	4,727
Accounting and administration expenses payable to affiliates	4,511
Legal fees payable to affiliates	1,974
Reports and statements to shareholders expenses payable to affiliates	1,172

Total liabilities	5,931,374

Total Net Assets	$1,352,911,034

Net Assets Consist of:
Paid-in capital	$1,376,350,206
Total distributable earnings (loss)	(23,439,172)

Total Net Assets	$1,352,911,034

Net Asset Value
Standard Class:
Net assets	$120,515,392
Shares of beneficial interest outstanding, unlimited authorization, no par	12,310,798
Net asset value per share	$9.79

Service Class:
Net assets	$1,232,395,642
Shares of beneficial interest outstanding, unlimited authorization, no par	126,733,468
Net asset value per share	$9.72
[1] Investments, at cost	$1,331,751,141

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-11

Delaware VIP® Trust —

Delaware VIP Limited-Term Diversified Income Series

Statement of operations

Six months ended June 30, 2019 (Unaudited)

Investment Income:
Interest	$20,938,554
Dividends	224,691

21,163,245

Expenses:
Management fees	3,322,023
Distribution expenses - Service Class	1,810,814
Accounting and administration expenses	144,766
Reports and statements to shareholders expenses	98,394
Dividend disbursing and transfer agent fees and expenses	58,436
Trustees’ fees and expenses	43,689
Legal fees	41,641
Custodian fees	26,628
Custodian fees	26,517
Registration fees	8,621
Other	35,917

5,617,446
Less expenses paid indirectly	(13,025)

Total operating expenses	5,604,421

Net Investment Income	15,558,824

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,343,408
Swap contracts	(337,123)

Net realized gain	3,006,285

Net change in unrealized appreciation (depreciation) of:
Investments	30,209,496
Swap contracts	(1,598,743)

Net change in unrealized appreciation (depreciation)	28,610,753

Net Realized and Unrealized Gain	31,617,038

Net Increase in Net Assets Resulting from Operations	$47,175,862

Delaware VIP Trust —

Delaware VIP Limited-Term Diversified Income Series

Statements of changes in net assets

	Six months ended 6/30/19 (Unaudited)	Year ended 12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$15,558,824	$26,199,419
Net realized gain (loss)	3,006,285	(13,569,780)
Net change in unrealized appreciation (depreciation)	28,610,753	(12,400,759)

Net increase in net assets resulting from operations	47,175,862	228,880

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(2,694,686)	(3,043,622)
Service Class	(15,526,251)	(31,121,454)

	(18,220,937)	(34,165,076)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	15,523,435	178,484,132
Service Class	30,785,169	41,914,297

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	2,658,085	2,913,489
Service Class	15,655,357	30,855,015

	64,622,046	254,166,933

Cost of shares redeemed:
Standard Class	(161,607,978)	(18,087,997)
Service Class	(59,403,766)	(139,860,998)

	(221,011,744)	(157,948,995)

Increase in net assets derived from capital share transactions	(156,389,698)	96,217,938

Net Increase (Decrease) in Net Assets	(127,434,773)	62,281,742

Net Assets:
Beginning of period	1,480,345,807	1,418,064,065

End of period	$1,352,911,034	$1,480,345,807

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-12

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Six months ended 6/30/19[1]	Year ended
	(Unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.59	$9.83	$9.82	$9.78	$9.87	$9.86
Income (loss) from investment operations:
Net investment income[2]	0.12	0.21	0.15	0.11	0.13	0.12
Net realized and unrealized gain (loss)	0.22	(0.19)	0.06	0.09	(0.05)	0.05

Total from investment operations	0.34	0.02	0.21	0.20	0.08	0.17

Less dividends and distributions from:
Net investment income	(0.14)	(0.26)	(0.20)	(0.16)	(0.17)	(0.16)

Total dividends and distributions	(0.14)	(0.26)	(0.20)	(0.16)	(0.17)	(0.16)

Net asset value, end of period	$ 9.79	$9.59	$9.83	$9.82	$9.78	$9.87

Total return[3]	3.55%	0.24%	2.17%	2.09%	0.78%	1.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120,515	$260,009	$98,895	$81,412	$62,646	$59,362
Ratio of expenses to average net assets	0.54%	0.54%	0.55%	0.55%	0.56%	0.56%
Ratio of net investment income to average net assets	2.61%	2.14%	1.49%	1.15%	1.36%	1.22%
Portfolio turnover	39%	125%	135%	143%	128%	113%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-13

Delaware VIP® Limited-Term Diversified Income Series Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Six months ended 6/30/19[1]	Year ended
	(Unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.53	$9.76	$9.75	$9.72	$9.80	$9.79
Income (loss) from investment operations:
Net investment income[2]	0.10	0.18	0.12	0.09	0.11	0.10
Net realized and unrealized gain (loss)	0.21	(0.18)	0.07	0.08	(0.05)	0.04

Total from investment operations	0.31	—	0.19	0.17	0.06	0.14

Less dividends and distributions from:
Net investment income	(0.12)	(0.23)	(0.18)	(0.14)	(0.14)	(0.13)

Total dividends and distributions	(0.12)	(0.23)	(0.18)	(0.14)	(0.14)	(0.13)

Net asset value, end of period	$ 9.72	$9.53	$9.76	$9.75	$9.72	$9.80

Total return[3]	3.30%	0.04%	1.92%	1.73%	0.62%	1.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,232,396	$1,220,337	$1,319,169	$1,325,979	$1,370,899	$1,405,542
Ratio of expenses to average net assets	0.84%	0.82%	0.80%	0.80%	0.81%	0.81%
Ratio of expenses to average net assets prior to fees waived	0.84%	0.84%	0.85%	0.85%	0.86%	0.86%
Ratio of net investment income to average net assets	2.31%	1.86%	1.24%	0.90%	1.11%	0.97%
Ratio of net investment income to average net assets prior to fees waived	2.31%	1.84%	1.19%	0.85%	1.06%	0.92%
Portfolio turnover	39%	125%	135%	143%	128%	113%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-14

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series Notes to financial statements June 30, 2019 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Series is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of a trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended Dec. 31, 2016–Dec. 31, 2018), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2019, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2019, the Series held no investments in repurchase agreements.

Limited-Term Diversified Income Series-15

Delaware VIP® Limited-Term Diversified Income Series Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

To Be Announced Trades (TBA) — The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $13,024 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.55% of the Series’ average daily net assets from April 30, 2019 through June 30, 2019.* Prior to April 30, 2019, the expenses were capped at 0.56% of the Series’ average daily net assets. These expense waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2019, the Series was charged $28,379 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2019, the Series was charged $52,268 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the

Limited-Term Diversified Income Series-16

Delaware VIP® Limited-Term Diversified Income Series Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2019, the Series was charged $21,795 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Fund and the amount of shares that are owned of the Underlying Fund at different times.

*The aggregate contractual waiver period covering this report is from May 1, 2018 through April 30, 2020.

3. Investments

For the six months ended June 30, 2019, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$326,222,489
Purchases of US government securities	181,994,647
Sales other than US government securities	485,611,594
Sales of US government securities	311,618,168

At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

	Aggregate Unrealized	Aggregate Unrealized	Net Unrealized
Cost of Investments and Derivatives	Appreciation of Investments and Derivatives	Depreciation of Investments and Derivatives	Appreciation of Investments and Derivatives
$1,333,195,099	$16,936,064	$(5,446,036)	$11,490,028

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

The Series has capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$16,664,156	$17,726,625	$34,390,781

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 - Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Limited-Term Diversified Income Series-17

Delaware VIP® Limited-Term Diversified Income Series Notes to financial statements (continued)

3. Investments (continued)

Level 2 - Other observable inputs, including but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 - Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Total
Securities:
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$610,292,258	$610,292,258
Corporate Debt	—	499,962,933	499,962,933
Foreign Debt	—	38,290,426	38,290,426
US Treasury Obligations	—	109,507,338	109,507,338
Preferred Stock	—	2,698,379	2,698,379
Short-Term Investments	15,740,720	72,244,135	87,984,855

Total Value of Securities	$15,740,720	$1,332,995,469	$1,348,736,189

Derivatives[1]:
Liabilities:
Swap Contracts	$—	$(506,591)	$(506,591)

1Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2019, there were no Level 3 investments.

Limited-Term Diversified Income Series-18

Delaware VIP® Limited-Term Diversified Income Series Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/19	Year ended 12/31/18
Shares sold:
Standard Class	1,604,438	18,614,807
Service Class	3,195,968	4,354,095
Shares issued upon reinvestment of dividends and distributions:
Standard Class	274,781	302,220
Service Class	1,626,958	3,219,800

	6,702,145	26,490,922

Shares redeemed:
Standard Class	(16,678,738)	(1,869,984)
Service Class	(6,185,177)	(14,614,581)

	(22,863,915)	(16,484,565)

Net increase	(16,161,770)	10,006,357

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Series had no amounts outstanding as of June 30, 2019 or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Swap Contracts

The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2019, the Series entered into CDS contracts as a purchaser of protection. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Limited-Term Diversified Income Series-19

Delaware VIP® Limited-Term Diversified Income Series Notes to financial statements (continued)

6. Derivatives (continued)

Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2019, the Series did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) For bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2)for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2019, the Series entered in to CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At June 30, 2019, the Series experienced net realized and unrealized gains or losses attributable to credit contracts which are disclosed on the “Statement of asset and liabilities” as “Variation margin due to brokers on centrally cleared credit default swap contracts” and on the “Statement of operations” as “Net realized loss on swap contracts.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2019.

	Long Derivative Volume	Short Derivative Volume
CDS contracts (average notional value)*	$26,810,565	$—

*Long represents buying protection and short represents selling protection.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to

Limited-Term Diversified Income Series-20

Delaware VIP® Limited-Term Diversified Income Series Notes to financial statements (continued)

changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2019, the Series had no securities out on loan.

8. Credit and Market Risk

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations held by the Series that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2019, Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

Limited-Term Diversified Income Series-21

Delaware VIP® Limited-Term Diversified Income Series Notes to financial statements (continued)

10. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has determined that the impact of this guidance to the Series’ net assets at the end of the period is not material; therefore, the amount is not disclosed for the six months ended June 30, 2019.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in the Series’ financial statements.

Limited-Term Diversified Income Series-22

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® Limited-Term Diversified Income Series at a meeting held February 27-28, 2019

At a meeting held on Feb. 27-28, 2019, the Board of Trustees (the “Board”) of Delaware VIP® Limited-Term Diversified Income Series (the “Series”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved new Sub-Advisory Agreements between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), and Macquarie Investment Management Global Limited (“MIMGL”), respectively. MIMEL, MIMAK, and MIMGL may also be referenced as “sub-advisors” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL, MIMAK, and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL, MIMAK, and MIMGL, respectively. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL, MIMAK, and MIMGL; information concerning MIMEL’s, MIMAK’s, and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s, MIMAK’s, and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL, MIMAK, and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by the Sub-Advisors, the Board reviewed the services to be provided by each Sub-Advisor pursuant to each Sub-Advisory Agreement and as described at the meeting. The Board reviewed materials provided by the Sub-Advisors regarding the experience and qualifications of the personnel who will be responsible for providing services to the Series. The Board also considered relevant performance information provided with respect to each Sub-Advisor. In discussing the nature of the services proposed to be provided by the Sub-Advisors, it was observed that, unlike traditional sub-advisors who make all of the investment related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Series’ investment manager) and the Sub-Advisors as currently contemplated is primarily more of a collaborative effort between DMC and the Sub-Advisors and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of the Series’ strategy to the Sub-Advisors who would be permitted to execute Series trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and the Series’ named portfolio managers will continue to retain principal responsibility for the Series’ strategy and investment process and be primarily responsible for the day-to-day management of the Series’ portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by the Sub-Advisors to the Series and its shareholders and was confident in the abilities of the Sub-Advisors to provide quality services to the Series and its shareholders.

Investment performance. In regards to the appointment of the Sub-Advisors for the Series, the Board reviewed information on prior performance for the Sub-Advisors. In evaluating performance, the Board considered that the Sub-Advisors would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for the Series would retain principal responsibility for the Series’ strategy as described above. In addition, the Board considered that the Sub-Advisors would also execute Series security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize a Sub-Advisor’s specialized market knowledge.

Sub-advisory fees. The Board considered that DMC would pay the Sub-Advisors a sub-advisory fee based on the extent to which a Sub-Advisor provides services to the Series as described in the Sub-Advisory Agreements. In considering the appropriateness of the sub-advisory fees, the Board also reviewed and considered the fees in light of the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Advisor, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each Sub-Advisor and are not additional fees borne by the Series, and that the management fee paid by the Series to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fees to be paid to each Sub-Advisor based on a projection of Sub-Advisor allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangements would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be provided by the Sub-Advisors to the Series, there were no comparable accounts and corresponding fees to which the Sub-Advisors were able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and the Sub-Advisors, the proposed fee arrangement was understandable and reasonable.

Limited-Term Diversified Income Series-23

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series Other Series information (Unaudited)

Board consideration of sub-advisory agreements for Delaware VIP® Limited-Term Diversified Income Series at a meeting held February 27-28, 2019 (continued)

Profitability, economies of scale, and fall-out benefits. Information about each Sub-Advisor’s profitability from its relationship with the Series was not available because it had not begun to provide services to the Series. With regard to potential fall-out benefits derived or to be derived by the Sub-Advisors and their affiliates in connection with their relationship to the Series, the Board considered the potential benefit to DMC and the Sub-Advisors of marketing a global approach on the portfolio management of their fixed income investment strategies. The Trustees also noted that economies of scale are shared with the Series and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Series so that as the Series grows in size, its effective investment management fee rate declines.

Limited-Term Diversified Income Series-24

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series Other Series information (Unaudited)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Series’ Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q or Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) the SEC’s website at sec.gov.

SA-VIPLTD 22329 (8/19) (912909)	Limited-Term Diversified Income Series-25

Delaware VIP® Trust

Delaware VIP REIT Series

June 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2019, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP REIT Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2019 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series

Disclosure of Series expenses

For the six-month period from January 1, 2019 to June 30, 2019 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2019 to June 30, 2019.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/19 to
	1/1/19	6/30/19	Ratio	6/30/19*

Actual Series return†
Standard Class	$1,000.00	$1,181.80	0.83%	$4.49
Service Class	1,000.00	1,180.40	1.13%	6.11

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.68	0.83%	$4.16
Service Class	1,000.00	1,019.19	1.13%	5.66

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage of
Security type / sector	net assets
Common Stock	98.55%
Diversified REITs	1.54%
Healthcare	5.43%
Healthcare REITs	8.98%
Hotel REITs	4.95%
Industrial REITs	11.56%
Information Technology REITs	9.44%
Mall REITs	4.77%
Manufactured Housing REITs	5.48%
Mixed REIT	1.52%
Multifamily REITs	19.14%
Office REITs	9.14%
Self-Storage REITs	5.59%
Shopping Center REITs	4.10%
Single Tenant REITs	3.73%
Specialty REITs	3.18%
Short-Term Investments	1.36%
Total Value of Securities	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Prologis	7.64%
Equinix	5.88%
Welltower	5.60%
Brookdale Senior Living	5.44%
AvalonBay Communities	4.98%
Simon Property Group	4.24%
Camden Property Trust	3.96%
HCP	3.38%
UDR	3.26%
STORE Capital	3.08%

REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series

Schedule of investments

June 30, 2019 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.55%
Diversified REITs – 1.54%
Cousins Properties	156,404	$5,657,124
Vornado Realty Trust	12,907	827,339

		6,484,463

Healthcare – 5.43%
Brookdale Senior Living †	3,173,938	22,884,093

		22,884,093

Healthcare REITs – 8.98%
HCP	444,603	14,218,404
Welltower	289,256	23,583,042

		37,801,446

Hotel REITs – 4.95%
Host Hotels & Resorts	300,529	5,475,638
MGM Growth Properties Class A	172,256	5,279,646
Park Hotels & Resorts	252,033	6,946,030
RLJ Lodging Trust	176,339	3,128,254

		20,829,568

Industrial REITs – 11.56%
Duke Realty	232,428	7,347,049
Prologis	401,646	32,171,845
Rexford Industrial Realty	226,996	9,163,829

		48,682,723

Information Technology REITs – 9.44%
American Tower	41,842	8,554,597
Equinix	49,070	24,745,510
QTS Realty Trust Class A	98,229	4,536,215
SBA Communications †	8,535	1,919,009

		39,755,331

Mall REITs – 4.77%
Simon Property Group	111,862	17,871,073
Taubman Centers	54,044	2,206,617

		20,077,690

Manufactured Housing REITs – 5.48%
Equity LifeStyle Properties	84,545	10,258,690
Sun Communities	100,046	12,824,897

		23,083,587

Mixed REIT – 1.52%
Liberty Property Trust	127,907	6,400,466

		6,400,466

Multifamily REITs – 19.14%
Apartment Investment & Management Class A	216,110	10,831,433
AvalonBay Communities	103,203	20,968,786
Camden Property Trust	159,751	16,676,407
Equity Residential	151,744	11,520,404
Essex Property Trust	23,439	6,842,547

	Number of	Value
	shares	(US $)
Common Stock (continued)
Multifamily REITs (continued)
UDR	305,772	$13,726,105

		80,565,682

Office REITs – 9.14%
Alexandria Real Estate Equities	33,014	4,657,945
Boston Properties	91,130	11,755,770
Hudson Pacific Properties	239,387	7,964,406
Kilroy Realty	99,256	7,326,085
VEREIT	752,107	6,776,484

		38,480,690

Self-Storage REITs – 5.59%
CubeSmart	258,390	8,640,562
Extra Space Storage	104,322	11,068,564
Public Storage	16,107	3,836,204

		23,545,330

Shopping Center REITs – 4.10%
Kimco Realty	291,840	5,393,203
Regency Centers	119,125	7,950,404
SITE Centers	294,985	3,905,601

		17,249,208

Single Tenant REITs – 3.73%
National Retail Properties	51,377	2,723,495
STORE Capital	390,623	12,964,777

		15,688,272

Specialty REITs – 3.18%
Cushman & Wakefield †	81,940	1,465,087
EPR Properties	33,233	2,478,849
Invitation Homes	354,067	9,464,211

		13,408,147

Total Common Stock (cost $379,586,555)		414,936,696

Short– Term Investments – 1.36%
Money Market Mutual Funds – 1.36%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.29%)	1,141,798	1,141,679
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.26%)	1,141,798	1,141,677
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.27%)	1,141,798	1,141,680
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.25%)	1,141,798	1,141,678

REIT Series– 3

Delaware VIP® REIT Series

Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.23%)	1,141,798	$1,141,674

Total Short-Term Investments (cost $5,708,388)		5,708,388

Total Value of Securities – 99.91% (cost $385,294,943)	$420,645,084

† Non-income producing security.

Summary of abbreviations:

GS - Goldman Sachs

REIT - Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

REIT Series-4

Delaware VIP® Trust — Delaware VIP REIT Series
Statement of assets and liabilities	June 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$420,645,084
Cash	62,253
Dividends and interest receivable	1,579,384
Receivable for securities sold	891,541
Receivable for series shares sold	91,652

Total assets	423,269,914

Liabilities:
Payable for securities purchased	1,774,912
Management fees payable to affiliates	257,350
Other accrued expenses	103,998
Distribution fees payable to affiliates	48,335
Payable for series shares redeemed	29,455
Audit and tax fees payable	17,130
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,607
Accounting and administration expenses payable to affiliates	1,640
Trustees’ fees and expenses payable to affiliates	1,450
Legal fees payable to affiliates	601
Reports and statements to shareholders expenses payable to affiliates	365

Total liabilities	2,237,843

Total Net Assets	$421,032,071

Net Assets Consist of:
Paid-in capital	$406,505,322
Total distributable earnings (loss)	14,526,749

Total Net Assets	$421,032,071

Net Asset Value
Standard Class:
Net assets	$225,901,404
Shares of beneficial interest outstanding, unlimited authorization, no par	16,505,105
Net asset value per share	$13.69

Service Class:
Net assets	$195,130,667
Shares of beneficial interest outstanding, unlimited authorization, no par	14,268,618
Net asset value per share	$13.68

[1] Investments, at cost	$385,294,943

See accompanying notes, which are an integral part of the financial statements.

REIT Series-5

Delaware VIP® Trust —

Delaware VIP REIT Series

Statement of operations

Six months ended June 30, 2019 (Unaudited)

Investment Income:
Dividends	$6,799,996
Interest	53,830

6,853,826

Expenses:
Management fees	1,536,568
Distribution expenses — Service Class	285,780
Accounting and administration expenses	56,804
Reports and statements to shareholders expenses	41,542
Dividend disbursing and transfer agent fees and expenses	17,196
Audit and tax fees	15,938
Trustees’ fees and expenses	12,610
Legal fees	11,151
Custodian fees	7,761
Registration fees	34
Other	6,238

1,991,622
Less expenses waived	(6,416)
Less expenses paid indirectly	(985)

Total operating expenses	1,984,221

Net Investment Income	4,869,605

Net Realized and Unrealized Gain:
Net realized gain on investments	8,720,418
Net change in unrealized appreciation (depreciation) of investments	53,082,636

Net Realized and Unrealized Gain	61,803,054

Net Increase in Net Assets Resulting from Operations	$66,672,659

Delaware VIP Trust —

Delaware VIP REIT Series

Statements of changes in net assets

	Six months
	ended	Year
	6/30/19	ended
	(Unaudited)	12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,869,605	$8,715,660
Net realized gain (loss)	8,720,418	(19,278,522)
Net change in unrealized appreciation (depreciation)	53,082,636	(19,518,669)

Net increase (decrease) in net assets resulting from operations	66,672,659	(30,081,531)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(4,838,436)	(11,357,786)
Service Class	(3,675,428)	(9,640,377)

	(8,513,864)	(20,998,163)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	4,086,177	8,399,074
Service Class	3,199,238	8,627,567
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	4,838,436	11,357,786
Service Class	3,675,428	9,640,377

	15,799,279	38,024,804

Cost of shares redeemed:
Standard Class	(12,885,226)	(29,374,577)
Service Class	(12,401,323)	(32,733,061)

	(25,286,549)	(62,107,638)

Decrease in net assets derived from capital share transactions	(9,487,270)	(24,082,834)

Net Increase (decrease) in Net Assets	48,671,525	(75,162,528)

Net Assets:
Beginning of period	372,360,546	447,523,074

End of period	$421,032,071	$372,360,546

See accompanying notes, which are an integral part of the financial statements.

REIT Series-6

Delaware VIP® Trust — Delaware VIP REIT Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP REIT Series Standard Class
	Six months
	ended
	6/30/19[1]			Year ended
	(Unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$11.85	$13.49	$15.57	$15.89	$15.50	$12.14

Income (loss) from investment operations:
Net investment income[2]	0.17	0.28	0.27	0.22	0.21	0.20
Net realized and unrealized gain (loss)	1.97	(1.27)	(0.03)	0.67	0.37	3.35

Total from investment operations	2.14	(0.99)	0.24	0.89	0.58	3.55

Less dividends and distributions from:
Net investment income	(0.30)	(0.27)	(0.24)	(0.21)	(0.19)	(0.19)
Net realized gain	—	(0.38)	(2.08)	(1.00)	—	—

Total dividends and distributions	(0.30)	(0.65)	(2.32)	(1.21)	(0.19)	(0.19)

Net asset value, end of period	$13.69	$11.85	$13.49	$15.57	$15.89	$15.50

Total return[3]	18.18%	(7.22% )	1.54%	5.87%	3.75%	29.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$225,901	$198,904	$235,390	$251,083	$244,618	$260,182
Ratio of expenses to average net assets	0.83%	0.83%	0.84%	0.83%	0.85%	0.84%
Ratio of net investment income to average net assets	2.52%	2.23%	1.94%	1.39%	1.32%	1.41%
Portfolio turnover	45%	111%	173%	130%	75%	84%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-7

Delaware VIP® REIT Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP REIT Series Service Class
	Six months
	ended
	6/30/19[1]			Year ended
	(Unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$11.82	$13.46	$15.54	$15.86	$15.47	$12.12

Income (loss) from investment operations:
Net investment income[2]	0.15	0.24	0.24	0.18	0.17	0.16
Net realized and unrealized gain (loss)	1.97	(1.27)	(0.03)	0.67	0.37	3.35

Total from investment operations	2.12	(1.03)	0.21	0.85	0.54	3.51

Less dividends and distributions from:
Net investment income	(0.26)	(0.23)	(0.21)	(0.17)	(0.15)	(0.16)
Net realized gain	—	(0.38)	(2.08)	(1.00)	—	—

Total dividends and distributions	(0.26)	(0.61)	(2.29)	(1.17)	(0.15)	(0.16)

Net asset value, end of period	$13.68	$11.82	$13.46	$15.54	$15.86	$15.47

Total return[3]	18.04%	(7.52% )	1.27%	5.62%	3.52%	29.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$195,131	$173,457	$212,133	$232,062	$238,103	$251,743
Ratio of expenses to average net assets	1.13%	1.11%	1.09%	1.08%	1.10%	1.09%
Ratio of expenses to average net assets prior to fees waived	1.13%	1.13%	1.14%	1.13%	1.15%	1.14%
Ratio of net investment income to average net assets	2.22%	1.95%	1.69%	1.14%	1.07%	1.16%
Ratio of net investment income to average net assets prior to fees waived	2.22%	1.93%	1.64%	1.09%	1.02%	1.11%
Portfolio turnover	45%	111%	173%	130%	75%	84%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-8

Delaware VIP® Trust — Delaware VIP REIT Series

Notes to financial statements

June 30, 2019 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Series is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objectives of the Series are to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended Dec. 31, 2015–Dec. 31, 2018), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2019, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2019 the Series held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of

REIT Series-9

Delaware VIP® REIT Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $984 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fee, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from April 30, 2019 through June 30, 2019.* The waiver and reimbursement are accrued daily and received monthly. This waiver and reimbursement may only be terminated by agreement of DMC and the Series.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2019, the Series was charged $9,740 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2019, the Series was charged $15,366 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2019, the Series was charged $6,325 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

REIT Series-10

Delaware VIP® REIT Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Fund and the amount of shares that are owned of the Underlying Fund at different times.

*The aggregate contractual waiver period covering this report is from April 30, 2019 through April 30, 2020.

3. Investments

For the six months ended June 30, 2019, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$179,647,596
Sales	189,173,816

At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$385,294,943	$42,225,589	$(6,875,448)	$35,350,141

At Dec. 31, 2018, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
	No Expiration
Short-term	Long-term	Total
$12,243,538	$7,901,034	$20,144,572

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3  investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

REIT Series-11

Delaware VIP® REIT Series

Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2019:

Securities	Level 1
Assets:
Common Stock	$414,936,696
Short-Term Investments	5,708,388

Total Value of Securities	$420,645,084

During the six months ended June 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2019, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/19	Year ended 12/31/18
Shares sold:
Standard Class	312,036	676,737
Service Class	242,885	688,375

Shares issued upon reinvestment of dividends and distributions:
Standard Class	373,624	985,064
Service Class	283,817	836,112

	1,212,362	3,186,288

Shares redeemed:
Standard Class	(965,777)	(2,325,829)
Service Class	(929,428)	(2,614,717)

	(1,895,205)	(4,940,546)

Net (decrease)	(682,843)	(1,754,258)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Series had no amounts outstanding as of June 30, 2019, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial

REIT Series-12

Delaware VIP® REIT Series

Notes to financial statements (continued)

6. Securities Lending (continued)

collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower.

The Series records security lending income net of allocations to the security lending agent and the borrower. The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2019, the Series had no securities out on loan.

7. Credit and Market Risk

The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more widely than that of a fund that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2019, there were no Rule 144A securities held by the Series. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in the Series’ financial statements.

REIT Series-13

Delaware VIP® Trust — Delaware VIP REIT Series

Other Series information (Unaudited)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Series’ Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q or Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPREIT 22330 (8/19) (912909)	REIT Series-14

         Delaware VIP® Trust

         Delaware VIP Small Cap Value Series

         June 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Disclosure of Series expenses	1

Security type / sector allocation and top 10 equity holdings	2

Schedule of investments	3

Statement of assets and liabilities	5

Statement of operations	6

Statements of changes in net assets	6

Financial highlights	7

Notes to financial statements	9

Other Series information	14

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2019, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2019 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Disclosure of Series expenses

For the six-month period from January 1, 2019 to June 30, 2019 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2019 to June 30, 2019.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*

Actual Series return†
Standard Class	$1,000.00	$1,172.30	0.77%	$4.15
Service Class	1,000.00	1,170.50	1.07%	5.76

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.98	0.77%	$3.86
Service Class	1,000.00	1,019.49	1.07%	5.36

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies in which it invests (Underlying Funds), including business development corporations and exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	97.52%
Basic Industry	5.67%
Business Services	0.81%
Capital Spending	8.91%
Consumer Cyclical	3.55%
Consumer Services	9.55%
Consumer Staples	3.28%
Energy	6.00%
Financial Services[1]	28.97%
Healthcare	3.69%
Real Estate	8.36%
Technology	12.15%
Transportation	1.86%
Utilities	4.72%
Short-Term Investments	2.54%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ prospectus and Statement of Additional Information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of banks, diversified financial services, insurance, and investment companies. As of June 30, 2019, such amounts, as percentage of total net assets, were 21.32%, 2.54%, 4.49%, and 0.62%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Financial Services sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
East West Bancorp	2.56%
MasTec	2.55%
ITT	2.12%
Hancock Whitney	1.89%
Selective Insurance Group	1.82%
Stifel Financial	1.74%
Webster Financial	1.65%
Teradyne	1.61%
Berry Global Group	1.60%
Meritage Homes	1.59%

Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Schedule of investments

June 30, 2019 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.52% ²
Basic Industry – 5.67%
Berry Global Group †	369,000	$19,405,710
Ferro †	474,400	7,495,520
HB Fuller	272,500	12,644,000
Louisiana-Pacific	425,300	11,151,366
Olin	830,100	18,187,491

		68,884,087

Business Services – 0.81%
Deluxe	119,000	4,838,540
WESCO International †	98,300	4,978,895

		9,817,435

Capital Spending – 8.91%
Altra Industrial Motion	407,270	14,612,848
Atkore International Group †	419,200	10,844,704
H&E Equipment Services	315,000	9,163,350
ITT	394,200	25,812,216
MasTec †	600,446	30,940,982
Primoris Services	384,400	8,045,492
Rexnord †	292,700	8,845,394

		108,264,986

Consumer Cyclical – 3.55%
Barnes Group	205,800	11,594,772
Knoll	383,693	8,817,265
Meritage Homes †	376,800	19,344,912
Standard Motor Products	76,101	3,450,419

		43,207,368

Consumer Services – 9.55%
Asbury Automotive Group †	84,800	7,152,032
Cable One	10,200	11,944,098
Caleres	282,000	5,617,440
Cheesecake Factory	179,100	7,830,252
Choice Hotels International	180,400	15,696,604
Cinemark Holdings	293,513	10,595,819
Cracker Barrel Old Country Store	54,500	9,304,785
International Speedway Class A	108,200	4,857,098
Meredith	134,050	7,380,793
Steven Madden	227,050	7,708,347
Texas Roadhouse	125,500	6,735,585
UniFirst	77,700	14,651,889
Wolverine World Wide	240,700	6,628,878

		116,103,620

Consumer Staples – 3.28%
Core-Mark Holding	187,269	7,438,325
J&J Snack Foods	67,500	10,864,125
Performance Food Group †	193,795	7,757,614
Scotts Miracle-Gro	95,100	9,367,350
Spectrum Brands Holdings	82,800	4,452,156

		39,879,570

Energy – 6.00%
Callon Petroleum †	1,295,300	8,536,027
Delek US Holdings	321,000	13,006,920
Dril-Quip †	140,500	6,744,000
Ensco Rowan Class A	474,618	4,048,492

	Number of shares	Value (US $)
Common Stock ² (continued)
Energy (continued)
Helix Energy Solutions Group †	894,900	$7,722,987
KLX Energy Services Holdings †	53,920	1,101,586
Oasis Petroleum †	1,108,000	6,293,440
Patterson-UTI Energy	887,000	10,209,370
SM Energy	681,800	8,536,136
Whiting Petroleum †	358,325	6,693,511

		72,892,469

Financial Services – 28.97%
American Equity Investment Life Holding	514,900	13,984,684
Bank of NT Butterfield & Son	171,500	5,824,140
Community Bank System	171,400	11,284,976
East West Bancorp	665,436	31,122,442
First Financial Bancorp	558,400	13,524,448
First Hawaiian	524,600	13,571,402
First Interstate BancSystem Class A	281,100	11,134,371
First Midwest Bancorp	581,800	11,909,446
FNB	1,457,100	17,150,067
Great Western Bancorp	469,600	16,774,112
Hancock Whitney	574,200	23,002,452
Hanover Insurance Group	144,800	18,577,840
Legg Mason	252,300	9,658,044
Main Street Capital (BDC)	182,400	7,500,288
NBT Bancorp	282,000	10,577,820
Prosperity Bancshares	171,100	11,301,155
S&T Bancorp	203,942	7,643,746
Selective Insurance Group	294,990	22,091,801
Stifel Financial	359,000	21,202,540
Umpqua Holdings	913,800	15,159,942
Valley National Bancorp	1,412,500	15,226,750
Webster Financial	420,000	20,063,400
WesBanco	273,300	10,535,715
Western Alliance Bancorp †	299,700	13,402,584

		352,224,165

Healthcare – 3.69%
Avanos Medical †	242,000	10,553,620
Catalent †	213,300	11,562,993
Service Corp. International	201,400	9,421,492
STERIS	89,898	13,384,014

		44,922,119

Real Estate – 8.36%
Brandywine Realty Trust	947,133	13,562,945
Highwoods Properties	276,100	11,402,930
Lexington Realty Trust	1,077,400	10,138,334
Life Storage	111,500	10,601,420
Outfront Media	721,700	18,612,643
RPT Realty	628,700	7,613,557
Spirit Realty Capital	259,900	11,087,334
Summit Hotel Properties	725,600	8,322,632
Washington Real Estate Investment Trust	384,400	10,275,012

		101,616,807

Small Cap Value Series-3

Delaware VIP® Small Cap Value Series

Schedule of investments (continued)

	Number of shares	Value (US $)

Common Stock ² (continued)
Technology – 12.15%
Cirrus Logic †	154,300	$6,742,910
Coherent †	44,700	6,095,739
CommScope Holding †	335,845	5,282,842
Flex †	834,900	7,989,993
MaxLinear †	257,900	6,045,176
NCR †	329,099	10,234,979
NetScout Systems †	273,463	6,943,226
ON Semiconductor †	647,100	13,077,891
Synopsys †	139,600	17,965,124
Tech Data †	145,329	15,201,413
Teradyne	407,900	19,542,489
Tower Semiconductor †	459,900	7,252,623
TTM Technologies †	644,012	6,568,922
Viavi Solutions †	549,600	7,304,184
Vishay Intertechnology	697,600	11,524,352

		147,771,863

Transportation – 1.86%
Kirby †	74,400	5,877,600
Saia †	96,050	6,211,553
Werner Enterprises	337,900	10,501,932

		22,591,085

	Number of shares	Value (US $)
Common Stock ² (continued)
Utilities – 4.72%
ALLETE	129,100	$10,742,411
Black Hills	212,800	16,634,576
El Paso Electric	198,100	12,955,740
Southwest Gas Holdings	190,100	17,036,762

		57,369,489

Total Common Stock (cost $895,087,355)		1,185,545,063

Short-Term Investments – 2.54%
Money Market Mutual Funds – 2.54%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.29%)	6,180,213	6,175,522
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.26%)	6,180,213	6,175,486
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.27%)	6,180,213	6,175,551
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.25%)	6,180,213	6,175,519
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.23%)	6,180,213	6,175,371

Total Short-Term Investments (cost $30,877,449)		30,877,449

Total Value of Securities – 100.06% (cost $925,964,804)	$1,216,422,512

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

BDC – Business Development Corporation

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series Statement of assets and liabilities	June 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$1,216,422,512
Receivable for securities sold	1,523,891
Dividends and interest receivable	1,419,977
Receivable for series shares sold	90,786

Total assets	1,219,457,166

Liabilities:
Cash due to custodian	3,032
Payable for series shares redeemed	2,673,537
Investment management fees payable to affiliates	696,496
Distribution fees payable to affiliates	195,197
Other accrued expenses	175,420
Audit and tax fees payable	16,735
Dividend disbursing and transfer agent fees and expenses payable to affiliates	7,325
Accounting and administration expenses payable to affiliates	4,011
Trustees’ fees and expenses payable to affiliates	3,984
Legal fees payable to affiliates	1,654
Reports and statements to shareholders expenses payable to affiliates	1,055

Total liabilities	3,778,446

Total Net Assets	$1,215,678,720

Net Assets Consist of:
Paid-in capital	$892,577,899
Total distributable earnings (loss)	323,100,821

Total Net Assets	$1,215,678,720

Net Asset Value:
Standard Class:
Net assets	$405,064,356
Shares of beneficial interest outstanding, unlimited authorization, no par	11,560,662
Net asset value per share	$35.04

Service Class:
Net assets	$810,614,364
Shares of beneficial interest outstanding, unlimited authorization, no par	23,243,318
Net asset value per share	$34.88

[1]Investments, at cost	$925,964,804

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-5

Delaware VIP® Trust — Delaware VIP Small Cap Value Series Statement of operations Six months ended June 30, 2019 (Unaudited)	Delaware VIP Trust — Delaware VIP Small Cap Value Series Statements of changes in net assets

Investment Income:
Dividends	$12,211,300
Interest	138,815

12,350,115

Expenses:
Management fees	4,218,586
Distribution expenses – Service Class	1,180,545
Accounting and administration expenses	125,071
Reports and statements to shareholders expenses	69,041
Dividends disbursing and transfer agent fees and expenses	49,664
Trustees’ fees and expenses	36,617
Legal fees	28,631
Custodian fees	18,339
Audit and tax fees	15,605
Registration fees	27
Other	17,166

5,759,292
Less expenses paid indirectly	(2,814)

Total operating expenses	5,756,478

Net Investment Income	6,593,637

Net Realized and Unrealized Gain:
Net realized gain on investments	26,494,437
Net change in unrealized appreciation (depreciation) of investments	147,686,311

Net Realized and Unrealized Gain	174,180,748

Net Increase in Net Assets Resulting from Operations	$180,774,385

	Six months ended 6/30/19 (Unaudited)	Year ended 12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,593,637	$10,450,426
Net realized gain	26,494,437	95,626,959
Net change in unrealized appreciation (depreciation)	147,686,311	(318,139,961)

Net increase (decrease) in net assets resulting from operations	180,774,385	(212,062,576)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(35,845,943)	(33,424,300)
Service Class	(70,100,727)	(64,378,292)

	(105,946,670)	(97,802,592)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	21,157,006	48,204,956
Service Class	43,147,331	79,818,470

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	35,845,943	33,424,300
Service Class	70,100,726	64,378,292

	170,251,006	225,826,018

Cost of shares redeemed:
Standard Class	(34,402,424)	(59,827,644)
Service Class	(53,139,898)	(90,648,481)

	(87,542,322)	(150,476,125)

Increase in net assets derived from capital share transactions	82,708,684	75,349,893

Net Increase (Decrease) in Net Assets	157,536,399	(234,515,275)

Net Assets:
Beginning of period	1,058,142,321	1,292,657,596

End of period	$1,215,678,720	$1,058,142,321

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-6

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Standard Class
	Six months ended 6/30/19[1]	Year ended
	(unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$32.76	$42.73	$39.84	$33.72	$40.23	$41.72

Income (loss) from investment operations:
Net investment income[2]	0.23	0.41	0.34	0.36	0.33	0.27
Net realized and unrealized gain (loss)	5.43	(7.03)	4.30	9.37	(2.43)	2.06

Total from investment operations	5.66	(6.62)	4.64	9.73	(2.10)	2.33

Less dividends and distributions from:
Net investment income	(0.40)	(0.35)	(0.35)	(0.35)	(0.28)	(0.23)
Net realized gain	(2.98)	(3.00)	(1.40)	(3.26)	(4.13)	(3.59)

Total dividends and distributions	(3.38)	(3.35)	(1.75)	(3.61)	(4.41)	(3.82)

Net asset value, end of period	$35.04	$32.76	$42.73	$39.84	$33.72	$40.23

Total return[3]	17.23%	(16.72%)	12.05%	31.41%	(6.22%)	5.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$405,064	$357,318	$439,612	$429,275	$343,847	$379,542
Ratio of expenses to average net assets[4]	0.77%	0.77%	0.78%	0.79%	0.80%	0.80%
Ratio of net investment income to average net assets	1.31%	1.03%	0.85%	1.05%	0.90%	0.68%
Portfolio turnover	9%	18%	14%	11%	18%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of the Underlying Fund in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-7

Delaware VIP® Small Cap Value Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Service Class
	Six months ended 6/30/19[1]	Year ended
	(unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$32.58	$42.52	$39.67	$33.58	$40.08	$41.58

Income (loss) from investment operations:
Net investment income[2]	0.18	0.29	0.24	0.27	0.24	0.17
Net realized and unrealized gain (loss)	5.39	(6.98)	4.27	9.34	(2.43)	2.06

Total from investment operations	5.57	(6.69)	4.51	9.61	(2.19)	2.23

Less dividends and distributions from:
Net investment income	(0.29)	(0.25)	(0.26)	(0.26)	(0.18)	(0.14)
Net realized gain	(2.98)	(3.00)	(1.40)	(3.26)	(4.13)	(3.59)

Total dividends and distributions	(3.27)	(3.25)	(1.66)	(3.52)	(4.31)	(3.73)

Net asset value, end of period	$34.88	$32.58	$42.52	$39.67	$33.58	$40.08

Total return[3]	17.05%	(16.95%)	11.76%	31.09%	(6.46%)	5.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$810,615	$700,824	$853,046	$794,681	$621,022	$719,263
Ratio of expenses to average net assets[4]	1.07%	1.05%	1.03%	1.04%	1.05%	1.05%
Ratio of expenses to average net assets prior to fees waived[4]	1.07%	1.07%	1.08%	1.09%	1.10%	1.10%
Ratio of net investment income to average net assets	1.01%	0.74%	0.60%	0.80%	0.65%	0.43%
Ratio of net investment income to average net assets prior to fees waived	1.01%	0.72%	0.55%	0.75%	0.60%	0.38%
Portfolio turnover	9%	18%	14%	11%	18%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of the Underlying Fund in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-8

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Notes to financial statements

June 30, 2019 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Series is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended Dec. 31, 2016–Dec. 31, 2018), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2019, the Series did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds – The Series may invest in other investment companies (Underlying Fund) to the extent permitted by the 1940 Act. The Underlying Fund in which the Series invests include business development corporations (BDC) and ETFs. The Series will indirectly bear the investment management fees and other expenses of the Underlying Fund.

Repurchase Agreements – The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2019, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial

Small Cap Value Series-9

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $2,812 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $2 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investments Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administrative expenses.” For the six months ended June 30, 2019, the Series was charged $24,388 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees were calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2019, the Series was charged $44,385 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2019, the Series was charged $18,226 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the Underlying Fund. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Fund and the amount of shares that are owned of the Underlying Fund at different times.

Small Cap Value Series-10

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2019, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$101,142,084
Sales	116,658,762

At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$925,964,804	$363,159,400	$(72,701,692)	$290,457,708

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2019:

Securities	Level 1
Assets:
Common Stock	$1,185,545,063
Short-Term Investments	30,877,449

Total Value of Securities	$1,216,422,512

During the six months ended June 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2019, there were no Level 3 investments.

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/19	Year ended 12/31/18
Shares sold:
Standard Class	592,420	1,231,914
Service Class	1,205,567	2,036,658

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,018,930	859,679
Service Class	2,000,591	1,661,804

	4,817,508	5,790,055

Shares redeemed:
Standard Class	(956,920)	(1,473,380)
Service Class	(1,475,922)	(2,248,735)

	(2,432,842)	(3,722,115)

Net increase (decrease)	2,384,666	2,067,940

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Series had no amounts outstanding as of June 30, 2019, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral

Small Cap Value Series-12

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

6. Securities Lending (continued)

shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2019, the Series had no securities out on loan.

7. Credit and Market Risk

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2019. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2019, there were no Rule 144A securities held by the Series. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in the Series’ financial statements.

Small Cap Value Series-13

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Other Series information (Unaudited)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Series’ Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q or Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPSCV 22331 (8/19) (912909)	Small Cap Value Series-14

Delaware VIP® Trust

Delaware VIP U.S. Growth Series

June 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2019, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP U.S. Growth Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2019 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Disclosure of Series expenses For the six-month period from January 1, 2019 to June 30, 2019 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2019 to June 30, 2019.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual Series return†
Standard Class	$1,000.00	$1,204.80	0.74%	$4.05
Service Class	1,000.00	1,202.10	1.04%	5.68
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.12	0.74%	$3.71
Service Class	1,000.00	1,019.64	1.04%	5.21

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Fund.

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Security type / sector allocation and top 10 equity holdings As of June 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	96.73%
Communication Services	5.75%
Consumer Discretionary[1]	25.11%
Consumer Staples	3.74%
Financial Services	23.96%
Healthcare	14.17%
Materials	4.33%
Technology	19.67%
Short-Term Investments	3.44%
Total Value of Securities	100.17%
Liabilities Net of Receivables and Other Assets	(0.17)%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ prospectus and statement of additional information, the Consumer Discretionary sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Discretionary sector consisted of Internet, Media, Retail, Software, and Toys. As of June 30, 2019, such amounts, as a percentage of total net assets, were 1.53%, 8.18%, 7.56%, 3.60%, and 4.24%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Consumer Discretionary sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Microsoft	9.74%
IQVIA Holdings	6.17%
Dollar Tree	5.36%
KKR & Co. Class A	4.88%
Ball	4.33%
Charter Communications Class A	4.25%
Hasbro	4.24%
PayPal Holdings	4.08%
Mastercard Class A	4.06%
Liberty Global Class A & Class C	3.94%

U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Schedule of investments June 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.73% ²
Communication Services – 5.75%
Alphabet Class A †	8,162	$8,837,814
Alphabet Class C †	1,226	1,325,196
TripAdvisor †	243,590	11,275,781

		21,438,791

Consumer Discretionary – 25.11%
Alibaba Group Holding ADR †	33,647	5,701,484
Charter Communications Class A †	40,100	15,846,718
Dollar General	60,662	8,199,076
Dollar Tree †	186,194	19,995,374
Hasbro	149,748	15,825,369
Liberty Global Class A †	77,266	2,085,409
Liberty Global Class C †	475,256	12,608,542
Take-Two Interactive Software †	118,350	13,436,275

		93,698,247

Consumer Staples – 3.74%
Constellation Brands Class A	70,911	13,965,212

		13,965,212

Financial Services – 23.96%
Charles Schwab	259,366	10,423,919
CME Group	47,804	9,279,234
Crown Castle International	49,969	6,513,459
KKR & Co. Class A	720,735	18,212,973
Mastercard Class A	57,199	15,130,851
PayPal Holdings †	133,160	15,241,494
Visa Class A	84,059	14,588,439

		89,390,369

Healthcare – 14.17%
Biogen †	31,548	7,378,131
Illumina †	27,139	9,991,223
IQVIA Holdings †	142,984	23,006,126
UnitedHealth Group	51,272	12,510,881

		52,886,361

	Number of shares	Value (US $)
Common Stock ² (continued)
Materials – 4.33%
Ball	230,693	$16,146,203

		16,146,203

Technology – 19.67%
Applied Materials	295,823	13,285,411
Arista Networks †	36,798	9,553,497
Autodesk †	87,245	14,212,211
Microsoft	271,401	36,356,878

		73,407,997

Total Common Stock
(cost $265,317,960)		360,933,180

Short-Term Investments – 3.44%
Money Market Mutual Funds – 3.44%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.29%)	2,565,714	2,565,229
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.26%)	2,565,714	2,565,224
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.27%)	2,565,714	2,565,235
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.25%)	2,565,714	2,565,225
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.23%)	2,565,714	2,565,212

Total Short-Term Investments (cost $12,826,125)		12,826,125

Total Value of Securities – 100.17% (cost $278,144,085)	$373,759,305

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-3

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Statement of assets and liabilities	June 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$373,759,305
Foreign tax reclaims receivable	37,096
Dividends and interest receivable	12,731

Total assets	373,809,132

Liabilities:
Cash due to custodian	892
Payable for series shares redeemed	293,564
Investment management fees payable to affiliates	196,363
Distribution fees payable to affiliates	77,707
Reports and statements to shareholders payable	67,219
Other accrued expenses	30,883
Audit and tax fees payable	16,735
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,266
Accounting and administration expenses payable to affiliates	1,468
Trustees’ fees and expenses payable	1,235
Legal fees payable to affiliates	515
Reports and statements to shareholders expense payable to affiliates	323

Total liabilities	689,170

Total Net Assets	$373,119,962

Net Assets Consist of:
Paid-in capital	$263,232,316
Total distributable earnings (loss)	109,887,646

Total Net Assets	$373,119,962

Net Asset Value:
Standard Class:
Net assets	$53,004,735
Shares of beneficial interest outstanding, unlimited authorization, no par	5,517,408
Net asset value per share	$9.61

Service Class:
Net assets	$320,115,227
Shares of beneficial interest outstanding, unlimited authorization, no par	34,817,611
Net asset value per share	$9.19
[1] Investments, at cost	$278,144,085

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Statement of operations Six months ended June 30, 2019 (Unaudited)	Delaware VIP Trust — Delaware VIP U.S. Growth Series Statements of changes in net assets

Investment Income:
Dividends	$1,402,790
Interest	52,907

1,455,697

Expenses:
Management fees	1,162,446
Distribution expenses – Service Class	461,128
Accounting and administration expenses	52,154
Reports and statements to shareholders	38,819
Audit and tax fees	15,583
Dividend disbursing and transfer agent fees and expenses	14,960
Trustees’ fees and expenses	11,063
Legal fees	9,231
Custodian fees	5,989
Registration fees	29
Other	5,505

1,776,907
Less expenses paid indirectly	(1,077)

Total operating expenses	1,775,830

Net Investment Loss	(320,133)

Net Realized and Unrealized Gain:
Net realized gain	17,644,550
Net change in unrealized appreciation (depreciation) of investments	48,374,838

Net Realized and Unrealized Gain	66,019,388

Net Increase in Net Assets Resulting from Operations	$65,699,255

	Six months ended 6/30/19 (Unaudited)	Year ended 12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(320,133)	$(644,265)
Net realized gain	17,644,550	63,618,314
Net change in unrealized appreciation (depreciation)	48,374,838	(70,795,585)

Net increase (decrease) in net assets resulting from operations	65,699,255	(7,821,536)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(8,687,296)	(6,179,560)
Service Class	(54,735,552)	(42,785,737)

	(63,422,848)	(48,965,297)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	4,281,870	4,179,512
Service Class	1,248,782	5,753,887

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	8,687,296	6,179,560
Service Class	54,735,552	42,785,737

	68,953,500	58,898,696

Cost of shares redeemed:
Standard Class	(3,787,919)	(6,532,749)
Service Class	(23,603,537)	(49,881,786)

	(27,391,456)	(56,414,535)

Increase in net assets derived from capital share transactions	41,562,044	2,484,161

Net Increase (Decrease) in Net Assets	43,838,451	(54,302,672)

Net Assets:
Beginning of period	329,281,511	383,584,183

End of period	$373,119,962	$329,281,511

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-5

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP U.S. Growth Series Standard Class
	Six months ended 6/30/19[1]			Year ended
	(Unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$9.57	$11.31	$8.91	$13.31	$13.75	$13.14

Income (loss) from investment operations:
Net investment income[2]	— [3]	0.01	0.01	0.02	0.08	0.08
Net realized and unrealized gain (loss)	1.88	(0.27)	2.49	(0.75)	0.66	1.49

Total from investment operations	1.88	(0.26)	2.50	(0.73)	0.74	1.57

Less dividends and distributions from:
Net investment income	—	—	—	(0.08)	(0.08)	(0.03)
Net realized gain	(1.84)	(1.48)	(0.10)	(3.59)	(1.10)	(0.93)

Total dividends and distributions	(1.84)	(1.48)	(0.10)	(3.67)	(1.18)	(0.96)

Net asset value, end of period	$9.61	$9.57	$11.31	$8.91	$13.31	$13.75

Total return[4]	20.48%	(3.00% )	28.28%	(5.17% )	5.39%	12.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$53,005	$43,417	$46,908	$47,773	$50,055	$160,730
Ratio of expenses to average net assets	0.74%	0.73%	0.74%	0.74%	0.75%	0.74%
Ratio of net investment income to average net assets	0.08%	0.08%	0.05%	0.22%	0.56%	0.58%
Portfolio turnover	16%	40%	25%	22%	39%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	The amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-6

Delaware VIP® U.S. Growth Series Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP U.S. Growth Series Service Class

	Six months ended 6/30/19[1]			Year ended
	(Unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$9.24	$11.00	$8.68	$13.07	$13.53	$12.94

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	(0.02)	(0.02)	— [3]	0.04	0.04
Net realized and unrealized gain (loss)	1.80	(0.26)	2.44	(0.75)	0.65	1.48

Total from investment operations	1.79	(0.28)	2.42	(0.75)	0.69	1.52

Less dividends and distributions from:
Net investment income	—	—	—	(0.05)	(0.05)	— [3]
Net realized gain	(1.84)	(1.48)	(0.10)	(3.59)	(1.10)	(0.93)

Total dividends and distributions	(1.84)	(1.48)	(0.10)	(3.64)	(1.15)	(0.93)

Net asset value, end of period	$9.19	$9.24	$11.00	$8.68	$13.07	$13.53

Total return[4]	20.21%	(3.29% )	28.10%	(5.50% )	5.08%	12.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$320,115	$285,865	$336,676	$316,194	$361,691	$365,985
Ratio of expenses to average net assets	1.04%	1.01%	0.99%	0.99%	1.00%	0.99%
Ratio of expenses to average net assets prior to fees waived and expenses paid indirectly	1.04%	1.03%	1.04%	1.04%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets	(0.22%)	(0.20%)	(0.20%)	(0.03%)	0.31%	0.33%
Ratio of net investment income (loss) to average net assets prior to fees waived and expenses paid indirectly	(0.22%)	(0.22%)	(0.25%)	(0.08%)	0.26%	0.28%
Portfolio turnover	16%	40%	25%	22%	39%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-7

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Notes to financial statements June 30, 2019 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Series is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Investments in repurchase agreements are generally value at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended Dec. 31, 2016–Dec. 31, 2018), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2019, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2019, the Series had no open repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial

U.S. Growth Series-8

Delaware VIP® U.S. Growth Series Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $1,077 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned less than one dollar under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Series. For these services, DMC, not the Series, pays JSP fees based on the aggregate average daily net assets of the Series at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2019, the Series was charged $8,754 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2019, the Series was charged $13,413 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2019 the Series was charged $5,522 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Fund and the amount of shares that are owned of the Underlying Fund at different times.

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2019, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$57,275,475
Sales	81,185,396

At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$278,144,085	$102,225,379	$(6,610,159)	$95,615,220

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments) (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2019:

Securities	Level 1
Assets:
Common Stock	$360,933,180
Short-Term Investments	12,826,125

Total Value of Securities	$373,759,305

During the six months ended June 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2019, there were no Level 3 investments.

U.S. Growth Series-10

Delaware VIP® U.S. Growth Series Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/19	Year ended 12/31/18
Shares sold:
Standard Class	426,729	382,239
Service Class	129,925	595,706
Shares issued upon reinvestment of dividends and distributions:
Standard Class	945,299	609,424
Service Class	6,219,949	4,361,441

	7,721,902	5,948,810

Shares redeemed:
Standard Class	(391,448)	(601,660)
Service Class	(2,470,162)	(4,626,671)

	(2,861,610)	(5,228,331)

Net increase	4,860,292	720,479

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Series had no amounts outstanding as of June 30, 2019, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series Notes to financial statements (continued)

6. Securities Lending (continued)

shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2019, the Series had no securities out on loan.

7. Credit and Market Risk

The Series invests in growth stocks (such as those in the financial services sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2019, there were no Rule 144A securities held by the Series. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in the Series’ financial statements.

U.S. Growth Series-12

Delaware VIP® Trust — Delaware U.S. Growth Series Other Series information (Unaudited)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Series’ Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q or Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPUSG 22333 (8/19) (912909)	U.S. Growth Series-13

Delaware VIP® Trust

Delaware VIP Value Series

June 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2019, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in Delaware VIP Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2019 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series Disclosure of Series expenses For the six-month period from January 1, 2019 to June 30, 2019 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2019 to June 30, 2019.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual Series return†
Standard Class	$1,000.00	$1,109.80	0.69%	$3.61
Service Class	1,000.00	1,108.30	0.99%	5.18
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.37	0.69%	$3.46
Service Class	1,000.00	1,019.89	0.99%	4.96

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Fund.

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series Security type / sector allocation and top 10 equity holdings As of June 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.86%
Basic Materials	3.00%
Communication Services	5.99%
Consumer Discretionary	6.01%
Consumer Staples	5.62%
Energy	10.51%
Financials	15.53%
Healthcare	24.09%
Industrials	9.44%
Information Technology	12.06%
Real Estate	3.23%
Utilities	3.38%
Short-Term Investments	1.08%
Total Value of Securities	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Northrop Grumman	3.47%
Marsh & McLennan	3.41%
Edison International	3.38%
Quest Diagnostics	3.35%
Allstate	3.31%
Merck & Co.	3.30%
American International Group	3.29%
Equity Residential	3.23%
Abbott Laboratories	3.21%
Waste Management	3.17%

Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series Schedule of investments June 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock - 98.86%
Basic Materials - 3.00%
DuPont de Nemours	326,183	$24,486,558

		24,486,558

Communication Services - 5.99%
AT&T	747,324	25,042,827
Verizon Communications	416,800	23,811,784

		48,854,611

Consumer Discretionary - 6.01%
Dollar Tree †	235,400	25,279,606
Lowe’s	235,100	23,723,941

		49,003,547

Consumer Staples - 5.62%
Archer-Daniels-Midland	536,500	21,889,200
Mondelez International Class A	444,100	23,936,990

		45,826,190

Energy - 10.51%
ConocoPhillips	356,400	21,740,400
Halliburton	840,900	19,122,066
Marathon Oil	1,452,657	20,642,256
Occidental Petroleum	481,100	24,189,708

		85,694,430

Financials - 15.53%
Allstate	265,500	26,998,695
American International Group	503,600	26,831,808
Bank of New York Mellon	476,400	21,033,060
BB&T	487,600	23,955,788
Marsh & McLennan	278,700	27,800,325

		126,619,676

Healthcare - 24.09%
Abbott Laboratories	311,000	26,155,100
Cardinal Health	465,500	21,925,050
Cigna	145,151	22,868,540
CVS Health	420,400	22,907,596
Johnson & Johnson	168,200	23,426,896
Merck & Co.	320,800	26,899,080
Pfizer	577,541	25,019,076
Quest Diagnostics	268,000	27,285,080

		196,486,418

Industrials - 9.44%
Northrop Grumman	87,700	28,336,747

	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Raytheon	131,000	$22,778,280
Waste Management	224,400	25,889,028

		77,004,055

Information Technology - 12.06%
Broadcom	87,100	25,072,606
Cisco Systems	472,800	25,876,344
Intel	449,600	21,522,352
Oracle	454,000	25,864,380

		98,335,682

Real Estate - 3.23%
Equity Residential	346,800	26,329,056

		26,329,056

Utilities - 3.38%
Edison International	409,200	27,584,172

		27,584,172

Total Common Stock (cost $508,125,309)		806,224,395

Short-Term Investments - 1.08%
Money Market Mutual Funds - 1.08%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.29%)	1,762,746	1,762,181
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.26%)	1,762,747	1,762,176
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.27%)	1,762,747	1,762,185
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.25%)	1,762,747	1,762,178
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.23%)	1,762,747	1,762,161

Total Short-Term Investments (cost $8,810,881)		8,810,881

Total Value of Securities - 99.94% (cost $516,936,190)	$815,035,276

† Non-income producing security.

GS - Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Value Series-3

Delaware VIP® Trust — Delaware VIP Value Series Statement of assets and liabilities	June 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$815,035,276
Dividends and interest receivable	1,387,093
Receivable for series shares sold	39,939

Total assets	816,462,308

Liabilities:
Cash due to custodian	1,927
Investment management fees payable	416,238
Payable for series shares redeemed	309,647
Distribution fees payable to affiliates	93,500
Reports and statements to shareholders expenses payable	51,690
Other accrued expenses	41,453
Audit and tax fees payable	16,735
Custody fees payable	5,891
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,946
Accounting and administration expenses payable to affiliates	2,815
Trustees’ fees and expenses payable to affiliates	2,694
Legal fees payable to affiliates	1,124
Reports and statements to shareholders payable to affiliates	706

Total liabilities	949,366

Total Net Assets	$815,512,942

Net Assets Consist of:
Paid-in capital	$498,741,237
Total distributable earnings (loss)	316,771,705

Total Net Assets	$815,512,942

Net Asset Value:
Standard Class:
Net assets	$429,088,905
Shares of beneficial interest outstanding, unlimited authorization, no par	14,920,437
Net asset value per share	$28.76

Service Class:
Net assets	$386,424,037
Shares of beneficial interest outstanding, unlimited authorization, no par	13,475,604
Net asset value per share	$28.68

[1] Investments, at cost	$516,936,190

See accompanying notes, which are an integral part of the financial statements.

Value Series-4

Delaware VIP® Trust — Delaware VIP Value Series Statement of operations Six months ended June 30, 2019 (Unaudited)	Delaware VIP Trust — Delaware VIP Value Series Statements of changes in net assets

Investment Income:
Dividends	$9,918,914
Interest	73,873

9,992,787

Expenses:
Management fees	2,505,049
Distribution expenses-Service Class	562,576
Accounting and administration expenses	91,091
Reports and statements to shareholders expenses	34,176
Dividend disbursing and transfer agent fees and expenses	33,295
Trustees’ fees and expenses	24,633
Legal fees	21,153
Audit and tax fees	15,542
Custodian fees	11,451
Registration fees	27
Other	11,436

3,310,429
Less expenses paid indirectly	(3,254)

Total operating expenses	3,307,175

Net Investment Income	6,685,612

Net Realized and Unrealized Gain:
Net realized gain on investments	16,519,267
Net change in unrealized appreciation (depreciation) of investments	56,914,603

Net Realized and Unrealized Gain	73,433,870

Net Increase in Net Assets Resulting from Operations	$80,119,482

	Six months ended 6/30/19 (Unaudited)	Year ended 12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,685,612	$13,044,258
Net realized gain	16,519,267	56,062,721
Net change in unrealized appreciation (depreciation)	56,914,603	(89,340,596)

Net increase (decrease) in net assets resulting from operations	80,119,482	(20,233,617)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(36,693,110)	(33,362,526)
Service Class	(32,088,566)	(27,989,816)

	(68,781,676)	(61,352,342)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	14,063,642	11,383,861
Service Class	14,650,709	35,186,107

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	36,693,110	33,362,526
Service Class	32,088,566	27,989,816

	97,496,027	107,922,310

Cost of shares redeemed:
Standard Class	(16,036,663)	(45,227,144)
Service Class	(14,874,239)	(47,969,409)

	(30,910,902)	(93,196,553)

Increase in net assets derived from capital share transactions	66,585,125	14,725,757

Net Increase (Decrease) in Net Assets	77,922,931	(66,860,202)

Net Assets:
Beginning of period	737,590,011	804,450,213

End of period	$815,512,942	$737,590,011

See accompanying notes, which are an integral part of the financial statements.

Value Series-5

Delaware VIP® Trust — Delaware VIP Value Series Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Value Series Standard Class
	Six months ended 6/30/19[1]	Year ended
	(Unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$28.31	$31.57	$29.25	$28.64	$29.24	$26.09

Income (loss) from investment operations:
Net investment income[2]	0.27	0.54	0.48	0.52	0.55	0.48
Net realized and unrealized gain (loss)	2.84	(1.29)	3.38	3.39	(0.65)	3.12

Total from investment operations	3.11	(0.75)	3.86	3.91	(0.10)	3.60

Less dividends and distributions from:
Net investment income	(0.54)	(0.53)	(0.51)	(0.59)	(0.50)	(0.45)
Net realized gain	(2.12)	(1.98)	(1.03)	(2.71)	—	—

Total dividends and distributions	(2.66)	(2.51)	(1.54)	(3.30)	(0.50)	(0.45)

Net asset value, end of period	$28.76	$28.31	$31.57	$29.25	$28.64	$29.24

Total return[3]	10.98%	(2.73% )	13.80%	14.65%	(0.41% )	14.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$429,089	$388,644	$431,874	$439,265	$389,570	$523,240
Ratio of expenses to average net assets	0.69%	0.69%	0.70%	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets	1.83%	1.77%	1.64%	1.87%	1.88%	1.74%
Portfolio turnover	6%	13%	11%	17%	17%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Value Series-6

Delaware VIP® Value Series Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Value Series Service Class
	Six months ended
	6/30/19[1]	Year ended
	(Unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$28.20	$31.46	$29.15	$28.56	$29.16	$26.03

Income (loss) from investment operations:
Net investment income[2]	0.22	0.45	0.41	0.45	0.47	0.41
Net realized and unrealized gain (loss)	2.83	(1.28)	3.37	3.37	(0.64)	3.12

Total from investment operations	3.05	(0.83)	3.78	3.82	(0.17)	3.53

Less dividends and distributions from:
Net investment income	(0.45)	(0.45)	(0.44)	(0.52)	(0.43)	(0.40)
Net realized gain	(2.12)	(1.98)	(1.03)	(2.71)	—	—

Total dividends and distributions	(2.57)	(2.43)	(1.47)	(3.23)	(0.43)	(0.40)

Net asset value, end of period	$28.68	$28.20	$31.46	$29.15	$28.56	$29.16

Total return[3]	10.83%	(3.00% )	13.53%	14.32%	(0.64% )	13.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$386,424	$348,946	$372,576	$365,855	$304,570	$330,528
Ratio of expenses to average net assets	0.99%	0.97%	0.95%	0.95%	0.96%	0.96%
Ratio of expenses to average net assets prior to fees waived	0.99%	0.99%	1.00%	1.00%	1.01%	1.01%
Ratio of net investment income to average net assets	1.53%	1.49%	1.39%	1.62%	1.63%	1.49%
Ratio of net investment income to average net assets prior to fees waived	1.53%	1.47%	1.34%	1.57%	1.58%	1.44%
Portfolio turnover	6%	13%	11%	17%	17%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Value Series-7

Delaware VIP® Trust — Delaware VIP Value Series Notes to financial statements June 30, 2019 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Series is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940 as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2019, and for all open tax years (years ended Dec. 31, 2016–Dec. 31, 2018), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2019, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2019, the Series had no open repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Series declares

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Delaware VIP® Value Series Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

and pays distributions from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $3,253 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2019, the Series was charged $17,008 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2019, the Series was charged $29,763 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2019, the Series was charged $12,288 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Fund and the amount of shares that are owned of the Underlying Fund at different times.

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Delaware VIP® Value Series Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2019, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$74,092,155
Sales	49,583,631

At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$516,936,190	$317,842,127	$(19,743,041)	$298,099,086

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 -	Significant unobservable inputs including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2019:

Level 1
Securities
Assets:
Common Stock	$806,224,395
Short-Term Investments	8,810,881

Total Value of Securities	$815,035,276

During the six months ended June 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2019, there were no Level 3 investments.

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Delaware VIP® Value Series Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/19	Year ended 12/31/18
Shares sold:
Standard Class	465,747	384,160
Service Class	486,167	1,154,221
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,274,508	1,124,453
Service Class	1,117,290	944,964

	3,343,712	3,607,798

Shares redeemed:
Standard Class	(546,256)	(1,464,041)
Service Class	(500,358)	(1,570,472)

	(1,046,614)	(3,034,513)

Net increase	2,297,098	573,285

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Series had no amounts outstanding as of June 30, 2019, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the

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Delaware VIP® Value Series Notes to financial statements (continued)

6. Securities Lending (continued)

lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2019, the Series had no securities out on loan.

7. Credit and Market Risk

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2019, there were no Rule 144A securities held by the Series. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standard Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in the Series’ financial statements.

Value Series-12

Delaware VIP® Trust — Delaware VIP Value Series Other Series information (Unaudited)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Series’ Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-Q or Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPV 22334 (8/19) (912909)	Value Series-13

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE VIP® TRUST

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 4, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 4, 2019